File No. 033-85592
                                                              File No. 811-08836
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                   Post-Effective Amendment No.     17            [X]
                                                ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                  Amendment No.     36            [X]
                                                ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT VIII
                                  (VARIFLEX LS)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                  Name and Address of Agent for Service:
                  Amy J. Lee
                  Vice President and Associate General Counsel
                  Security Benefit Life Insurance Company
                  One Security Benefit Place
                  Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering:  May 1, 2009

It is proposed that this filing will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
[X]    on May 1, 2009, pursuant to paragraph (b) of Rule 485
[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]    on May 1, 2009, pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                                     [LOGO] SECURITY BENEFIT (R)

PROSPECTUS                                                 May 1, 2009

--------------------------------------------------------------------------------
VARIFLEX LS(R) VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                                     ---------------------------
                                                       Important Privacy
                                                        Notice Included

                                                         See Back Cover

                                                     ---------------------------


                                              Variable annuity contracts issued
                                              by Security Benefit Life Insurance
                                              Company and offered by Security
                                              Distributors, Inc.


V6911                                                     32-69114-00 2009/05/01

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                         VARIFLEX LS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------
           ISSUED BY:                              MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461
--------------------------------------------------------------------------------

      This Prospectus describes the Variflex LS Variable Annuity--an individual flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 401, 402A, 403(b), 408, 408A or 457 of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account VIII, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o     AIM V.I. Basic Value

o     AIM V.I. Capital Development

o     AIM V.I. Global Health Care

o     AIM V.I. Global Real Estate

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     American Century VP Ultra(R)

o     American Century VP Value

o     Dreyfus IP Technology Growth

o     Dreyfus VIF International Value

o     Legg Mason Partners Variable Aggressive Growth

o     Legg Mason Partners Variable Small Cap Growth

o     MFS(R) VIT Research International

o     MFS(R) VIT Total Return

o     MFS(R) VIT Utilities

o     Neuberger Berman AMT Socially Responsive

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT All Asset

o     PIMCO VIT CommodityRealReturn Strategy

o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     Royce Micro-Cap

o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)

o     SBL All Cap Value (formerly SBL Equity Income)

o     SBL Alpha Opportunity

o     SBL Enhanced Index

o     SBL Equity

o     SBL Global

o     SBL High Yield

o     SBL Large Cap Value

o     SBL Managed Asset Allocation

o     SBL Mid Cap Growth

o     SBL Mid Cap Value

o     SBL Money Market

o     SBL Select 25

o     SBL Small Cap Growth

o     SBL Small Cap Value

o     SBL US Intermediate Bond (formerly SBL Diversified Income)

o     Van Kampen LIT Comstock

o     Van Kampen LIT Government

o     Van Kampen UIF Equity and Income



      Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

--------------------------------------------------------------------------------
      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2009
--------------------------------------------------------------------------------
V6911                                                     32-69114-00 2009/05/01

      Amounts that you allocate to Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Option."

      You may return a Contract according to the terms of its Free-Look Right. See "Free-Look Right."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 9 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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                                       2

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                                TABLE OF CONTENTS


                                                                            Page
DEFINITIONS ..............................................................   4
SUMMARY ..................................................................   5
   Purpose of the Contract ...............................................   5
   The Separate Account and the Underlying Funds .........................   5
   Fixed Account .........................................................   5
   Purchase Payments .....................................................   5
   Contract Benefits .....................................................   5
   Free-Look Right .......................................................   5
   Charges and Deductions ................................................   5
   Tax-Free Exchange .....................................................   6
   Contacting the Company ................................................   6
EXPENSE TABLES ...........................................................   7
   Contract Owner Transaction Expenses ...................................   7
   Periodic Expenses .....................................................   7
   Example ...............................................................   7
CONDENSED FINANCIAL INFORMATION ..........................................   8
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE
UNDERLYING FUNDS .........................................................  15
   Security Benefit Life Insurance Company ...............................  15
   Published Ratings .....................................................  15
   Separate Account ......................................................  15
   Underlying Funds ......................................................  15
THE CONTRACT .............................................................  17
   General ...............................................................  17
   Important Information About Your Benefits Under the Contract ..........  17
   Application for a Contract ............................................  18
   Purchase Payments .....................................................  18
   Allocation of Purchase Payments .......................................  19
   Dollar Cost Averaging Option ..........................................  19
   Asset Reallocation Option .............................................  20
   Transfers of Contract Value ...........................................  20
   Contract Value ........................................................  23
   Determination of Contract Value .......................................  23
   Cut-Off Times .........................................................  24
   Full and Partial Withdrawals ..........................................  24
   Systematic Withdrawals ................................................  25
   Free-Look Right .......................................................  25
   Death Benefit .........................................................  25
   Distribution Requirements .............................................  26
   Death of the Annuitant ................................................  26
CHARGES AND DEDUCTIONS ...................................................  27
   Mortality and Expense Risk Charge .....................................  27
   Administrative Charge .................................................  27
   Premium Tax Charge ....................................................  27
   Loan Interest Charge ..................................................  27
   Other Charges .........................................................  27
   Variations in Charges .................................................  27
   Guarantee of Certain Charges ..........................................  28
   Underlying Fund Expenses ..............................................  28
ANNUITY PERIOD ...........................................................  28
   General ...............................................................  28
   Annuity Options .......................................................  28
   Selection of an Option ................................................  29
THE FIXED ACCOUNT ........................................................  29
   Interest ..............................................................  30
   Death Benefit .........................................................  30
   Contract Charges ......................................................  30
   Transfers and Withdrawals from the Fixed Account ......................  30
   Payments from the Fixed Account .......................................  31
MORE ABOUT THE CONTRACT ..................................................  31
   Ownership .............................................................  31
   Designation and Change of Beneficiary .................................  31
   Dividends .............................................................  32
   Payments from the Separate Account ....................................  32
   Proof of Age and Survival .............................................  32
   Misstatements .........................................................  32
   Loans .................................................................  32
   Restrictions on Withdrawals from Qualified Plans ......................  33
   Restrictions Under the Texas Optional Retirement Program ..............  34
FEDERAL TAX MATTERS ......................................................  34
   Introduction ..........................................................  34
   Tax Status of Security Benefit and the Separate Account ...............  34
   Income Taxation of Annuities in General--Non-Qualified Plans ..........  35
   Additional Considerations .............................................  36
   Qualified Plans .......................................................  37
   Other Tax Considerations ..............................................  41
OTHER INFORMATION ........................................................  42
   Voting of Underlying Fund Shares ......................................  42
   Substitution of Investments ...........................................  42
   Changes to Comply with Law and Amendments .............................  43
   Reports to Owners .....................................................  43
   Electronic Privileges .................................................  43
   State Variations ......................................................  43
   Legal Proceedings .....................................................  43
   Sale of the Contract ..................................................  44
   Legal Matters .........................................................  45
PERFORMANCE INFORMATION ..................................................  45
ADDITIONAL INFORMATION ...................................................  45
   Registration Statement ................................................  45
   Financial Statements ..................................................  46
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ................  46
OBJECTIVES FOR UNDERLYING FUNDS ..........................................  47
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


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YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT
CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR TO WHICH WE HAVE REFERRED YOU. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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                                       3

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DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION PERIOD -- The period commencing on the Contract Date and ending on the Annuity Start Date or, if earlier, when you terminate the Contract, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of Security Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments is made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments are to begin.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month.

      CONTRACT DATE -- The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including accrued loan interest.

      CONTRACTOWNER OR OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      CONTRACT VALUE -- The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint
Owner: the Owner, the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.


      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily at an annual effective rate of 3% based upon the state in which the Contract is issued and the requirements of that state.


      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The SBL Variable Annuity Account VIII. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt and any uncollected premium taxes.

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                                       4

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SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relate to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and also described in the Contract.

PURPOSE OF THE CONTRACT -- The individual flexible purchase payment deferred variable annuity contract ("Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract on an individual basis in connection with a retirement plan qualified under Section 401, 402A, 403(b), 408, 408A or 457 of the Internal Revenue Code of 1986, as amended. These plans are sometimes referred to in this Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund.

      You may allocate all or a part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT -- You may allocate all or a part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company, which may not be less than the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS -- The minimum initial Purchase Payment is $25,000 ($25 for employees of The Texas A&M system). Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000 ($25 for employees of The Texas A&M system). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account plus the Contract Value in the Subaccounts plus any charges deducted from Contract Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to the Contract Value and no surrender charge is assessed upon withdrawal or surrender of a Contract. Certain charges will be deducted in connection with the Contract as described below.

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.25% of each Subaccount's average daily net assets. This charge is also deducted during the Annuity Period. See "Mortality and Expense Risk Charge."

      ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The Company does not assess the administration charge against Contract Value which is applied under Annuity Options 1-4. See "Administrative Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on annuitization or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan.

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                                       5

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Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees. For a description of these charges and expenses, see the Prospectus for each Underlying Fund.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


      The Internal Revenue Service has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the contract within one year of the exchange. Please see your tax advisor for further information.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-888-2461.

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                                       6

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EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

-----------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your
Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and
Expense Risk Charge."
-----------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                  None
-----------------------------------------------------------------------------------------
   Deferred Sales Charge                                                            None
   (as a percentage of amount withdrawn attributable to Purchase Payments)
-----------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                      None
-----------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the
Underlying Funds.
-----------------------------------------------------------------------------------------
   Net Loan Interest Charge(1)                                                      2.50%
-----------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Contract Value)
-----------------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                                      1.25%
-----------------------------------------------------------------------------------------
      Annual Administration Charge                                                  0.15%
-----------------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                                        1.40%
-----------------------------------------------------------------------------------------

(1) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.5% or the Guaranteed Rate plus 2.0% if your Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                                           MINIMUM       MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)          0.65%         1.92%
--------------------------------------------------------------------------------
(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2008, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2008.


EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                  1       3        5        10
                                                 YEAR   YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the end of
the applicable time period                      $ 335  $ 1,021  $ 1,731  $ 3,613

If you do not surrender or annuitize your
Contract                                          335    1,021    1,731    3,613


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                                       7

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CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


----------------------------------------------------------------------------------------------------------------
                                                                    ACCUMULATION UNIT VALUE
                                                                    -----------------------   ACCUMULATION UNITS
                                                                    BEGINNING       END OF     OUTSTANDING AT
SUBACCOUNT                                                 YEAR     OF PERIOD       PERIOD      END OF PERIOD
---------------------------------------------------------------------------------------------------------------
                                                           2008     $  12.14       $   5.76          42,033
                                                           2007        12.15          12.14          63,424
AIM V.I. Basic Value                                       2006        10.91          12.15          79,749
                                                           2005        10.49          10.91          41,010
                                                           2004(d)     10.00          10.49          20,891
----------------------------------------------------------------------------------------------------------------
                                                           2008        12.95           6.75         152,514
AIM V.I. Capital Development                               2007        11.88          12.95         376,469
                                                           2006        10.37          11.88          35,950
                                                           2005(e)     10.00          10.37             581
----------------------------------------------------------------------------------------------------------------
                                                           2008        12.25           8.62          69,398
                                                           2007        11.10          12.25          31,253
AIM V.I. Global Health Care                                2006        10.70          11.10          38,003
                                                           2005        10.04          10.70          41,285
                                                           2004(d)     10.00          10.04           2,174
----------------------------------------------------------------------------------------------------------------
                                                           2008        18.64          10.17         157,289
                                                           2007        20.01          18.64         145,926
AIM V.I. Global Real Estate                                2006        14.23          20.01         266,986
                                                           2005        12.63          14.23         167,606
                                                           2004(d)     10.00          12.63          75,584
----------------------------------------------------------------------------------------------------------------
                                                           2008        15.25           8.94         257,029
AIM V.I. International Growth                              2007        13.51          15.25         651,389
                                                           2006        10.72          13.51         347,802
                                                           2005(e)     10.00          10.72           6,740
----------------------------------------------------------------------------------------------------------------
                                                           2008        13.39           9.41          73,024
                                                           2007        12.42          13.39         235,100
AIM V.I. Mid Cap Core Equity                               2006        11.35          12.42          46,286
                                                           2005        10.73          11.35          98,033
                                                           2004(d)     10.00          10.73         125,729
----------------------------------------------------------------------------------------------------------------
                                                           2008        11.88           6.84          86,741
                                                           2007         9.97          11.88         449,423
American Century VP Ultra(R)                               2006        10.47           9.97          89,487
                                                           2005        10.41          10.47         337,465
                                                           2004(d)     10.00          10.41          50,252
----------------------------------------------------------------------------------------------------------------
                                                           2008        12.24           8.83          91,640
                                                           2007        13.11          12.24         122,099
American Century VP Value                                  2006        11.23          13.11         312,201
                                                           2005        10.86          11.23         220,181
                                                           2004(d)     10.00          10.86         140,875
----------------------------------------------------------------------------------------------------------------
                                                           2008        11.83           6.85          44,539
Dreyfus IP Technology Growth                               2007        10.49          11.83         176,812
                                                           2006        10.22          10.49           4,396
                                                           2005(e)     10.00          10.22           2,642
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       8

----------------------------------------------------------------------------------------------------------------
                                                                    ACCUMULATION UNIT VALUE
                                                                    -----------------------   ACCUMULATION UNITS
                                                                     BEGINNING       END OF     OUTSTANDING AT
SUBACCOUNT                                                 YEAR      OF PERIOD       PERIOD      END OF PERIOD
----------------------------------------------------------------------------------------------------------------
                                                           2008        15.42          9.51          110,667
                                                           2007        15.05         15.42          170,877
Dreyfus VIF International Value                            2006        12.47         15.05          355,800
                                                           2005        11.33         12.47          378,629
                                                           2004(d)     10.00         11.33          208,686
----------------------------------------------------------------------------------------------------------------
                                                           2008        10.96          6.42          171,162
Legg Mason Partners Variable Aggressive Growth             2007        11.07         10.96          102,975
                                                           2006        10.14         11.07           32,541
                                                           2005(e)     10.00         10.14              266
----------------------------------------------------------------------------------------------------------------
                                                           2008        12.26          7.17           96,004
Legg Mason Partners Variable Small Cap Growth              2007        11.32         12.26            4,547
                                                           2006        10.25         11.32            4,918
                                                           2005(e)     10.00         10.25                0
----------------------------------------------------------------------------------------------------------------
                                                           2008        14.47          8.20           76,391
MFS(R) VIT Research International                          2007        13.05         14.47           79,876
                                                           2006        10.57         13.05           76,536
                                                           2005(e)     10.00         10.57            2,758
----------------------------------------------------------------------------------------------------------------
                                                           2008        11.38          8.72           69,561
MFS(R) VIT Total Return                                    2007        11.10         11.38           68,773
                                                           2006        10.09         11.10           88,646
                                                           2005(e)     10.00         10.09            8,628
----------------------------------------------------------------------------------------------------------------
                                                           2008        16.94         10.39          207,484
MFS(R) VIT Utilities                                       2007        13.47         16.94          241,061
                                                           2006        10.43         13.47          154,421
                                                           2005(e)     10.00         10.43            2,162
----------------------------------------------------------------------------------------------------------------
                                                           2008        17.50         10.45          421,935
Neuberger Berman AMT Socially Responsive(g                 2007        16.53         17.50          504,365
                                                           2006        10.00         16.53          624,600
----------------------------------------------------------------------------------------------------------------
                                                           2008        13.11          8.02          113,287
                                                           2007        13.49         13.11           94,760
Oppenheimer Main Street Small Cap Fund(R)/VA               2006        11.93         13.49          253,788
                                                           2005        11.03         11.93           76,574
                                                           2004(d)     10.00         11.03           11,426
----------------------------------------------------------------------------------------------------------------
                                                           2008        12.39         10.28           44,465
                                                           2007        11.60         12.39           41,688
PIMCO VIT All Asset                                        2006        11.24         11.60          134,684
                                                           2005        10.73         11.24          179,124
                                                           2004(d)     10.00         10.73           27,491
-----------------------------------------------------------------------------------------------------------------
                                                           2008        12.02          6.66           88,052
PIMCO VIT CommodityRealReturn Strategy                     2007         9.90         12.02           21,391
                                                           2006        10.36          9.90            9,239
                                                           2005(e)     10.00         10.36            9,073
-----------------------------------------------------------------------------------------------------------------
                                                           2008        10.45         10.06           92,501
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)                2007        10.23         10.45          111,833
                                                           2006        10.15         10.23          119,180
                                                           2005(e)     10.00         10.15            1,216
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                    ACCUMULATION UNIT VALUE
                                                                    -----------------------   ACCUMULATION UNITS
                                                                     BEGINNING       END OF     OUTSTANDING AT
SUBACCOUNT                                                 YEAR      OF PERIOD       PERIOD     END OF PERIOD
----------------------------------------------------------------------------------------------------------------
                                                           2008        10.81         10.61          180,239
                                                           2007        10.21         10.81           88,522
PIMCO VIT Low Duration                                     2006         9.96         10.21          144,545
                                                           2005        10.00          9.96          210,007
                                                           2004(d)     10.00         10.00           44,136
----------------------------------------------------------------------------------------------------------------
                                                           2008        11.49         10.53          690,186
                                                           2007        10.53         11.49          416,962
PIMCO VIT Real Return                                      2006        10.60         10.53          294,272
                                                           2005        10.53         10.60          383,546
                                                           2004(d)     10.00         10.53           58,155
----------------------------------------------------------------------------------------------------------------
                                                           2008        12.76          7.14          122,522
Royce Micro-Cap                                            2007        12.44         12.76          120,770
                                                           2006        10.42         12.44          104,760
                                                           2005(e)     10.00         10.42           22,576
----------------------------------------------------------------------------------------------------------------
                                                           2008        15.28          8.93           96,659
Rydex VT All-Cap Opportunity                               2007        12.63         15.28          203,019
(formerly Rydex VT Sector Rotation)                        2006        11.50         12.63          157,631
                                                           2005        10.25         11.50          180,597
                                                           2004(d)     10.00         10.25           21,206
----------------------------------------------------------------------------------------------------------------
                                                           2008        30.54         18.54          901,361
                                                           2007        30.12         30.54        1,185,130
                                                           2006        25.71         30.12        1,412,067
                                                           2005        25.13         25.71        1,792,279
SBL All Cap Value (formerly SBL Equity Income)             2004        22.28         25.13        1,038,841
                                                           2003(c)     18.04         22.28        1,175,425
                                                           2002        21.13         18.04        1,318,143
                                                           2001        21.15         21.13        2,590,290
                                                           2000(b)     19.00         21.15        2,832,466
                                                           1999        18.69         19.00        3,406,579
----------------------------------------------------------------------------------------------------------------
                                                           2008        14.69          9.48          372,970
                                                           2007        12.60         14.69          540,131
SBL Alpha Opportunity                                      2006        11.30         12.60          358,296
                                                           2005        10.74         11.30          438,334
                                                           2004(d)     10.00         10.74          203,815
----------------------------------------------------------------------------------------------------------------
                                                           2008        10.29          6.34          514,820
                                                           2007        10.34         10.29          768,416
                                                           2006         9.07         10.34        1,137,870
                                                           2005         8.76          9.07          715,998
SBL Enhanced Index                                         2004         8.09          8.76          304,225
                                                           2003(c)      6.42          8.09          374,198
                                                           2002         8.45          6.42          422,513
                                                           2001         9.85          8.45        1,315,874
                                                           2000(b)     11.13          9.85        1,292,504
                                                           1999(a)     10.00         11.13          525,132
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                    ACCUMULATION UNIT VALUE
                                                                    -----------------------   ACCUMULATION UNITS
                                                                     BEGINNING       END OF     OUTSTANDING AT
SUBACCOUNT                                                 YEAR      OF PERIOD       PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------------------------
                                                           2008        20.58         12.70          721,129
                                                           2007        21.95         20.58          954,586
                                                           2006        19.72         21.95        1,282,749
                                                           2005        19.16         19.72        1,585,396
                                                           2004        18.03         19.16        1,176,643
SBL Equity                                                 2003(c)     15.03         18.03        1,510,223
                                                           2002        20.08         15.03        1,762,644
                                                           2001        22.99         20.08        4,164,027
                                                           2000(b)     26.71         22.99        4,584,878
                                                           1999        25.06         26.71        5,225,093
----------------------------------------------------------------------------------------------------------------
                                                           2008        38.62         23.46          934,103
                                                           2007        35.97         38.62        1,199,870
                                                           2006        31.09         35.97        1,469,965
                                                           2005        27.77         31.09        1,821,380
SBL Global                                                 2004        23.71         27.77          996,223
                                                           2003(c)     16.76         23.71        1,221,497
                                                           2002        22.00         16.76        1,258,502
                                                           2001        25.43         22.00        2,877,451
                                                           2000(b)     24.88         25.43        3,132,827
                                                           1999        16.43         24.88        2,659,740
----------------------------------------------------------------------------------------------------------------
                                                           2008        18.22         12.58          692,236
                                                           2007        18.11         18.22          570,097
                                                           2006        16.52         18.11          832,570
                                                           2005        16.14         16.52          971,007
SBL High Yield                                             2004        14.66         16.14          652,696
                                                           2003(c)     12.22         14.66        1,053,685
                                                           2002        12.34         12.22          544,019
                                                           2001        11.99         12.34        1,266,242
                                                           2000(b)     12.35         11.99        1,288,003
                                                           1999        12.36         12.35        1,097,087
----------------------------------------------------------------------------------------------------------------
                                                           2005         5.90          6.01        1,016,183
                                                           2004         5.79          5.90          373,048
                                                           2003(c)      4.74          5.79          565,279
SBL Large Cap Growth(g)                                    2002         6.59          4.74          447,595
                                                           2001         7.90          6.59          442,288
                                                           2000(b)     10.00          7.90          196,598
----------------------------------------------------------------------------------------------------------------
                                                           2008        23.88         14.79          789,695
                                                           2007        22.89         23.88        1,069,908
                                                           2006        19.03         22.89        1,301,186
                                                           2005        17.46         19.03        1,314,896
SBL Large Cap Value                                        2004        15.98         17.46          830,596
                                                           2003(c)     12.58         15.98        1,048,184
                                                           2002        16.82         12.58        1,131,423
                                                           2001        18.08         16.82        2,506,792
                                                           2000(b)     19.65         18.08        2,614,710
                                                           1999        19.58         19.65        3,145,165
----------------------------------------------------------------------------------------------------------------
                                                           2005         8.42          8.75          752,716
                                                           2004         7.85          8.42          281,852
                                                           2003(c)      6.31          7.85          340,602
SBL Main Street Growth and Income(R)(g)                    2002         7.93          6.31          364,697
                                                           2001         8.93          7.93          817,450
                                                           2000(b)     10.00          8.93          513,754
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                    ACCUMULATION UNIT VALUE
                                                                    -----------------------   ACCUMULATION UNITS
                                                                     BEGINNING       END OF     OUTSTANDING AT
SUBACCOUNT                                                 YEAR      OF PERIOD       PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------------------------
                                                           2008        22.56         16.20          687,833
                                                           2007        21.58         22.56          833,758
                                                           2006        19.53         21.58          976,082
                                                           2005        18.98         19.53        1,264,434
SBL Managed Asset Allocation                               2004        17.38         18.98          701,088
                                                           2003(c)     14.23         17.38          819,501
                                                           2002        15.97         14.23          935,728
                                                           2001        17.06         15.97        2,145,464
                                                           2000(b)     17.46         17.06        2,347,448
                                                           1999        16.14         17.46        2,496,544
----------------------------------------------------------------------------------------------------------------
                                                           2008        33.19         19.64          512,771
                                                           2007        37.58         33.19          665,430
                                                           2006        36.32         37.58          936,625
                                                           2005        34.16         36.32        1,188,745
                                                           2004        31.46         34.16          694,572
SBL Mid Cap Growth                                         2003(c)     20.41         31.46          888,272
                                                           2002        29.36         20.41        1,008,965
                                                           2001        34.99         29.36        2,139,207
                                                           2000(b)     30.38         34.99        2,375,134
                                                           1999        19.04         30.38        1,782,076
----------------------------------------------------------------------------------------------------------------
                                                           2008        53.18         37.51          880,956
                                                           2007        52.96         53.18        1,094,684
                                                           2006        46.84         52.96        1,401,338
                                                           2005        40.88         46.84        1,660,267
                                                           2004        32.65         40.88          636,554
SBL Mid Cap Value                                          2003(c)     21.46         32.65          683,628
                                                           2002        25.33         21.46          798,264
                                                           2001        23.12         25.33        2,372,237
                                                           2000(b)     17.53         23.12        2,278,938
                                                           1999        14.96         17.53        1,674,949
----------------------------------------------------------------------------------------------------------------
                                                           2008        13.45         13.54        1,822,806
                                                           2007        13.03         13.45        1,217,266
                                                           2006        12.65         13.03          789,895
                                                           2005        12.49         12.65          772,911
SBL Money Market                                           2004        12.58         12.49          361,095
                                                           2003(c)     12.69         12.58          571,102
                                                           2002        12.72         12.69        2,121,291
                                                           2001        12.43         12.72        3,232,846
                                                           2000(b)     11.89         12.43        2,820,774
                                                           1999        11.51         11.89        2,554,229
----------------------------------------------------------------------------------------------------------------
                                                           2008         9.00          5.58          556,740
                                                           2007         9.73          9.00          761,876
                                                           2006         9.18          9.73        1,142,259
                                                           2005         8.33          9.18          891,309
SBL Select 25                                              2004         7.56          8.33          315,221
                                                           2003(c)      6.51          7.56          449,386
                                                           2002         9.00          6.51          561,175
                                                           2001        10.14          9.00        1,983,798
                                                           2000(b)     12.25         10.14        2,207,394
                                                           1999(a)     10.00         12.25        1,016,866
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                    ACCUMULATION UNIT VALUE
                                                                    -----------------------   ACCUMULATION UNITS
                                                                     BEGINNING       END OF     OUTSTANDING AT
SUBACCOUNT                                                 YEAR      OF PERIOD       PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------------------------
                                                           2008        18.33          9.54          374,720
                                                           2007        17.61         18.33          512,332
                                                           2006        16.98         17.61          713,942
                                                           2005        16.02         16.98          935,725
                                                           2004        13.87         16.02          400,767
SBL Small Cap Growt                                        2003(c)      8.99         13.87          640,432
                                                           2002        12.41          8.99          566,281
                                                           2001        17.45         12.41        1,540,202
                                                           2000(b)     19.39         17.45        1,768,279
                                                           1999        10.50         19.39          955,644
----------------------------------------------------------------------------------------------------------------
                                                           2008        28.49         17.25          415,980
                                                           2007        26.21         28.49          582,914
                                                           2006        23.44         26.21          683,290
                                                           2005        20.76         23.44          850,022
SBL Small Cap Value                                        2004        17.49         20.76          384,647
                                                           2003(c)     11.75         17.49          384,338
                                                           2002        12.81         11.75          355,421
                                                           2001        10.64         12.81          855,350
                                                           2000(b)     10.00         10.64          151,980
----------------------------------------------------------------------------------------------------------------
                                                           2005        19.13         19.81          590,969
                                                           2004        18.45         19.13          325,603
                                                           2003(c)     15.09         18.45          413,865
                                                           2002        19.61         15.09          574,397
                                                           2001        22.88         19.61        1,500,670
SBL Social Awareness(g)                                    2000(b)     26.64         22.88        1,822,026
                                                           1999        23.04         26.64        1,693,412
                                                           1998        17.78         23.04        1,140,285
                                                           1997        14.69         17.78          541,120
                                                           1996        12.56         14.69          220,549
----------------------------------------------------------------------------------------------------------------
                                                           2008        16.42         14.79          656,738
                                                           2007        16.18         16.42          920,595
                                                           2006        15.81         16.18        1,241,135
                                                           2005        15.74         15.81        1,709,299
SBL US Intermediate Bond (formerly SBL Diversified Income) 2004        15.38         15.74          985,207
                                                           2003(c)     15.12         15.38        1,323,882
                                                           2002        14.03         15.12        1,942,172
                                                           2001        13.28         14.03        2,839,928
                                                           2000(b)     12.40         13.28        2,408,046
                                                           1999        13.07         12.40        2,665,337
----------------------------------------------------------------------------------------------------------------
                                                           2008        11.23          7.11           59,607
Van Kampen LIT Comstock                                    2007        11.66         11.23           30,238
                                                           2006        10.19         11.66           36,085
                                                           2005(e)     10.00         10.19            1,511
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                    ACCUMULATION UNIT VALUE
                                                                    -----------------------   ACCUMULATION UNITS
                                                                     BEGINNING       END OF     OUTSTANDING AT
SUBACCOUNT                                                 YEAR      OF PERIOD       PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------------------------
                                                           2008        10.84          10.85         329,965
Van Kampen LIT Government                                  2007        10.28          10.84         147,460
                                                           2006        10.11          10.28          73,579
                                                           2005(e)     10.00          10.11           2,726
----------------------------------------------------------------------------------------------------------------
                                                           2008        11.43           8.72          41,469
Van Kampen UIF Equity and Income                           2007        11.22          11.43          90,233
                                                           2006        10.11          11.22          77,826
                                                           2005(e)     10.00          10.11           1,122
----------------------------------------------------------------------------------------------------------------

(a) Accumulation Unit Values for SBL Enhanced Index Subaccount and SBL Select 25 Subaccount are for the period May 3, 1999 (the date the Subaccounts were first publicly offered) through December 31, 1999.

(b) SBL Large Cap Growth Subaccount, SBL Small Cap Value Subaccount, and SBL Main Street Growth and Income(R) Subaccount for the period May 1, 2000 (inception) through December 31, 2000. Beginning this year, the Accumulation units outstanding at the end of period reflect the actual number of units for Variflex LS contracts. Prior to 2000, the total number of units was reported for the entire Separate Account.

(c) Beginning in 2003, the Accumulation units outstanding at the end of period reflect the total actual units outstanding (accumulation and annuity) for Variflex LS Contracts.

(d) Accumulation unit values for these Subaccounts are for the period February 11, 2004 (the date first publicly offered) to December 31, 2004.

(e) Accumulation unit values for these Subaccounts are for the period November 15, 2005 (the date first publicly offered) to December 31, 2005.

(f) Accumulation unit values for these Subaccounts are for the period May 1, 2006 (the date first publicly offered) to December 31, 2006.

(g) On June 16, 2006 the funds underlying the SBL Large Cap Growth, SBL Main Street Growth and Income, and SBL Social Awareness Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced Index) and Neuberger Berman AMT Socially Responsive Portfolio, respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for this Subaccount.


--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2008, the Company had total assets of approximately $9.3 billion. Together with its affiliates, the Company has total funds under management of over $24.3 billion.

      The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on September 12, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent, the contracts so provide. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contracts. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities, or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life

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                                       15

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insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12B-1 FEES. The Company and/or its subsidiary, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds, that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may

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                                       16

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provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangement with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is an individual flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options on a variable basis, a fixed basis or both beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 401, 402A, 403(b), 408, 408A, or 457 of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) pension, profit-sharing and 401(k) plans established by an employer for the benefit of its employees under
Section 401, including self-employed individuals' retirement plans (sometimes called HR-10 and Keogh plans), (2) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan, under Section 408, (3) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (4) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.

IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") is not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the

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                                       17

--------------------------------------------------------------------------------

investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $25,000 ($25 for employees of The Texas A&M system). Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000 ($25 for employees of The Texas A&M system). The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is also $1,000. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which

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                                       18

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they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than 1% of any payment being allocated to any one Subaccount or the Fixed Account. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at lease one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify, or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

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      You may make changes to the option by writing to the Company's
Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, the Subaccount has been depleted, or the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. The Asset Reallocation Option will terminate automatically if a transfer is made to, or from, any Subaccount included in the allocation selected by the Contractowner. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for, the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Program, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $1,000 or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      You may also transfer Contract Value from the Subaccounts to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company generally does not limit the frequency of transfers, although the Company reserves the right to

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                                       20
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limit the number of transfers to 14 in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       21

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
----------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                    ROUND TRIP
                                SUBACCOUNT                                          TRANSFERS
----------------------------------------------------------------------------------------------
SBL Money Market                                                                    Unlimited
----------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA                                           6(1)
----------------------------------------------------------------------------------------------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global HealthCare,        4(1)
AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid
Cap Core Equity, Legg Mason Partners Variable Aggressive Growth, Legg Mason
Partners Variable Small Cap Growth, Neuberger Berman AMT Socially Responsive,
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Foreign
Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Rydex
VT All-Cap Opportunity, SBL Alpha Opportunity, SBL US Intermediate Bond, SBL
Enhanced Index, SBL Equity, SBL All Cap Value, SBL Global, SBL High Yield, SBL
Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap
Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, Van Kampen LIT
Comstock, Van Kampen LIT Government, Van Kampen UIF Equity and Income
----------------------------------------------------------------------------------------------
Royce Micro-Cap                                                                        3(1)
----------------------------------------------------------------------------------------------
American Century VP Ultra(R), American Century VP Value                                2(1)
----------------------------------------------------------------------------------------------
MFS(R) VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities       2(2)
----------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth, Dreyfus VIF International Value                          2(3)
----------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 4-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds

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                                       22

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in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the SBL Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value," below. Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, the interest credited to the Fixed Account, payment of Purchase Payments, the amount of any outstanding Contract Debt, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited

--------------------------------------------------------------------------------
                                       23

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--------------------------------------------------------------------------------

is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions, including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract, affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and
(5) the administrative charge under the Contract.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to restrictions on partial withdrawals of Contract Value from the Fixed Account, limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5 and 6. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper Withdrawal Request form must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge."


      The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or a part of the Contract for another investment be made upon a transfer form provided by the Company, which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be for at least $1,000, except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, the Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

charge in addition to the payment amount. See "Premium Tax Charge." If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $5,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account according to the Contractowner's instructions to the Company. If a Contractowner does not specify the allocation, the Company will deduct the withdrawal from the Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.


      A full or partial withdrawal, including a systematic withdrawal, may result in the receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. A Contractowner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or as based upon the life expectancy of the Owner or the Owner and a beneficiary. A Contractowner may also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Contractowner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated from the Contractowner's Contract Value in the Subaccounts and the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. Systematic withdrawals from Contract Value allocated to the Fixed Account must provide for payments over a period of not fewer than 36 months as described under "The Fixed Account." You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans", "Restrictions under the Texas Optional Retirement Program" and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. The Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account, plus the Contract Value in the Subaccounts, plus any charges deducted from Contract Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

death benefit proceeds will be calculated upon receipt of due proof of death of either Owner prior to the Annuity Start Date and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. Additionally, if the Owner is not a natural person, the amount of the death benefit will be based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt and any uncollected premium taxes. If an Owner dies during the Accumulation Period and the age of each Owner was 75 or less on the date the Contract was issued, the amount of the death benefit will be the greatest of:

o The sum of all Purchase Payments, less any reductions caused by previous withdrawals,

o The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or

o     The stepped-up death benefit.

      The stepped-up death benefit is: (1) the largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus (2) any Purchase Payments made since the applicable fifth year anniversary, less (3) any reductions caused by previous withdrawals since the applicable fifth year anniversary.

      If an Owner dies during the Accumulation Period and the age of any Owner was 76 or greater on the date the Contract was issued, or if due proof of death (regardless of the age of any Owner on the date the Contract was issued) and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

      The death benefit for Contracts issued in Florida is different than the death benefit described above. For Contracts issued in Florida, the death benefit, regardless of the age at issue, is the greater of (1) the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company at its Administrative Office, or (2) the total Purchase Payments received less any reductions caused by previous withdrawals. However, if due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as directed by the Owner or as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" for a discussion of the tax consequences in the event of death.

      Please note that any death benefit payment we make in excess of Contract Value is subject to our financial strength and claims-paying ability.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with Non-Qualified Plans, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with Qualified Plans, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death.

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                                       26

--------------------------------------------------------------------------------

If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an annual rate of 1.25% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts. This charge is also deducted during the Annuity Period.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.

      The Company pays sales commissions to broker-dealers and other expenses associated with the promotion and sales of the Contracts. Certain charges under the Contract, including any profits realized from the mortality and expense risk charge, are designed to reimburse the Company for these costs. Broker-dealers may receive aggregate commissions of up to 3% of aggregate Purchase Payments and an annual trail commission of up to 1% of Contract Value. The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition, registered representatives may be eligible under programs adopted by the Company to receive non-cash compensation such as expense-paid due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the Financial Industry Regulatory Authority, Inc. ("FINRA").

ADMINISTRATIVE CHARGE -- The Company deducts a daily administrative charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The administrative charge is not assessed against Contract Value which has been applied under Annuity Options 1 through 4. The purpose of this charge is to reimburse the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts. The Company does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance companies on annuity contracts. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company generally deducts this charge upon the Annuity Start Date or upon full withdrawal if a premium tax was incurred and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, the operations of the Company with respect to the Contracts, or payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the administrative charge for a Contract where the expenses associated with the sale of

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                                       27

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the Contract or the administrative and maintenance costs associated with the
Contract are reduced for reasons such as the amount of the initial Purchase Payment or the amounts of projected Purchase Payments.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.25% of each Subaccount's average daily net assets and the administrative charge shall not exceed an annual rate of 0.15% of each Subaccount's average daily net assets.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms--either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes and any outstanding Contract Debt.

      The Contracts provide for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option, which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4, an Annuitant or Owner cannot change the Annuity Option, make partial withdrawals or surrender his or her annuity and receive a lump-sum settlement in lieu thereof. Under Annuity Options 5 and 6, an Owner may make full and partial withdrawals of Contract Value (other than systematic withdrawals) after the Annuity Start Date, subject to any applicable withdrawal charge and premium tax charge.

      The Contract specifies annuity tables for Annuity Options 1 through 4 described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive

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only one annuity payment if the Annuitant's death occurs prior to the due date of the second annuity payment, two if death occurs prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5,10,15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

      OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected, by the Owner, with the guarantee that if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until the amount applied and interest thereon are exhausted, with the guarantee that if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4 are based on an "assumed interest rate" of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase, and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment, but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax advisers. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

     For Non-Qualified Plans, the Company does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT


      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This

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Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."


      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.


INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily at an annual effective rate of 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.


      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Company may, in its sole discretion, anticipate changing the Current Rate from time to time. The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, in effect on the day of the new Guarantee Period.

      Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, withdrawals, loans, or transfers from the Fixed Account will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period; and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value in the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes will be the same for Contractowners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administrative charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Fund to the extent the Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed

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only (1) from Contract Value, the Guarantee Period of which expires during the calendar month in which the transfer is effected, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $1,000 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to waive or limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers, and to limit the amount that may be subject to transfers and the amount remaining in an account after a transfer.

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options and any systematic withdrawals from the Fixed Account will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging, Asset Reallocation or systematic withdrawals from the Fixed Account by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging or systematic withdrawal option is cancelled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary (or semiannual or annual anniversary in the case of systematic withdrawals) that corresponds to the period selected in establishing the option.

      You may also make full withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Account only (1) from Contract Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals and (3) once per Contract Year in an amount equal to the greater of $5,000 or 10% of the Contract Value in the Fixed Account at the time of the partial withdrawal. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. Systematic withdrawals from Contract Value allocated to the Fixed Account must provide for payments over a period of not fewer than 36 months. Any change in the type, frequency or amount of Systematic Withdrawals from the Fixed Account requires that a new 36 month period be started. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Contractowners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner during the Accumulation Period. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the

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designation of the Primary Beneficiary. The Contractowner may change the Primary
Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date the form is signed, subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper written request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the NYSE is closed, other than customary weekend and holiday closings,

o     During which trading on the NYSE is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or programs. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid while the Owner is living and prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


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      When an eligible Contractowner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account." Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is 2.0% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      Loans must be repaid within five years, unless the loan is to be used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Commencement Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by the IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has gone into default, regularly scheduled payments will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will be automatically terminated if the outstanding loan balance on a loan in default equals or exceeds the Withdrawal Value. The proceeds from the Contract will be used to repay the debt. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forgo the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Contractowners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to your contributions made after December 31, 1988 under a salary reduction agreement begin only after you (i) reach age 59 1/2, (ii) have a severance from employment, (iii) die, (iv) become disabled, or (v) incur a hardship. Furthermore,

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we may not distribute to you on account of hardship gains accrued after December
31, 1988 attributable to your contributions. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure, that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a Section 403(b) tax-sheltered annuity contract, you will not be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to your contributions under a salary reduction agreement or any gains credited to your Contract after December 31, 1988 unless one of the conditions above has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a
Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to your December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. You may be able to transfer your Contract's Full Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer's Section 403(b) arrangement.

      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions from that may also be followed for your contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters" below.


      If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Education Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your contract.


FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the IRS as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING A CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the

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Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or the operations of the Company with respect to the Contracts, or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of
Section 817(h).


      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the

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Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancy) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any Owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the Owner's interest will be distributed at least as quickly as the method in effect on the Owner's death; and (b) if any Owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one year after the date of death of the Owner. If the sole Designated Beneficiary is the spouse of the deceased Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an Owner is not an individual, the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner. Finally, in the case of Joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Beneficiary is the deceased Owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a Qualified Plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

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      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 401,402A, 403(b), 408, 408A or 457 of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distributions for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 401. Code Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing and 401(k) plans) for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees and therefore eligible to participate in such plans. Retirement plans established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

      In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting; (ii) not discriminate in favor of "highly compensated" employees; (iii) provide contributions or benefits that do not exceed certain limitations; (iv) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(v) provide for distributions that comply with

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certain minimum distribution requirements; (vi) provide for certain spousal survivor benefits; (vii) have a written plan document that complies with all the requirements of Code Section 401; and (viii) comply with numerous other qualification requirements.

      A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are normally not subject to tax on employer contributions until such amounts are actually distributed from the plan. Certain accounts in a 401(k) plan that allow "Roth" contributions beginning in 2006 are subject to tax when made. However, income earned on those after-tax Roth contributions can be distributed free from any federal income tax in a "qualified distribution." Other plans, rarely seen in recent years, provide or once provided for contributions that are made on an after-tax basis. For these and other 401(a) plans, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


      Each employee's interest in a retirement plan qualified under Code Section 401 must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2, or retires ("required beginning date"). The required beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains age 70 1/2. Periodic distributions must be made, beginning by the required beginning date, in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service. Although these rules have been partially suspended for distribution required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distribution for all subsequent taxable years.

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed to a designated beneficiary before the close of the calendar year following the year of the employee's death and be made in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service. If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary, or if delayed distributions are elected by the designated beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death (by the end of sixth year following death if the first five years includes 2009).


      Annuity payments distributed from a retirement plan qualified under Code
Section 401 are taxable under Section 72 of the Code. Section 72 provides that the portion of each payment attributable to contributions that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment. The portion so excluded is determined by dividing the employee's investment in the plan by (1) the number of anticipated payments determined under a table set forth in Section 72 of the Code or (2) in the case of a contract calling for installment payments, the number of monthly annuity payments under such contract. The portion of each payment in excess of the exclusion amount is taxable as ordinary income. Once the employee's investment has been recovered, the full annuity payment will be taxable. If the employee should die prior to recovering his or her entire investment, the unrecovered investment will be allowed as a deduction on the employee's final return. If the employee made no contributions that were taxable when made, the full amount of each annuity payment is taxable as ordinary income.

      A "lump-sum" distribution from a retirement plan qualified under Code
Section 401 may be eligible for favorable tax treatment by certain individuals. A "lump-sum" distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii) after the employee attains age 59 1/2, (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become disabled (in the case of a self-employed person only).

      As a general rule, a lump-sum distribution is fully taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free. However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

      Distributions from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Section 403(b) annuities are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code. Distributions are generally not required for 2009. See "Section 401."


      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified

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retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      ROTH 403(B). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

      Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's earned income under current tax law or $5,000 for 2009. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of the IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for 2009 for a married couple filing a joint return and $55,000 for a single taxpayer in 2009). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000 in 2009. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the

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Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the Contractowner reaches age 70 1/2--the Contractowner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 401." Distributions from IRAs are generally taxed under Code
Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. In 2009, the regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and conversions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount in a remaining Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary or if the beneficiary elects to delay distribution, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner (sixth year if 2009 is one of the years included).


      SECTION 457. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments, such as schools, as well as tax-exempt organizations to defer a portion of their compensation without paying current taxes if those employees are participants in an eligible deferred compensation plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.

      Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment in the case of a tax-exempt employer sponsor, all amounts deferred under the plan, and any income thereon, remain solely the property of the employer and subject to the claims of its general creditors until paid to the participant. The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or a custodial account or an annuity contract) for the exclusive benefit of plan participants. A
Section 457 plan must not permit the distribution of a participant's benefits until the participant attains age 70 1/2, terminates employment or incurs an "unforeseeable emergency."

      Section 457 plans are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code. See "Section 401." Since under a Section 457 plan contributions are generally excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made. Distributions from a Section 457 plan for a tax-exempt employer, are not eligible for tax-free rollovers. Distributions from a governmental Section 457 plan may be rolled over to another eligible retirement plan including, an IRA.

      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the individual's gross income until some future time.


      If any portion of the balance to the credit of a participant in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition,

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required minimum distributions, and certain corrective distributions will not qualify as eligible rollover distributions. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.


      An "eligible retirement plan" will be another retirement plan qualified under Code Section 401, a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408.

      For a Roth 401(k) or 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 401(k) to a Roth 401(k), but not a Roth 403(b)) to a Roth 401(k). Anyone attempting to rollover Roth 401(k) or 403(b) contributions should seek competent tax advice.


      A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 401 or 403(b) plan or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution;
(vii) that are rolled over or transferred in accordance with Code requirements; or (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. In addition, the 10% penalty tax is generally not applicable to distributions from a Section 457 plan. There are two additional exceptions to the 10% penalty tax on withdrawals from IRA's before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a 401, 403(b) or governmental 457 plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a 401, 403(b) or 457 plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs and tax-exempt entity Section 457 plans) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generations skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The
discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate

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accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent Purchase Payments.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year and indicating the Contract Value as of the end of the year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send out confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of each Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor any Underlying Fund will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests, provided that the Company effects such requests in accordance with its procedures. As a result of this policy on telephone requests, you may bear the risk of loss arising from the telephone transfer privileges. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the

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outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2008, 2007 and 2006, the amounts paid to SDI in connection with all variable annuity contracts sold through the Separate Account were $316,720, $398,020, and $615,831, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 3% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 1% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the

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Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.


      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2008 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
AmTrust Investment Services, Inc., Cambridge Legacy Securities, L.L.C., Capital Financial Services, Inc., Comprehensive Asset Management and Servicing, Inc., Financial Network Investment Corporation, Geneos Wealth Management, Inc., Great American Advisors, Inc., GWN Securities, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Morgan Keegan & Company, Inc., NEXT Financial Group, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, and Retirement Plan Advisors, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.




LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for a Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), will reflect the deduction of the administrative charge and the mortality and expense risk charge and may simultaneously be shown for other periods.

      Although the Contracts were not available for purchase until April 4, 1995, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Funds in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account VIII at December 31, 2008, and for each of the specified periods ended December 31, 2008 or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for the Variflex LS Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 401
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A
   Section 457

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OBJECTIVES FOR UNDERLYING FUNDS

There is no guarantee that any Underlying Fund will meet its investment objective.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
     UNDERLYING FUND       (IF APPLICABLE)       INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund     Series II     Long-term growth of capital      Sub-adviser(s):  AIM Funds Management Inc.
                                                                             (AIM Funds Management Inc. anticipates
                                                                             changing its name to Invesco Trimark
                                                                             Investment Management Inc. on or prior to
                                                                             December 31, 2008); Invesco Global Asset
                                                                             Management (N.A.), Inc.; Invesco Institutional
                                                                             (N.A.), Inc.; Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited; Invesco
                                                                             Asset Management (Japan) Limited; Invesco
                                                                             Asset Management Deutschland, GmbH; and
                                                                             Invesco Australia Limited.
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital              Series II     Long-term growth of capital      Sub-adviser(s):  AIM Funds Management Inc.
Development Fund                                                             (AIM Funds Management Inc. anticipates
                                                                             changing its name to Invesco Trimark
                                                                             Investment Management Inc. on or prior to
                                                                             December 31, 2008); Invesco Global Asset
                                                                             Management (N.A.), Inc.; Invesco Institutional
                                                                             (N.A.), Inc.; Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited; Invesco
                                                                             Asset Management (Japan) Limited; Invesco
                                                                             Asset Management Deutschland, GmbH; and
                                                                             Invesco Australia Limited.
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global               Series I      Capital growth                   Sub-adviser(s):  AIM Funds Management Inc.
Health Care Fund                                                             (AIM Funds Management Inc. anticipates
                                                                             changing its name to Invesco Trimark
                                                                             Investment Management Inc. on or prior to
                                                                             December 31, 2008); Invesco Global Asset
                                                                             Management (N.A.), Inc.; Invesco Institutional
                                                                             (N.A.), Inc.; Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited; Invesco
                                                                             Asset Management (Japan) Limited; Invesco
                                                                             Asset Management Deutschland, GmbH; and
                                                                             Invesco Australia Limited.
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global               Series I      High total return through        Sub-adviser(s):  AIM Funds Management Inc.
Real Estate Fund                            growth of capital and current    (AIM Funds Management Inc. anticipates
                                            income.                          changing its name to Invesco Trimark
                                                                             Investment Management Inc. on or prior to
                                                                             December 31, 2008); Invesco Global Asset
                                                                             Management (N.A.), Inc.; Invesco Institutional
                                                                             (N.A.), Inc.; Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited; Invesco
                                                                             Asset Management (Japan) Limited; Invesco
                                                                             Asset Management Deutschland, GmbH; and
                                                                             Invesco Australia Limited.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
     UNDERLYING FUND       (IF APPLICABLE)       INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. International        Series II     Long-term growth of capital      Sub-adviser(s):  AIM Funds Management Inc.
Growth Fund                                                                  (AIM Funds Management Inc. anticipates
                                                                             changing its name to Invesco Trimark
                                                                             Investment Management Inc. on or prior to
                                                                             December 31, 2008); Invesco Global Asset
                                                                             Management (N.A.), Inc.; Invesco Institutional
                                                                             (N.A.), Inc.; Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited; Invesco
                                                                             Asset Management (Japan) Limited; Invesco
                                                                             Asset Management Deutschland, GmbH; and
                                                                             Invesco Australia Limited.
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap              Series II     Long-term growth of capital      Sub-adviser(s):  AIM Funds Management Inc.
Core Equity Fund                                                             (AIM Funds Management Inc. anticipates
                                                                             changing its name to Invesco Trimark
                                                                             Investment Management Inc. on or prior to
                                                                             December 31, 2008); Invesco Global Asset
                                                                             Management (N.A.), Inc.; Invesco Institutional
                                                                             (N.A.), Inc.; Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited; Invesco
                                                                             Asset Management (Japan) Limited; Invesco
                                                                             Asset Management Deutschland, GmbH; and
                                                                             Invesco Australia Limited.
---------------------------------------------------------------------------------------------------------------------------
American Century              Class II      Long-term capital growth         American Century Investment Management, Inc.
VP Ultra(R) Fund                                                             4500 Main Street
                                                                             Kansas City, MO 64111-1816
---------------------------------------------------------------------------------------------------------------------------
American Century VP Value     Class II      Long-term capital growth         American Century Investment Management, Inc.
Fund                                                                         4500 Main Street
                                                                             Kansas City, MO 64111-1816
---------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology         Service       Capital appreciation             The Dreyfus Corporation
Growth Portfolio                                                             200 Park Avenue
                                                                             New York, NY 10166-0039
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International     Service       Long-term capital growth         The Dreyfus Corporation
Value Portfolio                                                              200 Park Avenue
                                                                             New York, NY 10166-0039
---------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners           Class II      Seeks capital appreciation       Legg Mason Partners Fund Advisor, LLC
Variable Aggressive                                                          620 Eighth Avenue
Growth Portfolio                                                             New York, NY 10018

                                                                             Sub-Adviser:
                                                                             ClearBridge Advisors, LLC
                                                                             620 Eighth Avenue
                                                                             New York, NY 10018
---------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners           Class I       Seeks long-term growth of        Legg Mason Partners Fund Advisor, LLC
Variable Small Cap Growth                   capital                          620 Eighth Avenue
Portfolio                                                                    New York, NY 10018

                                                                             Sub-Adviser:
                                                                             ClearBridge Advisors, LLC
                                                                             620 Eighth Avenue
                                                                             New York, NY 10018
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research           Service       Capital appreciation             Massachusetts Financial Services Company
International Series                                                         500 Boylston Street
                                                                             Boston, MA 02116-3741
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total              Service       To Seek Total Return             Massachusetts Financial Services Company
Return Series                                                                500 Boylston Street
                                                                             Boston, MA 02116-3741
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
     UNDERLYING FUND       (IF APPLICABLE)       INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities          Service       To Seek Total Return             Massachusetts Financial Services Company
Series                                                                       500 Boylston Street
                                                                             Boston, MA 02116-3741
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT          Class S       Long-term growth of capital by   Neuberger Berman Management LLC
Socially Responsive                         investing primarily in           605 Third Avenue, 2nd Floor
                                            securities of companies that     New York, NY 10158-3698
                                            meet the Fund's financial        (Investment Adviser)
                                            criteria and social policy
                                                                             Neuberger Berman, LLC
                                                                             605 Third Avenue
                                                                             New York, NY 10158-3698
                                                                             (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street       Service       This Fund invests in a           OppenheimerFunds, Inc.
Small Cap Fund(R)/VA                        well-diversified mix of smaller  Two World Financial Center
                                            company stocks for capital       225 Liberty Street, 11th Floor
                                            appreciation potential.          New York, NY 10281
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All              Administrative   Maximum real return consistent   Pacific Investment Management Company LLC
Asset Portfolio                             with preservation of real        840 Newport Center Drive, Suite 100
                                            capital and prudent investment   Newport Beach, CA 92660-6398
                                            management
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                  Administrative   Maximum real return consistent   Pacific Investment Management Company LLC
CommodityRealReturn                         with prudent investment          840 Newport Center Drive, Suite 100
Strategy Portfolio                          management                       Newport Beach, CA 92660-6398
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond     Administrative   Maximum total return,            Pacific Investment Management Company LLC
Portfolio                                   consistent with preservation of  840 Newport Center Drive, Suite 100
(U.S. Dollar-Hedged)                        capital and prudent investment   Newport Beach, CA 92660-6398
                                            management
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration     Administrative   Seeks maximum total return       Pacific Investment Management Company LLC
Portfolio                                   consistent with preservation of  840 Newport Center Drive, Suite 100
                                            capital and prudent investment   Newport Beach, CA 92660-6398
                                            management
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real             Administrative   Maximum real return consistent   Pacific Investment Management Company LLC
Return Portfolio                            with preservation of real        840 Newport Center Drive, Suite 100
                                            capital and prudent investment   Newport Beach, CA 92660-6398
                                            management
---------------------------------------------------------------------------------------------------------------------------
Royce Capital               Investment      Long-term growth of capital      Royce & Associates, LLC
Fund--Micro-Cap Portfolio                                                    745 Fifth Avenue, Suite 2400
                                                                             New York, NY 10151
---------------------------------------------------------------------------------------------------------------------------
Rydex VT All-Cap                            Long-term capital appreciation   Rydex Investments
Opportunity                                                                  9601 Blackwell Road, Suite 500
                                                                             Rockville, MD 20850-6478
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series A                           Long-term growth of capital      Security Investors, LLC
(SBL Equity)                                                                 One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series B                           Long-term growth of capital      Security Investors, LLC
(SBL Large Cap Value)                                                        One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series C                           As high a level of current       Security Investors, LLC
(SBL Money Market)                          income as is consistent with     One Security Benefit Place
                                            preservation of capital by       Topeka, KS 66636-0001
                                            investing in money market
                                            securities with varying
                                            maturities.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
     UNDERLYING FUND       (IF APPLICABLE)       INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series D                           Long-term growth of capital      Security Investors, LLC
(SBL Global)                                                                 One Security Benefit Place
                                                                             Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             Security Global Investors, LLC
                                                                             Two Embarcadero Center, Suite 2350
                                                                             San Francisco, CA 94111
                                                                             (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series E (SBL US                   Provide current income           Security Investors, LLC
Intermediate Bond)                                                           One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series H                           Outperform S&P 500 Index         Security Investors, LLC
(SBL Enhanced Index)                                                         One Security Benefit Place
                                                                             Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             Northern Trust Investments, N.A.
                                                                             50 LaSalle Street
                                                                             Chicago, IL 60675
                                                                             (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series J                           Capital appreciation             Security Investors, LLC
(SBL Mid Cap Growth)                                                         One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series N                           High level of total return       Security Investors, LLC
(SBL Managed Asset                                                           One Security Benefit Place
Allocation)                                                                  Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             T. Rowe Price Associates, Inc.
                                                                             100 East Pratt Street
                                                                             Baltimore, MD 21202-1090
                                                                             (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series O                           Long-term growth of capital      Security Investors, LLC
(SBL All Cap Value)                                                          One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series P                           High current income and capital  Security Investors, LLC
(SBL High Yield)                            appreciation as a secondary      One Security Benefit Place
                                            objective                        Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                           Long term capital appreciation   Security Investors, LLC
(SBL Small Cap Value)                                                        One Security Benefit Place
                                                                             Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------
SBL Fund Series V                           Long-term growth of capital      Security Investors, LLC
(SBL Mid Cap Value)                                                          One Security Benefit Place
                                                                             Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------
SBL Fund Series X                           Long-term growth of capital      Security Investors, LLC
(SBL Small Cap Growth)                                                       One Security Benefit Place
                                                                             Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Y                           Long-term growth of capital      Security Investors, LLC
(SBL Select 25)                                                              One Security Benefit Place
                                                                             Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
     UNDERLYING FUND       (IF APPLICABLE)       INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Z                           Long-term growth of capital      Security Investors, LLC
(SBL Alpha Opportunity)                                                      One Security Benefit Place
                                                                             Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             Security Global Investors, LLC
                                                                             801 Montgomery Street, 2nd Floor
                                                                             San Francisco, CA 94113-5164
                                                                             (Sub-Adviser)

                                                                             Mainstream Investment Advisers, LLC
                                                                             101 West Spring Street, Suite 401
                                                                             New Albany, IN 47150-3610
                                                                             (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock       Class II      Capital growth and income        Van Kampen Asset Management
Portfolio                                   through investments in equity    522 Fifth Avenue
                                            securities, including common     New York, NY 10036
                                            stocks, preferred stocks and
                                            securities convertible into
                                            common and preferred stocks
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government     Class II      High current return consistent   Van Kampen Asset Management
Portfolio                                   with preservation of capital     522 Fifth Avenue
                                                                             New York, NY 10036
------------------------------------------- --------------------------------------------------------------------------------
Van Kampen UIF Equity and     Class II      Capital appreciation and         Morgan Stanley Investment Management Inc.
Income Portfolio                            current income                   522 Fifth Avenue
                                                                             New York, NY 10036
---------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       51

--------------------------------------------------------------------------------
                         VARIFLEX LS(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2009



             INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                        ONE SECURITY BENEFIT PLACE STREET
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variflex LS Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from Security Benefit by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS


                                                                            Page

GENERAL INFORMATION AND HISTORY.............................................  3
   Safekeeping of Assets....................................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS.......  3
   Section 401..............................................................  3
   Section 403(b)...........................................................  3
   Roth 403(b)..............................................................  3
   Sections 408 and 408A....................................................  3
   Section 457..............................................................  4

PERFORMANCE INFORMATION.....................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................  5

FINANCIAL STATEMENTS........................................................  5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY

For a description of the Variflex LS Variable Annuity individual flexible purchase payment deferred variable annuity contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the SBL Variable Annuity Account VIII (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 401 -- The applicable annual limits on Purchase Payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total Purchase Payments on behalf of a participant to all defined contribution plans maintained by an employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $49,000, or (b) 100% of the participant's annual compensation. Salary reduction contributions to a cash-or-deferred (401(k)) arrangement under a profit sharing plan are subject to additional annual limits under Section 402(g). Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. Rollover contributions are not subject to the annual limitations described above.


SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for tax year 2009. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,500 can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2009 is the lesser of (i) $49,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(b) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2009 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

SECTION 457 -- Contributions on behalf of an employee to a Section 457 plan generally are limited to the lesser of (i) $16,500 or (ii) 100% of the employee's includable compensation.

The $16,500 limit may be adjusted for inflation in $500 increments for future tax years.

If the employee participates in more than one Section 457 plan, the applicable dollar limit applies to contributions to all such programs. The Section 457 limit may be increased during the last three years ending before the year the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a special "catch-up" amount in addition to the regular amount to be deferred. Alternatively, if an individual is age 50 or over, catch-up contributions can be made to a Section 457 plan established by a governmental employer during the tax year equal to $5,500.

The $5,500 limit may be adjusted for inflation in $500 increments for future tax years. An individual eligible for both types of catch up contributions can make the type that produces the highest total contribution limit.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield, average annual total return, and total return of all Subaccounts, except the SBL Money Market Subaccount, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of 1, 5 or 10 years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 +
T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charge. Quotations of total return may simultaneously be shown for other periods.

Where the Underlying Fund in which a Subaccount invests was established prior to inception of the Subaccount, quotations of average annual and total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations will be based upon the performance of the Subaccount's corresponding Underlying Fund adjusted to reflect deduction of the mortality and expense risk charge and the administrative charge.

--------------------------------------------------------------------------------

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Funds in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account VIII at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account VIII at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       5

FINANCIAL STATEMENTS

Variable Annuity Account VIII
Year ended December 31, 2008
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account VIII

                              Financial Statements

                          Year Ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1

Audited Financial Statements

Statements of Net Assets ....................................................  3
Statements of Operations .................................................... 12
Statements of Changes in Net Assets ......................................... 21
Notes to Financial Statements ............................................... 32

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account VIII
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account VIII (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, American Century VP Ultra, American Century VP Value, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Small Cap Growth, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman AMT Socially Responsive, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Royce Micro-Cap, Rydex VT Sector Rotation, SBL All Cap Value, SBL Alpha Opportunity, SBL Enhanced Index, SBL Equity, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, SBL US Intermediate Bond, Van Kampen LIT Comstock, Van Kampen LIT Government, and Van Kampen UIF Equity and Income Subaccounts as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account VIII that are available for investment by contract owners of the Variable Annuity Account VIII at December 31, 2008, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

April 10, 2009

                          Variable Annuity Account VIII

                            Statements of Net Assets

                                December 31, 2008

                                                        AIM V.I.             AIM V.I.             AIM V.I.             AIM V.I.
                                   AIM V.I.             CAPITAL               GLOBAL               GLOBAL           INTERNATIONAL
                                 BASIC VALUE          DEVELOPMENT          HEALTH CARE          REAL ESTATE             GROWTH
                                -------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $     355,983        $   1,274,311        $     928,275        $   2,188,764        $   3,298,329
                                -------------------------------------------------------------------------------------------------
Total assets                          355,983            1,274,311              928,275            2,188,764            3,298,329
                                -------------------------------------------------------------------------------------------------
Net assets                      $     355,983        $   1,274,311        $     928,275        $   2,188,764        $   3,298,329
                                =================================================================================================

Net assets:
   Accumulation assets          $     355,983        $   1,274,311        $     928,275        $   2,188,764        $   3,298,329
   Annuity assets                           -                    -                    -                    -                    -
                                -------------------------------------------------------------------------------------------------
Net assets                      $     355,983        $   1,274,311        $     928,275        $   2,188,764        $   3,298,329
                                =================================================================================================

Units outstanding:
  VA VIII                              61,839              183,293              107,328              211,387              355,225
  VA VIII stepped up                        -                5,478                  367                3,872               13,808
                                -------------------------------------------------------------------------------------------------
Total Units                            61,839              188,771              107,695              215,259              369,033
                                =================================================================================================

Unit value
  VA VIII                       $        5.76        $        6.75        $        8.62        $       10.17        $        8.94
  VA VIII stepped up                        -        $        6.71        $        8.53        $       10.07        $        8.88

Mutual funds, at cost           $     843,809        $   2,555,645        $   1,358,806        $   4,428,906        $   5,138,498
Mutual fund shares                     87,465              164,640               74,440              237,136              171,520

See accompanying notes.

                          Variable Annuity Account VIII

                                December 31, 2008

                                   AIM V.I.             AMERICAN             AMERICAN            DREYFUS IP          DREYFUS VIF
                                   MID CAP             CENTURY VP           CENTURY VP           TECHNOLOGY         INTERNATIONAL
                                 CORE EQUITY             ULTRA                VALUE                GROWTH               VALUE
                                -------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $     844,830        $     663,402        $   1,195,594        $     322,311        $   1,297,141
                                -------------------------------------------------------------------------------------------------
Total assets                          844,830              663,402            1,195,594              322,311            1,297,141
                                -------------------------------------------------------------------------------------------------
Net assets                      $     844,830        $     663,402        $   1,195,594        $     322,311        $   1,297,141
                                =================================================================================================

Net assets:
   Accumulation assets          $     844,830        $     663,402        $   1,195,594        $     322,311        $   1,297,141
   Annuity assets                           -                    -                    -                    -                    -
                                -------------------------------------------------------------------------------------------------
Net assets                      $     844,830        $     663,402        $   1,195,594        $     322,311        $   1,297,141
                                =================================================================================================

Units outstanding:
  VA VIII                              89,433               95,786              134,690               47,055              134,538
  VA VIII stepped up                      303                1,212                  608                    -                1,912
                                -------------------------------------------------------------------------------------------------
Total Units                            89,736               96,998              135,298               47,055              136,450
                                =================================================================================================

Unit value
  VA VIII                       $        9.41        $        6.84        $        8.83        $        6.85        $        9.51
  VA VIII stepped up            $        9.32        $        6.77        $        8.75                    -        $        9.41

Mutual funds, at cost           $   1,278,327        $   1,176,898        $   1,653,110        $     385,119        $   2,308,837
Mutual fund shares                     99,158              110,751              255,469               51,652              147,907

See accompanying notes.

                          Variable Annuity Account VIII

                                December 31, 2008

                                 LEGG MASON
                                   PARTNERS            LEGG MASON
                                   VARIABLE             PARTNERS             MFS VIT              MFS VIT
                                  AGGRESSIVE         VARIABLE SMALL          RESEARCH              TOTAL               MFS VIT
                                    GROWTH             CAP GROWTH         INTERNATIONAL            RETURN             UTILITIES
                                -------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   1,684,620        $      790,677       $     761,731        $     918,661        $   2,659,078
                                -------------------------------------------------------------------------------------------------
Total assets                        1,684,620               790,677             761,731              918,661            2,659,078
                                -------------------------------------------------------------------------------------------------
Net assets                      $   1,684,620        $      790,677       $     761,731        $     918,661        $   2,659,078
                                =================================================================================================

Net assets:
   Accumulation assets          $   1,684,620        $      790,677       $     761,731        $     918,661        $   2,659,078
   Annuity assets                           -                     -                   -                    -                    -
                                -------------------------------------------------------------------------------------------------
Net assets                      $   1,684,620        $      790,677       $     761,731        $     918,661        $   2,659,078
                                =================================================================================================

Units outstanding:
  VA VIII                             246,391               109,510              92,887              105,348              255,216
  VA VIII stepped up                   16,211                   842                   -                    -                  757
                                -------------------------------------------------------------------------------------------------
Total Units                           262,601               110,352              92,887              105,348              255,973
                                =================================================================================================

Unit value
  VA VIII                       $        6.42        $         7.17       $        8.20        $        8.72        $       10.39
  VA VIII stepped up            $        6.38        $         7.12                   -                    -        $       10.32

Mutual funds, at cost           $   2,656,436        $    1,168,064       $   1,238,832        $   1,218,384        $   4,336,731
Mutual fund shares                    174,031                91,408              86,266               60,280              147,645

See accompanying notes.

                          Variable Annuity Account VIII

                                December 31, 2008

                                   NEUBERGER          OPPENHEIMER                                                     PIMCO VIT
                                  BERMAN AMT          MAIN STREET                                PIMCO VIT          FOREIGN BOND
                                   SOCIALLY            SMALL CAP            PIMCO VIT          COMMODITYREAL        (U.S. DOLLAR-
                                  RESPONSIVE            FUND/VA             ALL ASSET         RETURN STRATEGY          HEDGED)
                                -------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   4,712,030        $     981,857        $     648,121       $       653,140       $   1,655,317
                                -------------------------------------------------------------------------------------------------
Total assets                        4,712,030              981,857              648,121               653,140           1,655,317
                                -------------------------------------------------------------------------------------------------
Net assets                      $   4,712,030        $     981,857        $     648,121       $       653,140       $   1,655,317
                                =================================================================================================

Net assets:
   Accumulation assets          $   4,712,030        $     981,857        $     648,121       $       653,140       $   1,655,317
   Annuity assets                           -                    -                    -                     -                   -
                                -------------------------------------------------------------------------------------------------
Net assets                      $   4,712,030        $     981,857        $     648,121       $       653,140       $   1,655,317
                                =================================================================================================

Units outstanding:
  VA VIII                             449,582              122,412               63,034                98,030             155,521
  VA VIII stepped up                    1,320                   98                    -                     -               9,005
                                -------------------------------------------------------------------------------------------------
Total Units                           450,902              122,510               63,034                98,030             164,526
                                =================================================================================================

Unit value
  VA VIII                       $       10.45        $        8.02        $       10.28       $          6.66       $       10.06
  VA VIII stepped up            $       10.40        $        7.94                    -                     -       $       10.00

Mutual funds, at cost           $   7,160,255        $   1,452,421        $     799,431       $     1,289,651       $   1,745,885
Mutual fund shares                    500,747               93,155               70,448                93,306             172,789

See accompanying notes.

                          Variable Annuity Account VIII

                                December 31, 2008

                                  PIMCO VIT            PIMCO VIT              ROYCE               RYDEX VT               SBL
                                 LOW DURATION         REAL RETURN           MICRO-CAP         SECTOR ROTATION       ALL CAP VALUE
                                -------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   2,897,982        $  10,505,212        $     942,623        $   1,174,601        $  20,343,288
                                -------------------------------------------------------------------------------------------------
Total assets                        2,897,982           10,505,212              942,623            1,174,601           20,343,288
                                -------------------------------------------------------------------------------------------------
Net assets                      $   2,897,982        $  10,505,212        $     942,623        $   1,174,601        $  20,343,288
                                =================================================================================================

Net assets:
   Accumulation assets          $   2,897,982        $  10,505,212        $     942,623        $   1,174,601        $  20,343,288
   Annuity assets                           -                    -                    -                    -                    -
                                -------------------------------------------------------------------------------------------------
Net assets                      $   2,897,982        $  10,505,212        $     942,623        $   1,174,601        $  20,343,288
                                =================================================================================================

Units outstanding:
  VA VIII                             254,815              977,519              132,022              131,546            1,088,183
  VA VIII stepped up                   18,446               20,522                   98                    -               16,882
                                -------------------------------------------------------------------------------------------------
Total Units                           273,261              998,041              132,120              131,546            1,105,065
                                =================================================================================================

Unit value
  VA VIII                       $       10.61        $       10.53        $        7.14        $        8.93        $       18.54
  VA VIII stepped up            $       10.51        $       10.42        $        7.09                    -        $        9.84

Mutual funds, at cost           $   3,023,380        $  11,553,422        $   1,877,897        $   1,689,839        $  24,661,859
Mutual fund shares                    299,378              932,967              156,322              129,790            1,413,710

See accompanying notes.

                          Variable Annuity Account VIII

                                December 31, 2008

                                  SBL ALPHA           SBL ENHANCED
                                 OPPORTUNITY             INDEX              SBL EQUITY           SBL GLOBAL
                                ----------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   3,763,483        $   4,925,886        $   9,677,399        $  25,143,141
                                ----------------------------------------------------------------------------
Total assets                        3,763,483            4,925,886            9,677,399           25,143,141
                                ----------------------------------------------------------------------------
Net assets                      $   3,763,483        $   4,925,886        $   9,677,399        $  25,143,141
                                ============================================================================

Net assets:
   Accumulation assets          $   3,763,483        $   4,925,147        $   9,666,561        $  25,133,376
   Annuity assets                           -                  739               10,838                9,765
                                ----------------------------------------------------------------------------
Net assets                      $   3,763,483        $   4,925,886        $   9,677,399        $  25,143,141
                                ============================================================================

Units outstanding:
  VA VIII                             396,893              746,763              760,408            1,061,671
  VA VIII stepped up                      159               33,420                3,298               26,942
                                ----------------------------------------------------------------------------
Total Units                           397,052              780,183              763,706            1,088,613
                                ============================================================================

Unit value
  VA VIII                       $        9.48        $        6.34        $       12.70        $       23.46
  VA VIII stepped up            $        9.38        $        5.77        $        4.88        $        8.75

Mutual funds, at cost           $   5,104,078        $   6,893,040        $  14,699,370        $  24,151,026
Mutual fund shares                    348,471              705,714              629,220            3,397,722

See accompanying notes.

                          Variable Annuity Account VIII

                                December 31, 2008

                                                                               SBL
                                                                             MANAGED                                     SBL
                                   SBL HIGH            SBL LARGE              ASSET               SBL MID              MID CAP
                                    YIELD              CAP VALUE            ALLOCATION           CAP GROWTH             VALUE
                                -------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   9,864,542        $  13,338,348        $  12,743,133        $  11,809,875        $  38,853,955
                                -------------------------------------------------------------------------------------------------
Total assets                        9,864,542           13,338,348           12,743,133           11,809,875           38,853,955
                                -------------------------------------------------------------------------------------------------
Net assets                      $   9,864,542        $  13,338,348        $  12,743,133        $  11,809,875        $  38,853,955
                                =================================================================================================

Net assets:
   Accumulation assets          $   9,864,542        $  13,318,905        $  12,741,921        $  11,809,875        $  38,853,955
   Annuity assets                           -               19,443                1,212                    -                    -
                                -------------------------------------------------------------------------------------------------
Net assets                      $   9,864,542        $  13,338,348        $  12,743,133        $  11,809,875        $  38,853,955
                                =================================================================================================

Units outstanding:
  VA VIII                             771,674              888,489              784,365              594,760            1,026,293
  VA VIII stepped up                   15,313               23,498                4,523               22,025               19,452
                                -------------------------------------------------------------------------------------------------
Total Units                           786,986              911,987              788,888              616,785            1,045,746
                                =================================================================================================

Unit value
  VA VIII                       $       12.58        $       14.79        $       16.20        $       19.64        $       37.51
  VA VIII stepped up            $       10.16        $        8.29        $        9.14        $        5.80        $       18.32

Mutual funds, at cost           $  11,738,283        $  17,100,299        $  13,787,050        $  17,434,744        $  32,216,262
Mutual fund shares                    734,515              760,020              889,884              702,551            1,140,081

See accompanying notes.

                          Variable Annuity Account VIII

                                December 31, 2008

                                                                                                         SBL US
                                    SBL                              SBL SMALL        SBL SMALL       INTERMEDIATE       VAN KAMPEN
                                MONEY MARKET     SBL SELECT 25       CAP GROWTH       CAP VALUE           BOND          LIT COMSTOCK
                               -----------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value      $  27,773,075     $   4,039,966     $   4,360,126    $   9,345,325    $  12,016,539     $     467,319
                               -----------------------------------------------------------------------------------------------------
Total assets                      27,773,075         4,039,966         4,360,126        9,345,325       12,016,539           467,319
                               -----------------------------------------------------------------------------------------------------
Net assets                     $  27,773,075     $   4,039,966     $   4,360,126    $   9,345,325    $  12,016,539     $     467,319
                               =====================================================================================================

Net assets:
   Accumulation assets         $  27,773,075     $   4,035,099     $   4,360,126    $   9,345,325    $  11,987,486     $     467,319
   Annuity assets                          -             4,867                 -                -           29,053                 -
                               -----------------------------------------------------------------------------------------------------
Net assets                     $  27,773,075     $   4,039,966     $   4,360,126    $   9,345,325    $  12,016,539     $     467,319
                               =====================================================================================================

Units outstanding:
  VA VIII                          2,015,967           698,035           451,901          534,480          797,222            65,046
  VA VIII stepped up                  43,505            30,963             9,942            7,085           19,516               712
                               -----------------------------------------------------------------------------------------------------
Total Units                        2,059,472           728,998           461,843          541,565          816,738            65,758
                               =====================================================================================================

Unit value
  VA VIII                      $       13.54     $        5.58     $        9.54    $       17.25    $       14.79     $        7.11
  VA VIII stepped up           $       10.91     $        4.67     $        4.95    $       17.62    $       11.54     $        7.06

Mutual funds, at cost          $  27,499,965     $   6,123,496     $   6,178,189    $  10,429,108    $  12,378,898     $     693,294
Mutual fund shares                 2,040,637           631,245           405,971          527,984        1,064,352            56,851

See accompanying notes.

                          Variable Annuity Account VIII

                                December 31, 2008

                                  VAN KAMPEN           VAN KAMPEN
                                     LIT             UIF EQUITY AND
                                  GOVERNMENT             INCOME
                                -----------------------------------
Assets:
   Mutual funds, at value       $   5,366,378        $     901,632
                                -----------------------------------
Total assets                        5,366,378              901,632
                                -----------------------------------
Net assets                      $   5,366,378        $     901,632
                                ===================================

Net assets:
   Accumulation assets          $   5,366,378        $     901,632
   Annuity assets                           -                    -
                                -----------------------------------
Net assets                      $   5,366,378        $     901,632
                                ===================================

Units outstanding:
  VA VIII                             479,666              103,451
  VA VIII stepped up                   14,654                    -
                                -----------------------------------
Total Units                           494,320              103,451
                                ===================================

Unit value
  VA VIII                       $       10.85        $        8.72
  VA VIII stepped up            $       10.79                    -

Mutual funds, at cost           $   5,309,309        $   1,125,935
Mutual fund shares                    579,522               83,717

See accompanying notes.

                          Variable Annuity Account VIII

                            Statements of Operations

                          Year Ended December 31, 2008

                                                               AIM V.I.           AIM V.I.           AIM V.I.            AIM V.I.
                                            AIM V.I.           CAPITAL             GLOBAL             GLOBAL          INTERNATIONAL
                                          BASIC VALUE        DEVELOPMENT        HEALTH CARE        REAL ESTATE            GROWTH
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       2,973      $           -      $           -      $     200,807       $      21,937
   Expenses:
     Mortality and expense risk charge          (8,836)           (49,817)            (7,268)           (38,866)            (86,553)
     Other expense charge                       (1,061)            (5,956)              (871)            (4,654)            (10,327)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                    (6,924)           (55,773)            (8,139)           157,287             (74,943)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               115,649            263,012            249,887            310,348              63,779
     Realized capital gain (loss) on
       sales of fund shares                   (111,414)        (1,664,362)           (62,819)          (565,978)           (908,673)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (476,159)          (652,954)          (498,421)        (1,812,182)         (2,514,728)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (471,924)        (2,054,304)          (311,353)        (2,067,812)         (3,359,622)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (478,848)     $  (2,110,077)     $    (319,492)     $  (1,910,525)      $  (3,434,565)
                                         ===========================================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                          Year Ended December 31, 2008

                                            AIM V.I.           AMERICAN           AMERICAN          DREYFUS IP         DREYFUS VIF
                                            MID CAP           CENTURY VP         CENTURY VP         TECHNOLOGY        INTERNATIONAL
                                          CORE EQUITY           ULTRA              VALUE              GROWTH              VALUE
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $    15,241        $           -       $      28,918     $           -       $      57,862
   Expenses:
     Mortality and expense risk charge       (12,655)             (37,559)            (16,694)          (10,728)            (30,551)
     Other expense charge                     (1,518)              (4,485)             (2,002)           (1,285)             (3,660)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                   1,068              (42,044)             10,222           (12,013)             23,651

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions             134,915              823,564             164,059                 -             501,906
     Realized capital gain (loss) on
       sales of fund shares                 (186,339)          (1,653,870)           (314,413)         (797,528)           (590,492)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (398,117)            (660,435)           (267,389)          (25,191)         (1,096,517)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (449,541)          (1,490,741)           (417,743)         (822,719)         (1,185,103)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (448,473)       $  (1,532,785)      $    (407,521)    $    (834,732)      $  (1,161,452)
                                         ===========================================================================================

             See accompanying notes.

                          Variable Annuity Account VIII

                          Year Ended December 31, 2008

                                            LEGG MASON       LEGG MASON
                                             PARTNERS          PARTNERS
                                             VARIABLE          VARIABLE           MFS VIT
                                            AGGRESSIVE          SMALL             RESEARCH           MFS VIT             MFS VIT
                                              GROWTH          CAP GROWTH        INTERNATIONAL      TOTAL RETURN         UTILITIES
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -      $           -      $       11,139     $      39,594       $      61,657
   Expenses:
     Mortality and expense risk charge         (27,410)            (4,600)            (20,811)          (15,139)            (59,151)
     Other expense charge                       (3,255)              (551)             (2,497)           (1,817)             (7,087)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                   (30,665)            (5,151)            (12,169)           22,638              (4,581)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -              5,950              91,735            86,338             750,589
     Realized capital gain (loss) on
       sales of fund shares                   (126,846)          (112,402)           (275,558)          (94,371)           (675,201)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (933,986)          (373,855)           (635,857)         (310,330)         (2,197,168)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,060,832)          (480,307)           (819,680)         (318,363)         (2,121,780)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (1,091,497)     $    (485,458)     $     (831,849)    $    (295,725)      $  (2,126,361)
                                         ===========================================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                          Year Ended December 31, 2008

                                           NEUBERGER         OPPENHEIMER                            PIMCO VIT           PIMCO VIT
                                           BERMAN AMT        MAIN STREET                           COMMODITYREA        FOREIGN BOND
                                            SOCIALLY          SMALL CAP          PIMCO VIT           LRETURN          (U.S. DOLLAR-
                                           RESPONSIVE          FUND/VA           ALL ASSET           STRATEGY            HEDGED)
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     133,488      $       1,874      $      55,193      $      78,756       $      67,923
   Expenses:
     Mortality and expense risk charge         (93,689)           (10,895)           (13,080)           (21,979)            (29,011)
     Other expense charge                      (11,232)            (1,306)            (1,569)            (2,637)             (3,450)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                    28,567            (10,327)            40,544             54,140              35,462

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               536,212             38,970              2,055             12,724                   -
     Realized capital gain (loss) on
       sales of fund shares                    (58,277)          (202,030)           (40,248)          (273,762)            (57,932)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (3,971,397)          (502,392)          (147,011)          (660,208)            (89,714)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (3,493,462)          (665,452)          (185,204)          (921,246)           (147,646)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (3,464,895)     $    (675,779)     $    (144,660)     $    (867,106)      $    (112,184)
                                         ===========================================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                          Year Ended December 31, 2008

                                                                                                     RYDEX VT              SBL
                                           PIMCO VIT          PIMCO VIT             ROYCE             SECTOR             ALL CAP
                                          LOW DURATION       REAL RETURN          MICRO-CAP          ROTATION             VALUE
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      91,401      $     360,948      $      38,618      $           -       $           -
   Expenses:
     Mortality and expense risk charge         (28,328)          (128,931)           (19,554)           (54,327)           (421,212)
     Other expense charge                       (3,375)           (15,420)            (2,346)            (6,497)            (50,484)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                    59,698            216,597             16,718            (60,824)           (471,696)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                47,567             16,204            161,830              4,932                   -
     Realized capital gain (loss) on
       sales of fund shares                    (13,163)           162,882           (194,013)          (867,430)          1,017,479
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (148,719)        (1,279,810)          (780,335)          (794,868)        (15,894,464)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (114,315)        (1,100,724)          (812,518)        (1,657,366)        (14,876,985)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (54,617)     $    (884,127)     $    (795,800)     $  (1,718,190)      $ (15,348,681)
                                         ===========================================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                          Year Ended December 31, 2008

                                            SBL ALPHA         SBL ENHANCED
                                           OPPORTUNITY           INDEX           SBL EQUITY         SBL GLOBAL
                                         -----------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -      $           -      $           -      $           -
   Expenses:
     Mortality and expense risk charge         (70,190)          (102,181)          (195,954)          (505,940)
     Other expense charge                       (8,420)           (12,200)           (23,510)           (60,606)
                                         -----------------------------------------------------------------------
Net investment income (loss)                   (78,610)          (114,381)          (219,464)          (566,546)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -                  -                  -                  -
     Realized capital gain (loss) on
       sales of fund shares                    129,905           (246,799)          (566,062)         4,536,953
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (2,552,253)        (3,394,924)        (5,979,157)       (22,805,781)
                                         -----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (2,422,348)        (3,641,723)        (6,545,219)       (18,268,828)
                                         -----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (2,500,958)     $  (3,756,104)     $  (6,764,683)     $ (18,835,374)
                                         =======================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                          Year Ended December 31, 2008

                                                                                SBL MANAGED
                                            SBL HIGH          SBL LARGE            ASSET              SBL MID             SBL
                                             YIELD            CAP VALUE          ALLOCATION         CAP GROWTH        MID CAP VALUE
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -      $           -      $           -      $           -       $           -
   Expenses:
     Mortality and expense risk charge        (149,844)          (269,821)          (226,731)          (251,323)           (687,032)
     Other expense charge                      (17,938)           (32,313)           (27,193)           (30,107)            (82,328)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                  (167,782)          (302,134)          (253,924)          (281,430)           (769,360)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -                  -                  -                  -                   -
     Realized capital gain (loss) on
       sales of fund shares                     90,141            579,758            493,296           (315,004)          6,350,746
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (3,418,713)        (9,633,176)        (5,904,625)        (8,544,710)        (23,826,310)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (3,328,572)        (9,053,418)        (5,411,329)        (8,859,714)        (17,475,564)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (3,496,354)     $  (9,355,552)     $  (5,665,253)     $  (9,141,144)      $ (18,244,924)
                                         ===========================================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                          Year Ended December 31, 2008

                                                                                                           SBL US
                                           SBL MONEY                      SBL SMALL      SBL SMALL      INTERMEDIATE    VAN KAMPEN
                                             MARKET     SBL SELECT 25     CAP GROWTH     CAP VALUE          BOND       LIT COMSTOCK
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $          -   $           -    $         -   $           -   $           -   $     12,267
   Expenses:
     Mortality and expense risk charge       (335,251)        (82,589)       (95,502)       (206,413)       (204,146)        (6,967)
     Other expense charge                     (40,124)         (9,864)       (11,429)        (24,700)        (24,422)          (835)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                 (375,375)        (92,453)      (106,931)       (231,113)       (228,568)         4,465

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                    -               -              -               -               -         30,126
     Realized capital gain (loss) on
       sales of fund shares                   725,907        (340,719)      (107,592)        597,451         302,119        (78,684)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (169,243)     (2,359,578)    (4,658,620)     (8,557,740)     (1,617,931)      (202,344)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 556,664      (2,700,297)    (4,766,212)     (7,960,289)     (1,315,812)      (250,902)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    181,289   $  (2,792,750)   $(4,873,143)  $  (8,191,402)  $  (1,544,380)  $   (246,437)
                                         ===========================================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                          Year Ended December 31, 2008

                                              VAN KAMPEN           VAN KAMPEN
                                                 LIT               UIF EQUITY
                                              GOVERNMENT           AND INCOME
                                            -----------------------------------
Investment income (loss):
   Dividend distributions                   $     202,103        $      20,345
   Expenses:
     Mortality and expense risk charge            (46,512)             (13,911)
     Other expense charge                          (5,572)              (1,670)
                                            -----------------------------------
Net investment income (loss)                      150,019                4,764

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                        -               27,382
     Realized capital gain (loss) on
       sales of fund shares                      (165,474)             (87,714)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                 (8,498)            (228,672)
                                            -----------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (173,972)            (289,004)
                                            -----------------------------------
Net increase (decrease) in net assets
   from operations                          $     (23,953)       $    (284,240)
                                            ===================================

See accompanying notes.

                          Variable Annuity Account VIII

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2008 and 2007

                                           AIM V.I. BASIC VALUE           AIM V.I. CAPITAL DEVELOPMENT
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (6,924)    $    (16,312)     $    (55,773)    $    (42,712)
     Capital gains distributions            115,649           82,674           263,012          463,642
     Realized capital gain (loss)
       on sales of fund shares             (111,414)          74,809        (1,664,362)         (10,359)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (476,159)        (125,749)         (652,954)        (641,963)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (478,848)          15,422        (2,110,077)        (231,392)

   From contract owner
     transactions:
     Variable annuity deposits               48,183           26,592            43,260           99,928
     Contract owner maintenance
       charges                               (1,871)          (2,161)           (2,345)            (530)
     Terminations and withdrawals          (126,107)        (263,984)         (546,475)        (465,240)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                    (243,845)        (102,813)       (1,583,000)       5,572,975
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (323,640)        (342,366)       (2,088,560)       5,207,133
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (802,488)        (326,944)       (4,198,637)       4,975,741
Net assets at beginning of year           1,158,471        1,485,415         5,472,948          497,207
                                       -----------------------------------------------------------------
Net assets at end of year              $    355,983     $  1,158,471      $  1,274,311     $  5,472,948
                                       =================================================================

                                        AIM V.I. GLOBAL HEALTH CARE        AIM V.I. GLOBAL REAL ESTATE
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (8,139)    $     (8,387)     $    157,287      $    160,933
     Capital gains distributions            249,887                -           310,348           582,576
     Realized capital gain (loss)
       on sales of fund shares              (62,819)          48,409          (565,978)        1,010,703
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (498,421)          17,685        (1,812,182)       (1,988,981)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (319,492)          57,707        (1,910,525)         (234,769)

   From contract owner
     transactions:
     Variable annuity deposits                7,933            3,869            59,354            67,470
     Contract owner maintenance
       charges                               (1,846)          (2,279)           (3,092)           (3,802)
     Terminations and withdrawals          (102,125)        (180,380)         (509,804)         (498,316)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                     778,614           67,207           620,283        (3,057,245)
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           682,576         (111,583)          166,741        (3,491,893)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   363,084          (53,876)       (1,743,784)       (3,726,662)
Net assets at beginning of year             565,191          619,067         3,932,548         7,659,210
                                       ------------------------------------------------------------------
Net assets at end of year              $    928,275     $    565,191      $  2,188,764      $  3,932,548
                                       ==================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                       AIM V.I. INTERNATIONAL GROWTH       AIM V.I. MID CAP CORE EQUITY
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (74,943)    $    (77,838)     $      1,068     $    (36,913)
     Capital gains distributions             63,779                -           134,915           46,333
     Realized capital gain (loss)
       on sales of fund shares             (908,673)         644,420          (186,339)          24,025
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (2,514,728)         119,727          (398,117)         (24,448)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (3,434,565)         686,309          (448,473)           8,997

   From contract owner
     transactions:
     Variable annuity deposits                    -          119,724            14,100           73,851
     Contract owner maintenance
       charges                               (7,168)          (2,933)           (3,384)             (50)
     Terminations and withdrawals        (1,293,961)      (1,074,074)         (197,718)        (312,182)
     Annuity payments                             -             (709)                -             (703)
     Transfers between
       subaccounts, net                  (3,768,260)       6,333,350        (1,943,821)       2,938,958
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (5,069,389)       5,375,358        (2,130,823)       2,699,874
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                (8,503,954)       6,061,667        (2,579,296)       2,708,871
Net assets at beginning of year          11,802,283        5,740,616         3,424,126          715,255
                                       -----------------------------------------------------------------
Net assets at end of year              $  3,298,329     $ 11,802,283      $    844,830     $  3,424,126
                                       =================================================================

                                         AMERICAN CENTURY VP ULTRA          AMERICAN CENTURY VP VALUE
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (42,044)    $    (21,186)     $     10,222      $     23,152
     Capital gains distributions            823,564                -           164,059           491,609
     Realized capital gain (loss)
       on sales of fund shares           (1,653,870)          45,368          (314,413)           55,612
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (660,435)         120,988          (267,389)         (685,916)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,532,785)         145,170          (407,521)         (115,543)

   From contract owner
     transactions:
     Variable annuity deposits              192,378           90,974            24,715            56,325
     Contract owner maintenance
       charges                                 (678)            (179)           (3,652)           (6,520)
     Terminations and withdrawals          (364,344)        (267,498)         (313,073)         (777,888)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                  (3,479,296)       4,741,603          (872,691)       (2,272,639)
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (3,651,940)       4,564,900        (1,164,701)       (3,000,722)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (5,184,725)       4,710,070        (1,572,222)       (3,116,265)
Net assets at beginning of year           5,848,127        1,138,057         2,767,816         5,884,081
                                       ------------------------------------------------------------------
Net assets at end of year              $    663,402     $  5,848,127      $  1,195,594      $  2,767,816
                                       ==================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                       DREYFUS IP TECHNOLOGY GROWTH       DREYFUS VIF INTERNATIONAL VALUE
                                          2008              2007             2008               2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (12,013)    $    (10,861)     $     23,651      $     18,375
     Capital gains distributions                  -                -           501,906           950,915
     Realized capital gain (loss)
       on sales of fund shares             (797,528)          (3,592)         (590,492)          306,833
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (25,191)         (40,231)       (1,096,517)       (1,038,710)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (834,732)         (54,684)       (1,161,452)          237,413

   From contract owner
     transactions:
     Variable annuity deposits               39,185            8,145            54,306           140,868
     Contract owner maintenance
       charges                                 (628)             (36)           (5,637)           (4,407)
     Terminations and withdrawals          (155,653)        (163,966)         (769,044)       (1,057,393)
     Annuity payments                             -                -                 -            (1,213)
     Transfers between
       subaccounts, net                    (920,572)       2,338,057          (818,426)       (3,209,197)
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (1,037,668)       2,182,200        (1,538,801)       (4,131,342)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,872,400)       2,127,516        (2,700,253)       (3,893,929)
Net assets at beginning of year           2,194,711           67,195         3,997,394         7,891,323
                                       ------------------------------------------------------------------
Net assets at end of year              $    322,311     $  2,194,711      $  1,297,141      $  3,997,394
                                       ==================================================================

                                           LEGG MASON PARTNERS                LEGG MASON PARTNERS
                                        VARIABLE AGGRESSIVE GROWTH         VARIABLE SMALL CAP GROWTH
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (30,665)    $    (12,452)     $     (5,151)     $     (1,510)
     Capital gains distributions                  -           12,562             5,950             5,928
     Realized capital gain (loss)
       on sales of fund shares             (126,846)         (81,201)         (112,402)            3,387
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (933,986)         (53,890)         (373,855)           (1,040)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,091,497)        (134,981)         (485,458)            6,765

   From contract owner
     transactions:
     Variable annuity deposits               16,278          (45,966)            3,976               331
     Contract owner maintenance
       charges                               (2,914)             (99)             (153)                -
     Terminations and withdrawals          (436,073)        (248,820)          (36,373)             (442)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                   1,204,105        1,969,732         1,228,960            (1,870)
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           781,396        1,674,847         1,196,410            (1,981)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (310,101)       1,539,866           710,952             4,784
Net assets at beginning of year           1,994,721          454,855            79,725            74,941
                                       ------------------------------------------------------------------
Net assets at end of year              $  1,684,620     $  1,994,721      $    790,677      $     79,725
                                       ==================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                             MFS VIT RESEARCH
                                              INTERNATIONAL                   MFS VIT TOTAL RETURN
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (12,169)    $    (18,201)     $     22,638     $     16,847
     Capital gains distributions             91,735           12,052            86,338           52,001
     Realized capital gain (loss)
       on sales of fund shares             (275,558)          57,462           (94,371)          40,859
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (635,857)          61,463          (310,330)         (67,901)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (831,849)         112,776          (295,725)          41,806

   From contract owner
     transactions:
     Variable annuity deposits               62,764           29,420               234            4,964
     Contract owner maintenance
       charges                               (1,561)             (92)           (3,392)          (2,916)
     Terminations and withdrawals          (273,206)         (31,096)         (224,682)        (311,713)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                     174,401          389,745           101,283          186,842
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (37,602)         387,977          (126,557)        (122,823)
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (869,451)         500,753          (422,282)         (81,017)
Net assets at beginning of year           1,631,182        1,130,429         1,340,943        1,421,960
                                       -----------------------------------------------------------------
Net assets at end of year              $    761,731     $  1,631,182      $    918,661     $  1,340,943
                                       =================================================================

                                                                              NEUBERGER BERMAN AMT
                                            MFS VIT UTILITIES                 SOCIALLY RESPONSIVE
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (4,581)    $    (17,763)     $     28,567      $   (148,888)
     Capital gains distributions            750,589          373,299           536,212            32,941
     Realized capital gain (loss)
       on sales of fund shares             (675,201)         217,111           (58,277)          519,253
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (2,197,168)         246,279        (3,971,397)          238,293
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (2,126,361)         818,926        (3,464,895)          641,599

   From contract owner
     transactions:
     Variable annuity deposits              140,032          148,418            44,570           128,764
     Contract owner maintenance
       charges                                 (922)            (838)             (511)           (5,006)
     Terminations and withdrawals          (760,739)        (434,960)       (1,084,510)       (1,796,034)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                     (28,183)       2,523,648          (278,467)         (631,352)
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (649,812)       2,236,268        (1,318,918)       (2,303,628)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (2,776,173)       3,055,194        (4,783,813)       (1,662,029)
Net assets at beginning of year           5,435,251        2,380,057         9,495,843        11,157,872
                                       ------------------------------------------------------------------
Net assets at end of year              $  2,659,078     $  5,435,251      $  4,712,030      $  9,495,843
                                       ==================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                         OPPENHEIMER MAIN STREET
                                            SMALL CAP FUND/VA                 PIMCO VIT ALL ASSET
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (10,327)    $    (27,745)     $     40,544     $     68,930
     Capital gains distributions             38,970           88,324             2,055                -
     Realized capital gain (loss)
       on sales of fund shares             (202,030)         247,465           (40,248)          41,427
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (502,392)        (307,009)         (147,011)          11,815
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (675,779)           1,035          (144,660)         122,172

   From contract owner
     transactions:
     Variable annuity deposits               11,011           61,108            23,234            8,330
     Contract owner maintenance
       charges                                 (123)            (103)             (779)            (611)
     Terminations and withdrawals          (210,857)        (473,413)         (381,588)        (168,372)
     Annuity payments                             -             (124)                -                -
     Transfers between
       subaccounts, net                     487,786       (1,805,845)          448,124       (1,136,761)
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           287,817       (2,218,377)           88,991       (1,297,414)
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (387,962)      (2,217,342)          (55,669)      (1,175,242)
Net assets at beginning of year           1,369,819        3,587,161           703,790        1,879,032
                                       -----------------------------------------------------------------
Net assets at end of year              $    981,857     $  1,369,819      $    648,121     $    703,790
                                       =================================================================

                                                 PIMCO VIT                   PIMCO VIT FOREIGN BOND
                                       COMMODITYREALRETURN STRATEGY           (U.S. DOLLAR-HEDGED)
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     54,140     $     10,027       $     35,462     $     41,347
     Capital gains distributions             12,724                -                  -                -
     Realized capital gain (loss)
       on sales of fund shares             (273,762)           6,489            (57,932)         (13,220)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (660,208)          34,707            (89,714)          13,885
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (867,106)          51,223           (112,184)          42,012

   From contract owner
     transactions:
     Variable annuity deposits               40,311              356             21,006           49,970
     Contract owner maintenance
       charges                                 (370)            (799)            (2,965)          (2,009)
     Terminations and withdrawals          (251,648)         (75,740)          (418,420)        (482,435)
     Annuity payments                             -                -                  -                -
     Transfers between
       subaccounts, net                   1,434,732          190,252             24,670          265,725
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         1,223,025          114,069           (375,709)        (168,749)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   355,919          165,292           (487,893)        (126,737)
Net assets at beginning of year             297,221          131,929          2,143,210        2,269,947
                                      -------------------------------------------------------------------
Net assets at end of year              $    653,140     $    297,221       $  1,655,317     $  2,143,210
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                          PIMCO VIT LOW DURATION             PIMCO VIT REAL RETURN
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     59,698     $     67,375      $    216,597     $    343,201
     Capital gains distributions             47,567                -            16,204           27,602
     Realized capital gain (loss)
       on sales of fund shares              (13,163)         (12,516)          162,882         (117,274)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (148,719)          46,877        (1,279,810)         811,330
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (54,617)         101,736          (884,127)       1,064,859

   From contract owner
     transactions:
     Variable annuity deposits               17,104           13,838           119,752          226,676
     Contract owner maintenance
       charges                                 (950)          (1,611)           (6,556)         (16,227)
     Terminations and withdrawals          (446,050)        (431,958)       (2,094,281)      (1,519,515)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                   1,990,291       (1,509,011)          897,841        4,962,648
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         1,560,395       (1,928,742)       (1,083,244)       3,653,582
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                 1,505,778       (1,827,006)       (1,967,371)       4,718,441
Net assets at beginning of year           1,392,204        3,219,210        12,472,583        7,754,142
                                       -----------------------------------------------------------------
Net assets at end of year              $  2,897,982     $  1,392,204      $ 10,505,212     $ 12,472,583
                                       =================================================================

                                             ROYCE MICRO-CAP                RYDEX VT SECTOR ROTATION
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     16,718     $    (10,136)     $    (60,824)     $    (36,512)
     Capital gains distributions            161,830          155,914             4,932           257,468
     Realized capital gain (loss)
       on sales of fund shares             (194,013)         137,136          (867,430)           95,568
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (780,335)        (240,273)         (794,868)          107,566
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (795,800)          42,641        (1,718,190)          424,090

   From contract owner
     transactions:
     Variable annuity deposits              107,730          112,411            95,168            39,160
     Contract owner maintenance
       charges                               (1,354)          (1,234)           (5,882)             (670)
     Terminations and withdrawals          (219,718)        (241,529)         (855,202)         (318,354)
     Annuity payments                             -             (855)                -                 -
     Transfers between
       subaccounts, net                      27,263          271,836            27,333         1,233,014
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (86,079)         140,629          (738,583)          953,150
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (881,879)         183,270        (2,456,773)        1,377,240
Net assets at beginning of year           1,824,502        1,641,232         3,631,374         2,254,134
                                       ------------------------------------------------------------------
Net assets at end of year              $    942,623     $  1,824,502      $  1,174,601      $  3,631,374
                                       ==================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                            SBL ALL CAP VALUE                SBL ALPHA OPPORTUNITY
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (471,696)    $   (695,282)     $    (78,610)    $    (83,354)
     Capital gains distributions                  -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares            1,017,479        3,645,567           129,905          396,456
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (15,894,464)      (1,970,037)       (2,552,253)         534,192
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (15,348,681)         980,248        (2,500,958)         847,294

   From contract owner
     transactions:
     Variable annuity deposits              462,953          605,910           205,420          196,288
     Contract owner maintenance
       charges                              (14,963)         (16,693)           (1,319)          (1,836)
     Terminations and withdrawals        (6,537,987)      (7,610,925)         (830,203)        (688,689)
     Annuity payments                             -           (1,831)                -             (718)
     Transfers between
       subaccounts, net                  (1,728,717)      (1,524,899)       (1,502,683)       3,306,457
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (7,818,714)      (8,548,438)       (2,128,785)       2,811,502
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                               (23,167,395)      (7,568,190)       (4,629,743)       3,658,796
Net assets at beginning of year          43,510,683       51,078,873         8,393,226        4,734,430
                                       -----------------------------------------------------------------
Net assets at end of year              $ 20,343,288     $ 43,510,683      $  3,763,483     $  8,393,226
                                       =================================================================

                                            SBL ENHANCED INDEX                     SBL EQUITY
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (114,381)    $   (210,380)     $   (219,464)     $   (362,230)
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares             (246,799)       1,310,581          (566,062)          861,057
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (3,394,924)      (1,075,427)       (5,979,157)       (1,897,363)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (3,756,104)          24,774        (6,764,683)       (1,398,536)

   From contract owner
     transactions:
     Variable annuity deposits              129,535          225,908           127,822           264,126
     Contract owner maintenance
       charges                              (12,590)         (22,754)           (2,250)           (2,368)
     Terminations and withdrawals        (1,892,132)      (2,892,642)       (3,139,510)       (4,716,716)
     Annuity payments                          (987)          (1,647)                -                 -
     Transfers between
       subaccounts, net                  (1,796,361)      (1,468,214)       (1,124,209)       (2,946,139)
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (3,572,535)      (4,159,349)       (4,138,147)       (7,401,097)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (7,328,639)      (4,134,575)      (10,902,830)       (8,799,633)
Net assets at beginning of year          12,254,525       16,389,100        20,580,229        29,379,862
                                       ------------------------------------------------------------------
Net assets at end of year              $  4,925,886     $ 12,254,525      $  9,677,399      $ 20,580,229
                                       ==================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                                SBL GLOBAL                       SBL HIGH YIELD
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (566,546)    $   (846,893)     $   (167,782)    $   (215,401)
     Capital gains distributions                  -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares            4,536,953        6,491,316            90,141        1,715,084
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (22,805,781)      (1,384,042)       (3,418,713)      (1,339,264)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (18,835,374)       4,260,381        (3,496,354)         160,419

   From contract owner
     transactions:
     Variable annuity deposits              535,178          954,935           191,486          389,838
     Contract owner maintenance
       charges                               (9,715)         (31,301)          (13,651)          (3,899)
     Terminations and withdrawals        (5,575,097)     (10,792,111)       (2,829,100)      (3,347,281)
     Annuity payments                             -           (6,064)                -           (6,959)
     Transfers between
       subaccounts, net                  (5,859,710)      (2,125,695)        3,592,065       (2,174,532)
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (10,909,344)     (12,000,236)          940,800       (5,142,833)
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                               (29,744,718)      (7,739,855)       (2,555,554)      (4,982,414)
Net assets at beginning of year          54,887,859       62,627,714        12,420,096       17,402,510
                                       -----------------------------------------------------------------
Net assets at end of year              $ 25,143,141     $ 54,887,859      $  9,864,542     $ 12,420,096
                                       =================================================================

                                           SBL LARGE CAP VALUE            SBL MANAGED ASSET ALLOCATION
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (302,134)    $   (461,796)     $   (253,924)     $   (324,826)
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares              579,758        3,238,588           493,296         1,095,516
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (9,633,176)      (1,413,791)       (5,904,625)          284,348
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (9,355,552)       1,363,001        (5,665,253)        1,055,038

   From contract owner
     transactions:
     Variable annuity deposits              338,427          703,837           331,623           128,706
     Contract owner maintenance
       charges                               (9,564)         (11,296)           (3,512)           (9,518)
     Terminations and withdrawals        (3,951,067)      (5,271,037)       (3,187,412)       (3,718,120)
     Annuity payments                        (1,447)          (3,120)           (1,443)           (4,056)
     Transfers between
       subaccounts, net                  (2,568,263)      (1,554,863)       (1,001,002)          846,384
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (6,191,914)      (6,136,479)       (3,861,746)       (2,756,604)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                               (15,547,466)      (4,773,478)       (9,526,999)       (1,701,566)
Net assets at beginning of year          28,885,814       33,659,292        22,270,132        23,971,698
                                       ------------------------------------------------------------------
Net assets at end of year              $ 13,338,348     $ 28,885,814      $ 12,743,133      $ 22,270,132
                                       ==================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                            SBL MID CAP GROWTH                 SBL MID CAP VALUE
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (281,430)    $   (489,360)     $   (769,360)    $ (1,178,530)
     Capital gains distributions                  -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares             (315,004)       2,858,819         6,350,746       11,870,230
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (8,544,710)      (6,118,314)      (23,826,310)      (9,426,929)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (9,141,144)      (3,748,855)      (18,244,924)       1,264,771

   From contract owner
     transactions:
     Variable annuity deposits              319,104          472,595           977,580        1,325,462
     Contract owner maintenance
       charges                               (3,938)         (16,716)          (22,633)         (27,440)
     Terminations and withdrawals        (3,610,875)      (5,121,631)       (8,399,030)     (11,616,952)
     Annuity payments                             -           (1,992)                -          (10,241)
     Transfers between
       subaccounts, net                  (1,861,776)      (7,069,824)       (5,220,625)      (9,572,169)
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (5,157,485)     (11,737,568)      (12,664,708)     (19,901,340)
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                               (14,298,629)     (15,486,423)      (30,909,632)     (18,636,569)
Net assets at beginning of year          26,108,504       41,594,927        69,763,587       88,400,156
                                       -----------------------------------------------------------------
Net assets at end of year              $ 11,809,875     $ 26,108,504      $ 38,853,955     $ 69,763,587
                                       =================================================================

                                             SBL MONEY MARKET                    SBL SELECT 25
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (375,375)    $   (245,689)     $    (92,453)     $   (168,854)
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares              725,907          780,427          (340,719)          606,080
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (169,243)          11,805        (2,359,578)       (1,231,868)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             181,289          546,543        (2,792,750)         (794,642)

   From contract owner
     transactions:
     Variable annuity deposits              687,006        3,128,586            44,794           100,498
     Contract owner maintenance
       charges                              (48,467)         (16,927)             (780)           (7,150)
     Terminations and withdrawals       (11,058,242)      (9,968,251)       (1,256,333)       (2,406,906)
     Annuity payments                             -           (5,103)                -            (1,777)
     Transfers between
       subaccounts, net                  18,515,638       12,221,876          (983,507)       (3,104,752)
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         8,095,935        5,360,181        (2,195,826)       (5,420,087)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 8,277,224        5,906,724        (4,988,576)       (6,214,729)
Net assets at beginning of year          19,495,851       13,589,127         9,028,542        15,243,271
                                       ------------------------------------------------------------------
Net assets at end of year              $ 27,773,075     $ 19,495,851      $  4,039,966      $  9,028,542
                                       ==================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                           SBL SMALL CAP GROWTH               SBL SMALL CAP VALUE
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (106,931)    $   (184,845)     $   (231,113)    $   (334,084)
     Capital gains distributions                  -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares             (107,592)       1,878,514           597,451        2,498,843
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (4,658,620)      (1,158,239)       (8,557,740)        (208,365)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (4,873,143)         535,430        (8,191,402)       1,956,394

   From contract owner
     transactions:
     Variable annuity deposits               72,598          171,985           449,804          640,276
     Contract owner maintenance
       charges                               (4,424)         (12,091)           (5,852)          (7,883)
     Terminations and withdrawals        (1,624,368)      (3,027,550)       (2,647,654)      (3,420,864)
     Annuity payments                             -           (1,881)                -             (744)
     Transfers between
       subaccounts, net                    (745,779)      (1,611,441)       (1,806,996)        (876,065)
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (2,301,973)      (4,480,978)       (4,010,698)      (3,665,280)
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                (7,175,116)      (3,945,548)      (12,202,100)      (1,708,886)
Net assets at beginning of year          11,535,242       15,480,790        21,547,425       23,256,311
                                       -----------------------------------------------------------------
Net assets at end of year              $  4,360,126     $ 11,535,242      $  9,345,325     $ 21,547,425
                                       =================================================================

                                         SBL US INTERMEDIATE BOND           VAN KAMPEN LIT COMSTOCK
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (228,568)    $   (318,037)     $      4,465      $      3,606
     Capital gains distributions                  -                -            30,126            21,248
     Realized capital gain (loss)
       on sales of fund shares              302,119          519,922           (78,684)           37,232
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,617,931)          69,016          (202,344)          (76,134)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,544,380)         270,901          (246,437)          (14,048)

   From contract owner
     transactions:
     Variable annuity deposits              299,207          463,617           157,689             9,469
     Contract owner maintenance
       charges                              (11,178)         (12,966)             (468)             (132)
     Terminations and withdrawals        (3,740,654)      (4,838,139)         (128,915)          (92,054)
     Annuity payments                        (1,490)          (2,221)                -                 -
     Transfers between
       subaccounts, net                  (2,105,746)      (1,022,925)           80,290            91,309
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (5,559,861)      (5,412,634)          108,596             8,592
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (7,104,241)      (5,141,733)         (137,841)           (5,456)
Net assets at beginning of year          19,120,780       24,262,513           605,160           610,615
                                       ------------------------------------------------------------------
Net assets at end of year              $ 12,016,539     $ 19,120,780      $    467,319      $    605,160
                                       ==================================================================

See accompanying notes.

                          Variable Annuity Account VIII

                     Years Ended December 31, 2008 and 2007

                                                                                VAN KAMPEN UIF
                                         VAN KAMPEN LIT GOVERNMENT             EQUITY AND INCOME
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    150,019     $     36,243      $      4,764     $      8,483
     Capital gains distributions                  -                -            27,382           35,664
     Realized capital gain (loss)
       on sales of fund shares             (165,474)            (157)          (87,714)          10,211
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (8,498)          52,576          (228,672)         (46,673)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (23,953)          88,662          (284,240)           7,685

   From contract owner
     transactions:
     Variable annuity deposits               45,881           14,831            31,932           21,156
     Contract owner maintenance
       charges                              (17,389)          (1,562)             (479)             (65)
     Terminations and withdrawals        (2,290,804)        (239,326)         (147,749)         (82,756)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                   5,620,257        1,174,796          (350,293)         495,725
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         3,357,945          948,739          (466,589)         434,060
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                 3,333,992        1,037,401          (750,829)         441,745
Net assets at beginning of year           2,032,386          994,985         1,652,461        1,210,716
                                       -----------------------------------------------------------------
Net assets at end of year              $  5,366,378     $  2,032,386      $    901,632     $  1,652,461
                                       =================================================================

See accompanying notes.

                          Variable Annuity Account VIII
                          Notes to Financial Statements
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated series of the funds as follows:

                    SUBACCOUNT                                                   SERIES OF THE FUND
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                                   AIM V.I. Basic Value Fund (Series II)
AIM V.I. Capital Development                           AIM V.I. Capital Development Fund (Series II)
AIM V.I. Global Health Care                            AIM V.I. Global Health Care Fund (Series I)
AIM V.I. Global Real Estate                            AIM V.I. Global Real Estate Fund (Series I)
AIM V.I. International Growth                          AIM V.I. International Growth Fund (Series II)
AIM V.I. Mid Cap Core Equity                           AIM V.I. Mid Cap Core Equity Fund (Series II)
American Century VP Ultra                              American Century VP Ultra Fund (Class II)
American Century VP Value                              American Century VP Value Fund (Class II)
Dreyfus IP Technology Growth                           Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value                        Dreyfus VIF International Value Fund Portfolio (Service Class)
Legg Mason Partners Variable Aggressive Growth         Legg Mason Partners Variable Aggressive Growth Fund Portfolio (Class II)
Legg Mason Partners Variable Small Cap Growth          Legg Mason Partners Variable Small Cap Growth Fund Portfolio (Class I)
MFS VIT Research International                         MFS VIT Research International Series (Service Class)
MFS VIT Total Return                                   MFS VIT Total Return Series (Service Class)
MFS VIT Utilities                                      MFS VIT Utilities Series (Service Class)
Neuberger Berman AMT Socially Responsive               Neuberger Berman AMT Socially Responsive (Class S)
Oppenheimer Main Street Small CapFund/VA               Oppenheimer Main Street Small Cap Fund/VA (Service Class)
PIMCO VIT All Asset                                    PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO VIT CommodityRealReturn Strategy                 PIMCO VIT CommodityRealReturn Strategy Portfolio (Administrative Class)
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)            PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) (Administrative Class)
PIMCO VIT Low Duration                                 PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                                  PIMCO Real Return Portfolio (Administrative Class)
Royce Micro-Cap                                        Royce Micro-Cap Portfolio
Rydex VT Sector Rotation                               Rydex Sector Rotation Fund

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        SUBACCOUNT                                                 SERIES OF THE FUND
------------------------------------------------------------------------------------------------------------
SBL All Cap Value (2)                                  SBL All Cap Value**
SBL Alpha Opportunity (3)                              SBL Alpha Opportunity
SBL Enhanced Index                                     SBL Enhanced Index
SBL Equity                                             SBL Equity
SBL Global                                             SBL Global
SBL High Yield                                         SBL High Yield
SBL Large Cap Value                                    SBL Large Cap Value
SBL Money Market                                       SBL Money Market
SBL Mid Cap Growth                                     SBL Mid Cap Growth
SBL Mid Cap Value                                      SBL Mid Cap Value
SBL Managed Asset Allocation                           SBL Managed Asset Allocation
SBL Small Cap Growth                                   SBL Small Cap Growth
SBL Small Cap Value                                    SBL Small Cap Value
SBL Select 25                                          SBL Select 25
SBL US Intermediate Bond (1)                           SBL US Intermediate Bond*
Van Kampen LIT Comstock                                Van Kampen LIT Comstock Portfolio (Class II)
Van Kampen LIT Government                              Van Kampen LIT Government Portfolio (Class II)
Van Kampen UIF Equity and Income                       Van Kampen UIF Equity and Income Portfolio (Class II)

(1) Prior to November 24, 2008, this subaccount was SBL Diversified Income

(2) Prior to August 10, 2008, this subaccount was SBL Equity Income

(3) No longer available for investment

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

AIM Funds Management, Inc has engaged various subadvisors to provide subadvisory services to AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. American Century Investment Management, Inc. serves as the investment advisor for American Century VP Ultra Fund and American Century VP Value Fund. The Dreyfus Corporation serves as investment advisor for Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Legg Mason Partners Fund Advisor, LLC serves has engaged ClearBridge Advisors, LLC to provide subadvisory services for Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio. Massachusetts Financial Services Company serves as investment advisor for MFS VIT Research International, MFS VIT Total Return Series and MFS VIT Utilities Series. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Socially Responsive. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Management Company LLC serves as investment advisor for PIMCO VIT All Asset Portfolio, PIMCO VIT CommoditiyRealReturn Strategy Portfolio, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portfolio and PIMCO VIT Real Return Portfolio. Royce & Associates, LLC serves as investment advisor for Royce Micro-Cap. Rydex Investments serves as investment advisor for Rydex VT Sector Rotation Fund. Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for SBL All Cap Value, SBL Equity, SBL High Yield, SBL Large Cap Value, SBL Money Market, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Small Cap Growth, SBL Small Cap Value, SBL Select 25, and SBL US Intermediate Bond. SI has engaged Security Global Investors, LLC to provide subadvisory services for SBL Global; Northern Trust Investments, Inc. to provide subadvisory services for SBL Enhanced Index; T. Rowe Price Associates, Inc. to provide subadvisory services for SBL Managed Asset Allocation; and Mainstream Investment Advisers and Security Global Investors, LLC to provide subadvisory services for SBL Alpha Opportunity. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Comstock Portfolio, Van Kampen LIT Government Portfolio, and Van Kampen UIF Equity and Income Portfolio.

The Account receives deposits from three variable annuity contracts issued by
SBL: Variflex LS Variable Annuity, Variflex Signature Variable Annuity, and Variflex Extra Credit Variable Annuity (Extra Credit).

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2008, were as follows:

                                                     COST OF         PROCEEDS
SUBACCOUNT                                          PURCHASES       FROM SALES

AIM V.I. Basic Value                              $   200,422      $     415,340
AIM V.I. Capital Development                        5,665,787          7,547,108
AIM V.I. Global Health Care                         1,407,782            483,458
AIM V.I. Global Real Estate                         2,167,415          1,533,038
AIM V.I. International Growth                       6,594,088         11,674,637
AIM V.I. Mid Cap Core Equity                          789,311          2,784,151
American Century VP Ultra                           2,387,061          5,257,481
American Century VP Value                             782,943          1,773,363
Dreyfus IP Technology Growth                        3,202,317          4,251,998

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                     COST OF         PROCEEDS
SUBACCOUNT                                          PURCHASES       FROM SALES

Dreyfus VIF International Value                   $   1,091,425    $   2,104,669
Legg Mason Partners Variable Aggressive Growth        1,531,014          780,283
Legg Mason Partners Variable Small Cap Growth         1,512,943          315,734
MFS VIT Research International                        1,698,353        1,656,389
MFS VIT Total Return                                    552,163          569,744
MFS VIT Utilities                                     3,942,579        3,846,383
Neuberger Berman AMT Socially Responsive                951,194        1,705,333
Oppenheimer Main Street Small Cap Fund/VA             1,394,244        1,077,784
PIMCO VIT All Asset                                   1,080,252          948,662
PIMCO VIT CommodityRealReturn Strategy                3,610,576        2,320,687
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)           1,539,775        1,880,022
PIMCO VIT Low Duration                                2,831,750        1,164,089
PIMCO VIT Real Return                                12,906,203       13,756,646
Royce Micro-Cap                                         703,190          610,721
Rydex VT Sector Rotation                              9,154,170        9,948,645
SBL All Cap Value                                     3,296,898       11,587,307
SBL Alpha Opportunity                                 3,363,709        5,571,104
SBL Enhanced Index                                      563,270        4,250,187
SBL Equity                                            1,012,035        5,369,646
SBL Global                                            3,942,015       15,417,905
SBL High Yield                                       13,653,914       12,880,896
SBL Large Cap Value                                   2,816,206        9,310,254
SBL Managed Asset Allocation                          1,394,825        5,510,495
SBL Mid Cap Growth                                    2,977,421        8,416,336
SBL Mid Cap Value                                     4,936,171       18,370,239
SBL Money Market                                     61,911,707       54,191,147
SBL Select 25                                         1,240,974        3,529,253
SBL Small Cap Growth                                    903,420        3,312,324
SBL Small Cap Value                                   6,817,348       11,059,159
SBL US Intermediate Bond                              2,204,829        7,993,257
Van Kampen LIT Comstock                                 492,994          349,806
Van Kampen LIT Government                             7,797,101        4,289,137
Van Kampen UIF Equity and Income                        610,190        1,044,633

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Statement of Financial Accounting Standard No. 157

On January 1, 2008, SBL and its respective Variable Accounts (VAs) adopted SFAS No. 157, Fair Value Measurements, which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). SFAS No. 157 does not expand the use of fair value to any new circumstances.

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under SFAS No. 157, the Financial Accounting Standards Board (FASB) clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, SFAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. SFAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The SFAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The three levels within the SFAS No. 157 hierarchy are as follows:

      o Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

      o Level 2: Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the assets or liabilities.

      o Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV).

The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the Statements of Net Assets and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2008.

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The adoption of SFAS No. 157 on January 1, 2008 did not have an impact on the Account's financial condition, results of operations, or cash flows.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, for Extra Credit contracts, an account administrative fee of $30 is deducted annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of average daily net asset value of which 0.70% is for assuming mortality risks and the remainder is for assuming expense risks. Extra Credit contract owners may elect an annual stepped up death benefit for an additional fee of 0.20% of average daily net asset value.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2008 and 2007, were as follows:

                                                           2008                                       2007
                                        --------------------------------------------------------------------------------------
                                                                         NET                                        NET
                                           UNITS         UNITS         INCREASE       UNITS         UNITS         INCREASE
SUBACCOUNT                                 ISSUED       REDEEMED      (DECREASE)      ISSUED       REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value                         27,924        (61,519)      (33,395)       58,210        (85,074)      (26,864)
AIM V.I. Capital Development                553,540       (787,483)     (233,943)      583,333       (202,452)      380,881
AIM V.I. Global Health Care                 151,853        (90,325)       61,528        35,630        (45,211)       (9,581)
AIM V.I. Global Real Estate                 150,856       (146,652)        4,204       124,034       (295,742)     (171,708)
AIM V.I. International Growth               571,783       (976,738)     (404,955)      868,024       (518,826)      349,198
AIM V.I. Mid Cap Core Equity                 67,194       (233,244)     (166,050)      560,505       (362,298)      198,207
American Century VP Ultra                   198,629       (593,991)     (395,362)      605,901       (227,701)      378,200
American Century VP Value                    72,099       (162,890)      (90,791)      205,712       (428,282)     (222,570)
Dreyfus IP Technology Growth                487,540       (626,017)     (138,477)      331,731       (152,608)      179,123
Dreyfus VIF International Value              85,563       (208,319)     (122,756)      232,833       (498,000)     (265,167)

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                           2008                                       2007
                                          ---------------------------------------    -----------------------------------------
                                                                          NET                                        NET
                                           UNITS           UNITS        INCREASE       UNITS         UNITS         INCREASE
SUBACCOUNT                                 ISSUED         REDEEMED     (DECREASE)      ISSUED       REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------------------------------------

Legg Mason Partners Variable Aggressive
   Growth                                   351,599       (271,164)       80,435       528,142       (387,067)      141,075
Legg Mason Partners Variable Small Cap
   Growth                                   188,073        (84,225)      103,848        12,412        (12,528)         (116)
MFS VIT Research International              135,219       (155,034)      (19,815)       74,115        (48,005)       26,110
MFS VIT Total Return                         53,486        (65,919)      (12,433)      191,505       (201,756)      (10,251)
MFS VIT Utilities                           286,266       (351,144)      (64,878)      507,908       (363,721)      144,187
Neuberger Berman AMT Socially Responsive     38,789       (130,557)      (91,767)       58,917       (191,242)     (132,325)
Oppenheimer Main Street
   Small Cap Fund/VA                        141,431       (123,373)       18,058        44,545       (205,971)     (161,426)
PIMCO VIT All Asset                          87,277        (81,039)        6,238        20,275       (125,541)     (105,266)
PIMCO VIT CommodityRealReturn Strategy      313,489       (240,168)       73,321        48,955        (37,579)       11,376
PIMCO VIT Foreign Bond
   (U.S. Dollar-Hedged)                     210,772       (251,301)      (40,529)       96,875       (113,775)      (16,900)
PIMCO VIT Low Duration                      278,264       (133,835)      144,429       113,270       (299,503)     (186,233)
PIMCO VIT Real Return                     1,231,429     (1,319,778)      (88,349)    1,028,803       (678,562)      350,241
Royce Micro-Cap                              60,774        (71,688)      (10,914)      306,524       (295,386)       11,138
Rydex VT Sector Rotation                    753,252       (859,439)     (106,187)      118,087        (58,881)       59,206
SBL All Cap Value                           257,360       (585,651)     (328,291)      240,443       (516,772)     (276,329)
SBL Alpha Opportunity                       312,077       (486,591)     (174,514)      417,702       (221,894)      195,808
SBL US Intermediate Bond                    332,769       (686,402)     (353,633)      397,646       (732,829)     (335,183)
SBL Enhanced Index                          119,900       (532,948)     (413,048)      508,090       (904,056)     (395,966)
SBL Equity                                  102,411       (340,360)     (237,949)      105,313       (444,913)     (339,600)
SBL Global                                  192,508       (554,569)     (362,061)      206,327       (539,387)     (333,060)
SBL High Yield                              959,296       (855,990)      103,306       480,981       (762,103)     (281,122)
SBL Large Cap Value                         255,645       (563,648)     (308,003)      528,658       (791,131)     (262,473)
SBL Managed Asset Allocation                104,814       (305,696)     (200,882)      146,077       (270,243)     (124,166)
SBL Mid Cap Growth                          159,049       (348,602)     (189,553)      162,116       (500,519)     (338,403)
SBL Mid Cap Value                           187,347       (465,138)     (277,791)      214,327       (579,160)     (364,833)
SBL Money Market                          5,626,303     (5,023,368)      602,935     4,102,345     (3,695,371)      406,974
SBL Select 25                               235,508       (515,681)     (280,173)      195,399       (758,020)     (562,621)
SBL Small Cap Growth                        116,838       (293,790)     (176,952)      159,160       (408,591)     (249,431)
SBL Small Cap Value                         393,960       (608,383)     (214,423)      244,740       (375,701)     (130,961)
Van Kampen LIT Comstock                      54,023        (42,174)       11,849        87,051        (85,495)        1,556
Van Kampen LIT Government                 1,009,995       (703,032)      306,963       216,113       (125,566)       90,547
Van Kampen UIF Equity and Income            161,147       (202,259)      (41,112)      125,759        (89,128)       36,631

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2. A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2008, follows:

SUBACCOUNT                                 2008               2007                2006               2005               2004
------------------------------------------------------------------------------------------------------------------------------

AIM V.I. BASIC VALUE (1)
Units                                    61,839             95,434             122,297             74,472            108,706
Unit value                                $5.76    $12.04 - $12.14     $12.08 - $12.15    $10.86 - $10.91    $10.47 - $10.49
Net assets                             $355,983         $1,158,471          $1,485,415           $812,356         $1,140,526
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                 0.39%              0.37%               0.13%                - %                - %
Total return***                        (52.55)%  (0.27)% - (0.06)%     11.14% - 11.36%      3.96% - 3.75%      4.90% - 4.70%

AIM V.I. CAPITAL DEVELOPMENT
(2)
Units                                   188,771            422,714              41,832                775                  -
Unit value                          $6.71-$6.75    $12.89 - $12.95     $11.85 - $11.88    $10.36 - $10.37                $ -
Net assets                           $1,274,311         $5,472,948            $497,207             $8,030                $ -
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                   - %                - %                 - %                - %                - %
Total return***               (47.94)%-(47.88)%      8.77% - 8.99%     14.40% - 14.63%      3.65% - 3.62%                - %

AIM V.I. GLOBAL
HEALTH CARE (1)
Units                                   107,695             46,168              55,748             55,356             26,093
Unit value                          $8.53-$8.62    $12.15 - $12.25     $11.04 - $11.10    $10.66 - $10.70    $10.02 - $10.04
Net assets                             $928,275           $565,191            $619,067           $592,429           $261,865
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %                - %
Total return***               (29.79)%-(29.63)%    10.06% - 10.28%       3.56% - 3.77%      6.64% - 6.42%      0.40% - 0.20%

AIM V.I. GLOBAL
REAL ESTATE (1)
Units                                   215,259            211,054             382,763            220,560            195,046
Unit value                        $10.07-$10.17    $18.49 - $18.64     $19.89 - $20.01    $14.18 - $14.23    $12.61 - $12.63
Net assets                           $2,188,764         $3,932,548          $7,659,210         $3,138,985         $2,464,499
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                 6.56%              4.21%               1.32%              1.13%              1.37%
Total return***               (45.54)%-(45.44)%  (7.06)% - (6.87)%     40.33% - 40.61%    12.64% - 12.41%    26.30% - 26.10%

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008               2007                2006               2005               2004
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL
GROWTH (2)
Units                                     369,033            773,988             424,790              9,251                  -
Unit value                            $8.88-$8.94    $15.18 - $15.25     $13.48 - $13.51    $10.71 - $10.72                $ -
Net assets                             $3,298,329        $11,802,283          $5,740,616            $99,134                $ -
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                   0.48%              0.52%               1.22%              0.97%                - %
Total return***                 (41.50)%-(41.38)%    12.61% - 12.84%     25.84% - 26.10%      7.17% - 7.14%                - %

AIM V.I. MID CAP CORE EQUITY
(1)
Units                                      89,735            255,786              57,580            105,852            207,578
Unit value                            $9.32-$9.41    $13.28 - $13.39     $12.35 - $12.42    $11.31 - $11.35    $10.71 - $10.73
Net assets                               $844,830         $3,424,126            $715,255         $1,201,703         $2,228,604
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   1.62%              0.07%               0.50%              0.21%              0.04%
Total return***                 (29.82)%-(29.72)%      7.53% - 7.75%       9.21% - 9.43%      5.77% - 5.56%      7.30% - 7.10%

AMERICAN CENTURY VP ULTRA (1)
Units                                      96,998            492,360             114,159            594,493            171,860
Unit value                            $6.77-$6.84    $11.79 - $11.88       $9.91 - $9.97    $10.43 - $10.47    $10.39 - $10.41
Net assets                               $663,402         $5,848,127          $1,138,057         $6,223,142         $1,789,150
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                     - %                - %                 - %                - %                - %
Total return***                 (42.58)%-(42.42)%    18.90% - 19.14%   (4.93)% - (4.74)%      0.55% - 0.35%      4.10% - 3.90%

AMERICAN CENTURY VP VALUE (1)
Units                                     135,298            226,089             448,658            454,000            229,891
Unit value                            $8.75-$8.83             $12.24     $13.04 - $13.11    $11.18 - $11.23    $10.84 - $10.86
Net assets                             $1,195,594         $2,767,816          $5,884,081         $5,096,285         $2,496,926
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   1.16%              1.99%               1.18%              0.46%                - %
Total return***                 (27.98)%-(27.86)%  (6.83)% - (6.64)%     16.57% - 16.81%      3.39% - 3.18%      8.60% - 8.40%

DREYFUS IP TECHNOLOGY
GROWTH (2)
Units                                      47,055            185,532               6,409              4,913                  -
Unit value                                  $6.85    $11.78 - $11.83     $10.46 - $10.49    $10.22 - $10.22                $ -
Net assets                               $322,311         $2,194,711             $67,198            $50,223                $ -
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                     - %                - %                 - %                - %                - %
Total return***                          (42.10)%    12.60% - 12.83%       2.38% - 2.58%      2.22% - 2.19%                - %

DREYFUS VIF
INTERNATIONAL VALUE (1)
Units                                     136,450            259,206             524,372            483,137            444,705
Unit value                            $9.41-$9.51    $15.30 - $15.42     $14.96 - $15.05    $12.43 - $12.47    $11.30 - $11.33
Net assets                             $1,297,141         $3,997,394          $7,891,322         $6,025,663         $5,036,568
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   2.19%              1.79%               1.18%                - %              1.45%
Total return***                 (38.50)%-(38.33)%      2.25% - 2.46%     20.43% - 20.68%     10.13% - 9.91%    13.30% - 13.00%

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008               2007                2006               2005               2004
--------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE
AGGRESSIVE GROWTH (2)
Units                                     262,601            182,166              41,091                266                  -
Unit value                            $6.38-$6.42    $10.91 - $10.96              $11.07    $10.14 - $10.14                $ -
Net assets                             $1,684,620         $1,994,721            $454,855             $2,695                $ -
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                     - %                - %                 - %                - %                - %
Total return***                 (41.52)%-(41.42)%  (1.25)% - (1.05)%       8.98% - 9.20%      1.39% - 1.36%                - %

LEGG MASON PARTNERS VARIABLE
SMALL CAP GROWTH (2)
Units                                     110,352              6,505               6,621                204                  -
Unit value                            $7.12-$7.17    $12.21 - $12.26     $11.32 - $11.32    $10.24 - $10.25                $ -
Net assets                               $790,677            $79,725             $74,941             $2,095                $ -
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                     - %                - %                 - %                - %                - %
Total return***                 (41.69)%-(41.52)%      8.09% - 8.31%     10.26% - 10.48%      2.46% - 2.44%                - %

MFS VIT RESEARCH
INTERNATIONAL (2)
Units                                      92,887            112,702              86,592              2,758                  -
Unit value                                  $8.20    $14.41 - $14.47       $13.05-$13.05      $10.56-$10.57                $ -
Net assets                               $761,731         $1,631,182          $1,130,430            $29,136                $ -
Ratio of expenses to net
assets*                               1.40%-1.60%        1.40%-1.60%         1.40%-1.60%        1.40%-1.60%                - %
Investment income ratio**                   0.79%                - %               1.24%              0.94%                - %
Total return***                          (43.33)%    10.63% - 10.86%     23.30% - 23.55%      5.66% - 5.63%                - %

MFS VIT TOTAL RETURN (2)
Units                                     105,348            117,781             128,032             27,649                  -
Unit value                                  $8.72    $11.33 - $11.38     $11.08 - $11.10    $10.09 - $10.09                $ -
Net assets                               $918,661         $1,340,943          $1,421,960           $279,044                $ -
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                   3.81%              4.00%               1.22%                - %                - %
Total return***                          (23.37)%      2.26% - 2.47%      9.84% - 10.07%      0.89% - 0.87%                - %

MFS VIT UTILITIES (2)
Units                                     255,973            320,851             176,664              7,828                  -
Unit value                          $10.32-$10.39    $16.87 - $16.94     $13.44 - $13.47    $10.43 - $10.43                $ -
Net assets                             $2,659,078         $5,435,251          $2,380,058            $81,667                $ -
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                   1.15%              1.27%               0.31%                - %                - %
Total return***                 (38.83)%-(38.67)%    25.51% - 25.76%     28.87% - 29.13%      4.33% - 4.30%                - %

NEUBERGER BERMAN AMT
SOCIALLY RESPONSIVE (4)
Units                                     450,902            542,669             674,993                  -                  -
Unit value                          $10.40-$10.45    $17.44 - $17.50     $16.51 - $16.53                $ -                $ -
Net assets                             $4,712,030         $9,495,843         $11,157,872                $ -                $ -
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%                - %                - %
Investment income ratio**                   1.75%              0.02%                 - %                - %                - %
Total return***                 (40.37)%-(40.29)%      5.64% - 5.86%     65.10% - 65.32%                - %                - %

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008               2007                2006               2005               2004
--------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET
SMALL CAP FUND/VA (1)
Units                                     122,510            104,451             265,877             84,539             57,058
Unit value                            $7.94-$8.02    $13.01 - $13.11     $13.41 - $13.49    $11.89 - $11.93    $11.01 - $11.03
Net assets                               $981,857         $1,369,819          $3,587,160         $1,008,815           $629,303
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   0.25%              0.16%               0.02%                - %                - %
Total return***                 (38.97)%-(38.83)%  (2.98)% - (2.78)%     12.83% - 13.06%      8.18% - 7.96%    10.30% - 10.10%

PIMCO VIT ALL ASSET (1)
Units                                      63,034             56,796             162,063            215,301             53,878
Unit value                                 $10.28    $12.29 - $12.39     $11.53 - $11.60    $11.20 - $11.24    $10.71 - $10.73
Net assets                               $648,121           $703,790          $1,879,032         $2,419,665           $578,028
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                  11.51%              7.10%               5.73%              5.14%              5.29%
Total return***                          (17.03)%      6.59% - 6.80%       2.99% - 3.20%      4.75% - 4.53%      7.30% - 7.10%

PIMCO VIT
COMMODITYREALRETURN STRATEGY
(2)
Units                                      98,030             24,708              13,332             10,843                  -
Unit value                                  $6.66    $11.97 - $12.02       $9.87 - $9.90    $10.35 - $10.36                $ -
Net assets                               $653,140           $297,221            $131,912           $112,315                $ -
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                  18.20%              6.78%               4.32%              1.89%                - %
Total return***                          (44.59)%    21.26% - 21.51%   (4.64)% - (4.45)%      3.57% - 3.54%                - %

PIMCO VIT FOREIGN BOND (U.S.
DOLLAR-HEDGED) (2)
Units                                     164,526            205,055             221,956              3,836                  -
Unit value                          $10.00-$10.06    $10.41 - $10.45     $10.21 - $10.23    $10.15 - $10.15                $ -
Net assets                             $1,655,317         $2,143,210          $2,269,947            $38,952                $ -
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                   3.44%              3.28%               0.74%              0.15%                - %
Total return***                 (3.94)% - (3.73)%      1.96% - 2.17%       0.57% - 0.78%      1.53% - 1.51%                - %

PIMCO VIT LOW DURATION (1)
Units                                     273,260            128,832             315,064            309,949             97,594
Unit value                          $10.51-$10.61    $10.72 - $10.81     $10.15 - $10.21      $9.92 - $9.96     $9.98 - $10.00
Net assets                             $2,897,982         $1,392,204          $3,219,210         $3,087,730           $977,424
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   4.49%              4.17%               4.67%              3.28%              1.58%
Total return***                 (1.96)% - (1.85)%      5.63% - 5.85%       2.33% - 2.54%  (0.42)% - (0.62)%             (.20)%

PIMCO VIT REAL RETURN (1)
Units                                     998,041          1,086,389             736,149            918,200            157,929
Unit value                          $10.42-$10.53    $11.40 - $11.49     $10.47 - $10.53    $10.56 - $10.60    $10.52 - $10.53
Net assets                            $10,505,212        $12,472,583          $7,754,072         $9,736,956         $1,666,339
Ratio of expenses to net
assets*                             1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   3.02%              4.88%               4.54%              3.24%              0.90%
Total return***                 (8.60)% - (8.36)%      8.85% - 9.08%   (0.88)% - (0.68)%      0.64% - 0.44%      5.30% - 5.20%

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                 2008               2007                2006               2005               2004
------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP (2)
Units                                   132,120            143,034             131,895             25,089                  -
Unit value                          $7.09-$7.14    $12.70 - $12.76     $12.42 - $12.44    $10.42 - $10.42                $ -
Net assets                             $942,623         $1,824,502          $1,641,231           $261,561                $ -
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                 2.07%              1.62%               0.26%              1.03%                - %
Total return***               (44.17)%-(44.04)%      2.31% - 2.51%     19.14% - 19.38%      4.24% - 4.21%                - %

RYDEX VT SECTOR ROTATION (1)
Units                                   131,546            237,733             178,528            201,300             33,344
Unit value                                $8.93    $15.16 - $15.28     $12.55 - $12.63    $11.45 - $11.50    $10.23 - $10.25
Net assets                           $1,174,601         $3,631,374          $2,254,135         $2,314,152           $341,801
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %                - %
Total return***                        (41.56)%    20.77% - 21.02%       9.61% - 9.83%    12.12% - 11.90%      2.50% - 2.30%

SBL ALL CAP VALUE
Units                                 1,105,065          1,433,356           1,709,684          2,088,980          2,273,969
Unit value                         $9.84-$18.54    $16.25 - $30.54     $16.06 - $30.12    $13.74 - $25.71    $13.46 - $25.13
Net assets                          $20,343,288        $43,510,682         $51,078,871        $53,231,681        $56,626,989
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %              0.16%
Total return***               (39.45)%-(39.29)%      1.16% - 1.37%     16.92% - 17.16%      2.29% - 2.09%    12.79% - 12.64%

SBL ALPHA OPPORTUNITY (1)
Units                                   397,052            571,566             375,758            456,078            412,015
Unit value                          $9.38-$9.48    $14.57 - $14.69     $12.53 - $12.60    $11.26 - $11.30    $10.72 - $10.74
Net assets                           $3,763,483         $8,393,226          $4,734,430         $5,153,426         $4,426,533
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %                - %
Total return***               (35.62)%-(35.47)%    16.29% - 16.53%     11.32% - 11.55%      5.17% - 4.95%      7.40% - 7.20%

SBL ENHANCED INDEX
Units                                   780,183          1,193,231           1,589,196            891,569          1,078,963
Unit value                          $5.77-$6.34     $9.40 - $10.29      $9.46 - $10.34      $8.32 - $9.07      $8.05 - $8.76
Net assets                           $4,925,886        $12,254,525         $16,389,100         $8,078,800         $9,439,491
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %              0.09%
Total return***               (38.62)%-(38.39)%  (0.63)% - (0.43)%     13.71% - 13.94%      3.58% - 3.37%      8.28% - 8.20%

SBL EQUITY
Units                                   763,706          1,001,656           1,341,255          1,666,651          2,173,082
Unit value                         $4.88-$12.70     $7.93 - $20.58      $8.47 - $21.95     $7.63 - $19.72     $7.43 - $19.16
Net assets                           $9,677,399        $20,580,229         $29,379,861        $32,743,936        $41,487,603
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %              0.10%
Total return***               (38.46)%-(38.29)%  (6.41)% - (6.22)%     11.32% - 11.09%      2.88% - 2.67%      6.27% - 6.14%

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                 2008               2007                2006               2005               2004
------------------------------------------------------------------------------------------------------------------------------

SBL GLOBAL
Units                                 1,088,613          1,450,674           1,783,733          2,174,385          2,426,538
Unit value                         $8.75-$23.46    $14.43 - $38.62     $13.47 - $35.97    $11.66 - $31.09    $10.44 - $27.77
Net assets                          $25,143,141        $54,887,859         $62,627,714        $65,947,453        $66,116,617
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %                - %
Total return***               (39.36)%-(39.25)%      7.13% - 7.35%     15.47% - 15.70%    11.94% - 11.72%    17.12% - 16.91%

SBL HIGH YIELD
Units                                   786,987            683,680             964,801          1,138,844          1,645,693
Unit value                        $10.16-$12.58    $14.75 - $18.22     $14.68 - $18.11    $13.42 - $16.52    $13.14 - $16.14
Net assets                           $9,864,542        $12,420,096         $17,402,510        $18,748,915        $26,502,154
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %              0.72%
Total return***               (31.12)%-(30.95)%      0.43% - 0.64%       9.41% - 9.63%      2.36% - 2.15%     10.10% - 9.87%

SBL LARGE CAP VALUE
Units                                   911,987          1,219,990           1,482,463          1,462,949          1,879,922
Unit value                         $8.29-$14.79    $13.41 - $23.88     $12.88 - $22.89    $10.73 - $19.03     $9.87 - $17.46
Net assets                          $13,338,348        $28,885,814         $33,659,293        $27,652,253        $32,589,107
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %              0.06%
Total return***               (38.18)%-(38.07)%      4.13% - 4.34%     20.05% - 20.29%      8.98% - 8.76%      9.26% - 9.06%

SBL MANAGED
ASSET ALLOCATION
Units                                   788,888            989,770           1,113,937          1,402,573          1,562,404
Unit value                         $9.14-$16.20      $12.76-$22.56     $12.23 - $21.58    $11.09 - $19.53    $10.80 - $18.98
Net assets                          $12,743,133        $22,270,132         $23,971,698        $27,307,056        $29,534,007
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %              0.50%
Total return***               (28.37)%-(28.19)%      4.33% - 4.55%     10.30% - 10.52%      2.89% - 2.69%      9.21% - 8.98%

SBL MID CAP GROWTH
Units                                   616,785            806,338           1,144,741          1,422,445          1,727,356
Unit value                         $5.80-$19.64     $9.82 - $33.19     $11.14 - $37.58    $10.79 - $36.32    $10.17 - $34.16
Net assets                          $11,809,875        $26,108,504         $41,594,927        $50,033,547        $56,886,510
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %                - %
Total return***               (40.94)%-(40.83)%  (11.87)%-(11.69)%       3.26% - 3.47%      6.31% - 6.10%      8.58% - 8.31%

SBL MID CAP VALUE
Units                                 1,045,746          1,323,537           1,688,369          1,996,386          2,110,091
Unit value                        $18.32-$37.51      $26.06-$53.18     $25.97 - $52.96    $23.02 - $46.84    $20.13 - $40.88
Net assets                          $38,853,955        $69,763,587         $88,400,156        $92,302,417        $85,178,954
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %              0.02%
Total return***               (29.62)%-(29.47)%      0.22% - 0.43%     12.83% - 13.06%    14.59% - 14.36%    25.21% - 24.95%

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                 2008               2007                2006               2005               2004
------------------------------------------------------------------------------------------------------------------------------

SBL MONEY MARKET
Units                                 2,059,472          1,456,537           1,049,563          1,006,612          1,068,367
Unit value                        $10.91-$13.54      $10.86-$13.45     $10.54 - $13.03    $10.26 - $12.65    $10.15 - $12.49
Net assets                          $27,773,075        $19,495,851         $13,589,127        $12,651,067        $13,244,184
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %              0.06%
Total return***                     0.46%-0.67%      3.03% - 3.24%       2.76% - 2.97%      1.26% - 1.06%  (0.72)% - (0.88)%

SBL SELECT 25
Units                                   728,997          1,009,171           1,571,792          1,056,685          1,116,495
Unit value                          $4.67-$5.58      $7.54 - $9.00       $8.17 - $9.73      $7.72 - $9.18      $7.02 - $8.33
Net assets                           $4,039,966         $9,028,542         $15,243,271         $9,670,375         $9,278,496
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %                - %
Total return***               (38.06)%-(38.00)%   (7.69)% - (7.5)%       5.82% - 6.04%     10.19% - 9.97%     10.19% - 9.86%

SBL SMALL CAP GROWTH
Units                                   461,843            638,795             888,226          1,129,185          1,340,541
Unit value                          $4.95-$9.54     $9.53 - $18.33      $9.17 - $17.61     $8.87 - $16.98     $8.38 - $16.02
Net assets                           $4,360,126        $11,535,242         $15,480,790        $18,925,908        $21,201,816
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %                - %
Total return***               (48.06)%-(47.95)%      3.91% - 4.12%       3.45% - 3.66%      6.01% - 5.79%    15.50% - 15.27%

SBL SMALL CAP VALUE
Units                                   541,565            755,988             886,948          1,070,511          1,215,676
Unit value                        $17.25-$17.62             $29.16     $26.88 - $26.21    $23.44 - $24.08    $20.76 - $21.37
Net assets                           $9,345,325        $21,547,425         $23,256,312        $25,105,480        $25,250,244
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %                - %
Total return***               (39.57)%-(39.45)%      8.48% - 8.70%     11.60% - 11.82%    12.91% - 12.68%    18.70% - 18.39%

SBL US INTERMEDIATE BOND
Units                                   816,738          1,170,371           1,505,555          2,055,728          2,589,290
Unit value                        $11.54-$14.79    $12.83 - $16.42     $12.68 - $16.18    $12.41 - $15.81    $12.38 - $15.74
Net assets                          $12,016,539        $19,120,780         $24,262,513        $32,394,115        $40,617,398
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%      1.40% - 1.60%
Investment income ratio**                   - %                - %                 - %                - %              0.87%
Total return***              (10.05)% - (9.93)%      1.26% - 1.47%       2.15% - 2.35%      0.43% - 0.22%      2.34% - 2.15%

VAN KAMPEN LIT COMSTOCK (2)
Units                                    65,758             53,909              52,354              3,438                  -
Unit value                          $7.06-$7.11    $11.18 - $11.23     $11.63 - $11.66    $10.19 - $10.19                $ -
Net assets                             $467,319           $605,159            $610,615            $35,039                $ -
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                 2.99%              2.68%               0.46%                - %                - %
Total return***               (36.85)%-(36.69)%  (3.90)% - (3.70)%     14.19% - 14.42%      1.90% - 1.87%                - %

                          Variable Annuity Account VIII
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                 2008               2007                2006               2005               2004
------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT GOVERNMENT (2)
Units                                   494,321            187,357              96,810              7,046                  -
Unit value                        $10.79-$10.85    $10.50 - $10.84     $10.25 - $10.28    $10.11 - $10.11                $ -
Net assets                           $5,366,378         $2,032,386            $994,986            $71,229                $ -
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                 9.48%              3.89%               0.87%                - %                - %
Total return***                 (0.09)% - 0.09%      5.29% - 5.51%       1.46% - 1.67%      1.10% - 1.07%                - %

VAN KAMPEN UIF
EQUITY AND INCOME (2)
Units                                   103,451            144,564             107,933              1,122                  -
Unit value                                $8.72    $11.38 - $11.43     $11.22 - $11.22    $10.10 - $10.11                $ -
Net assets                             $901,632         $1,652,461          $1,210,716            $11,336                $ -
Ratio of expenses to net
assets*                           1.40% - 1.60%      1.40% - 1.60%       1.40% - 1.60%      1.40% - 1.60%                - %
Investment income ratio**                 1.99%              1.77%               0.38%                - %                - %
Total return***                        (23.76)%      1.70% - 1.91%     10.78% - 11.00%      1.07% - 1.04%                - %

* These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(1) For the period from February 11, 2004 (inception date) to December 31, 2004.

(2) For the period from November 15, 2005 (inception date) to December 31, 2005.

(3) For the period from April 27, 2006 (inception date) to December 31, 2006.

                CONSOLIDATED FINANCIAL STATEMENTS

                Security Benefit Life Insurance Company and Subsidiaries (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company)
                Years Ended December 31, 2008, 2007, and 2006
                With Report of Independent Registered Public
                Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2008, 2007, and 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................   1

Audited Consolidated Financial Statements

Consolidated Balance Sheets ................................................   2
Consolidated Statements of Operations ......................................   4
Consolidated Statements of Changes in Stockholder's Equity .................   5
Consolidated Statements of Cash Flows ......................................   6
Notes to Consolidated Financial Statements .................................   8

[LOGO] ERNST & YOUNG                                ERNST & YOUNG LLP
                                                    One Kansas City Place
                                                    1200 Main Street, Suite 2500
                                                    Kansas City, Missouri 64105

                                                    Tel: 816 474 5200
                                                    www.ey.com

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                               Ernst & Young LLP

April 20, 2009

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidated Balance Sheets

                                                            DECEMBER 31
                                                        2008           2007
                                                    ----------------------------
                                                          (In Thousands)
ASSETS
Investments:
   Securities available-for-sale:
      Bonds                                         $  2,901,807   $  3,902,876
      Equity securities                                   82,252         98,379
   Notes receivable from affiliate                       740,239         40,000
   Bonds held-to-maturity                                 26,108         30,461
   Mutual funds                                                -         12,912
   Officer mortgage loans                                 12,642              -
   Policy loans                                          121,838        124,794
   Cash and cash equivalents                             211,333         99,915
   Short-term investments                                      -        536,296
   Other invested assets                                  42,690         66,875
                                                    ----------------------------
Total investments                                      4,138,909      4,912,508

Accrued investment income                                 32,696         39,105
Collateral held for securities lending                    50,586        105,270
Accounts receivable                                       28,549         61,159
Income taxes receivable                                      773              -
Deferred income taxes                                     16,079              -
Reinsurance recoverable                                  519,746        494,414
Property and equipment, net                               53,594         59,448
Deferred policy acquisition costs                        377,361        354,692
Deferred sales inducement costs                           97,778        118,887
Goodwill and other intangible assets                           -          3,156
Other assets                                              49,915        107,380
Separate account assets                                4,507,767      6,939,072
                                                    ----------------------------
Total assets                                        $  9,873,753   $ 13,195,091
                                                    ============================

                                                            DECEMBER 31
                                                         2008          2007
                                                    ----------------------------
                                                           (In Thousands,
                                                        Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Bonds                                            $  4,921,541   $  5,308,171
   Policy and contract claims                              4,058          4,165
   Other policyholder funds                               17,781         18,093
   Accounts payable and accrued expenses                  63,926         27,756
   Income taxes payable                                        -          4,060
   Deferred income tax liability                               -         50,933
   Long-term debt                                        150,000        150,000
   Mortgage debt                                          40,549         42,334
   Securities lending obligation                          50,586        105,270
   Other liabilities                                      19,524         30,036
   Separate account liabilities                        4,507,767      6,939,072
                                                    ----------------------------
Total liabilities                                      9,775,732     12,679,890

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
      authorized, 700,000 issued and outstanding           7,000          7,000
   Additional paid-in capital                             87,627         66,936
   Accumulated other comprehensive loss                 (189,591)      (198,321)
   Retained earnings                                     192,985        639,586
                                                    ----------------------------
Total stockholder's equity                                98,021        515,201

                                                    ----------------------------
Total liabilities and stockholder's equity          $  9,873,753   $ 13,195,091
                                                    ============================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Operations

                                                           YEAR ENDED DECEMBER 31
                                                     2008           2007           2006
                                                 -------------------------------------------
                                                               (In Thousands)
Revenues:
   Insurance premiums and other considerations   $      3,887   $      8,047   $      7,689
   Asset-based fees                                   211,546        168,107        156,151
   Bonds                                               54,278         42,997         41,023
   Net investment income                              259,436        282,335        268,961
   Net realized/unrealized gains (losses)            (411,469)       (14,350)         2,542
   Transfer fee income                                 24,551          4,040          4,014
   Third-party administrative income                   13,593         11,217              -
   Other revenues                                      52,243         37,459         21,840
                                                 -------------------------------------------
Total revenues                                        208,065        539,852        502,220

Benefits and expenses:
   Annuity benefits:
      Interest credited to account balances           168,408        204,983        199,383
      Benefits in excess of account balances            9,207         31,607         34,130
   Traditional life insurance benefits                 (1,088)           313           (704)
   Other benefits                                      86,724          2,694         (4,077)
                                                 -------------------------------------------
   Total benefits                                     263,251        239,597        228,732

   Commissions and other operating expenses           261,826        164,904        131,624
   Amortization of deferred policy acquisition
      costs                                            99,805         76,313         59,136
   Interest expense                                    16,818         15,670         14,862
   Other expenses                                       3,792          9,809          9,887
                                                 -------------------------------------------
Total benefits and expenses                           645,492        506,293        444,241
                                                 -------------------------------------------

Income before income tax expense (benefit)           (437,427)        33,559         57,979
Income tax expense (benefit)                          (14,040)        (5,736)        10,674
                                                 -------------------------------------------
Net income (loss)                                $   (423,387)  $     39,295   $     47,305
                                                 ===========================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                                                          ACCUMULATED
                                                           ADDITIONAL        OTHER
                                              COMMON        PAID-IN      COMPREHENSIVE     RETAINED
                                               STOCK        CAPITAL      INCOME (LOSS)     EARNINGS         TOTAL
                                           --------------------------------------------------------------------------
                                                                           (In Thousands)
Bonds                                      $      7,000   $     43,631   $      (2,963)  $    645,519   $    693,187
   Change in reporting entity (Note 1)                -         19,305               -         (4,506)        14,799
   Capital contribution from parent                   -          3,000               -              -          3,000
   Comprehensive income:
      Net income                                      -              -               -         47,305         47,305
      Other comprehensive loss, net                   -              -         (18,968)             -        (18,968)
                                                                                                        ------------
   Comprehensive income                                                                                       28,337
   Dividends paid                                     -              -               -        (40,000)       (40,000)
                                           --------------------------------------------------------------------------
Balance at December 31, 2006                      7,000         65,936         (21,931)       648,318        699,323
   Capital contribution from parent                   -          1,000               -              -          1,000
   Change in accounting for income taxes              -              -               -         (1,327)        (1,327)
   Comprehensive loss:
      Net income                                      -              -               -         39,295         39,295
      Other comprehensive loss, net                   -              -        (176,390)             -       (176,390)
                                                                                                        ------------
   Comprehensive loss                                                                                       (137,095)
   Dividends paid                                     -              -               -        (46,700)       (46,700)
                                           --------------------------------------------------------------------------
Balance at December 31, 2007                      7,000         66,936        (198,321)       639,586        515,201
   Capital contribution from parent                   -         22,691               -              -         22,691
   Return of capital to SBC                           -         (2,000)              -              -         (2,000)
   Comprehensive loss:
      Net loss                                        -              -               -       (423,387)      (423,387)
      Other comprehensive income, net                 -              -           8,730           (414)         8,316
                                                                                                        ------------
   Comprehensive loss                                                                                       (415,071)
   Dividends paid                                     -              -               -        (22,800)       (22,800)
                                           --------------------------------------------------------------------------
Balance at December 31, 2008               $      7,000   $     87,627   $    (189,591)  $    192,985   $     98,021
                                           ==========================================================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows

                                                                           YEAR ENDED DECEMBER 31
                                                                    2008            2007            2006
                                                                ---------------------------------------------
                                                                               (In Thousands)
OPERATING ACTIVITIES
Net income (loss)                                               $   (423,387)   $     39,295    $     47,305
   Adjustments to reconcile net income (loss) to net cash and
      Bonds
      Net realized/unrealized capital (gains) losses                 411,469          14,350          (2,542)
      Depreciation and amortization                                   13,717           4,762           4,681
      Amortization of investment premiums and discounts                1,879          (1,997)         10,137
      Annuity and interest-sensitive life products -
         interest credited to account balances                       168,408         204,983         199,383
      Policy acquisition costs deferred                              (45,710)        (82,216)        (87,796)
      Amortization of deferred policy acquisition costs               99,805          76,313          59,136
      Sales inducement costs deferred                                 (5,070)        (32,978)        (36,838)
      Amortization of sales inducement costs                          26,179          17,185          13,234
      Net sales of mutual funds, trading                              16,230               -           9,018
      Other changes in operating assets and liabilities               80,734         (64,505)          4,634
                                                                ---------------------------------------------
Net cash and cash equivalents provided by operating
   activities                                                        344,254         175,192         220,352

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
   Bonds available-for-sale                                          572,416         958,728         524,353
   Equity securities available-for-sale                               16,236          82,054           2,815
   Bonds held-to-maturity                                              4,331           3,585           3,332
   Mutual funds, other than trading                                        -               -          35,270
   Other invested assets                                              65,669          45,138           2,890
                                                                ---------------------------------------------
                                                                     658,652       1,089,505         568,660
Acquisitions of investments:
   Bonds available-for-sale                                          (80,945)       (330,821)       (515,608)
   Equity securities available-for-sale                              (14,841)        (17,612)        (14,654)
   Mutual funds, other than trading                                        -               -            (793)
   Note receivable                                                  (250,000)              -               -
   Other invested assets                                             (56,674)        (11,907)        (24,537)
                                                                ---------------------------------------------
                                                                    (402,460)       (360,340)       (555,592)

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                Consolidated Statements of Cash Flows (continued)

                                                                           YEAR ENDED DECEMBER 31
                                                                     2008           2007            2006
                                                                ---------------------------------------------
                                                                               (In Thousands)
Net sales (purchases) of property and equipment                 $        288    $     (3,748)   $     (1,636)
Net purchases of goodwill and intangible assets                            -          (3,176)              -
Net sales (purchases) of short-term investments                      537,803        (520,480)        (33,582)
Net (increase) decrease in policy loans                                2,956           1,200          (5,532)
Purchase of subsidiary, net of cash acquired                        (428,640)              -               -
Sale of subsidiaries, net of cash transferred                        (44,125)              -               -
                                                                ---------------------------------------------
Net cash and cash equivalents provided by (used in)
   investing activites                                               324,474         202,961         (27,682)

FINANCING ACTIVITIES
Payments on mortgage debt                                             (1,785)         (1,670)         (1,562)
Capital contribution from parent                                      10,000           1,000           3,000
Dividends paid                                                       (22,800)        (46,700)        (40,000)
Distribution to minority interest owner in excess of earnings        (12,751)              -               -
Distribution to parent                                                (2,000)              -               -
Proceeds from business owned life insurance loan                      56,000               -               -
Cash received on reinsurance of block of business                          -         105,083               -
Deposits to annuity account balances                                 183,122         607,083         554,400
Withdrawals from annuity account balances                           (767,096)     (1,021,142)       (727,941)
                                                                ---------------------------------------------
Net cash and cash equivalents used in financing activities          (557,310)       (356,346)       (212,103)
                                                                ---------------------------------------------

Increase (decrease) in cash and cash equivalents                     111,418          21,807         (19,433)
Cash and cash equivalents at beginning of year                        99,915          78,108          97,541
                                                                ---------------------------------------------
Cash and cash equivalents at end of year                        $    211,333    $     99,915    $     78,108
                                                                =============================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (recovered) during the year for:
   Interest                                                     $     16,636    $     15,584    $     14,846
                                                                =============================================

   Income taxes                                                 $      4,243    $     (1,918)   $     (3,698)
                                                                =============================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2008

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, mutual funds, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels and act as a third-party administrator in the servicing of financial services products. The Company's subsidiary, Security Distributors, Inc. (SDI) is registered as a broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA).

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

BASIS OF PRESENTATION

On January 17, 2008, the Company acquired a 60.5% ownership interest in Rydex Holdings, LLC (RHLLC) and its subsidiaries, PADCO Advisors, Inc., PADCO Advisors II, Inc. and subsidiaries, Rydex Fund Services, Inc., and Rydex Distributors, Inc. (see Note 10). RHLLC, Security Global Investors (SGI), and the Company's 90% interest in Security Investors (SI) were sold to SBC on December 30, 2008 (see Note 16). The consolidated financial statements for the period ended December 31, 2008, include the operations of the Company and its divested subsidiaries SI, SGI, and RHLLC, as well as the operations of SDI, which was contributed to the Company on December 31, 2008, by SBC. The balance sheet as of December 31, 2008, does not include balances associated with the divested subsidiaries. Minority interest amounts held by SBC of $760,000 in the net income of SI and $2,428,000 in the net loss of RHLLC are included in consolidated other expenses for the year ended December 31, 2008. Significant intercompany accounts and transactions have been eliminated in consolidation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The consolidated financial statements for the periods ended December 31, 2007 and December 31, 2006, include the operations and accounts of the Company and its subsidiaries, SI, SGI (see Note 10), and SDI. The Company's ownership of SI was 90% at December 31, 2007 and 2006. Minority interest amounts held by SBC of $1,582,000 and $1,593,000 and $362,000 and $241,000 in the net income and members' equity of SI are included in consolidated other expenses and other liabilities for the years ended December 31, 2007 and 2006, respectively.

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducement costs, calculation of liabilities for future policy benefits, and the calculation of income taxes and the recognition of deferred tax assets and liabilities. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 and these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. The Company adopted SFAS No. 155 as of January 1, 2007. The effect of adopting SFAS No. 155 was not material.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. SFAS No. 157 also establishes a fair value hierarchy that gives highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs and requires fair value measurements to be separately disclosed by level within the hierarchy. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company adopted SFAS No. 157 as of January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the financial statements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No. 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS No. 159 also establishes presentation and disclosure requirements. SFAS No. 159 was effective January 1, 2008, for the Company. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

In May 2008, the FASB issued SFAS No. 162, The Heirarchy of Generally Accepted Acccounting Principles. SFAS No. 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements. This statement was effective 60 days following September 16, 2008, the date of the SEC's approval of the Public Company Accounting Oversight Board (PCAOB) amendments to AU Section 411, The Meaning of Present Fairly in Conformity of Generally Accepted Accounting Principles. The Company adopted SFAS No. 162 in 2008, and it did not have a material impact on the financial statements.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 and emphasizes that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management is still evaluating the impact that this guidance will have on the consolidated financial statements.

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments. FSP FAS 115-2 and FAS 124-2 amends the other-than-temporary guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure requirements of other-than-temporary impairments on

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

debt and equity securities. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. FSP FAS 115-2 and FAS 124-2 is effective for interim and annual periods ending after June 15, 2009. Management is still evaluating the impact that this guidance will have on the consolidated financial statements.

INVESTMENTS

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Mutual funds include affiliated mutual funds and seed money investments. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/ unrealized capital gains (losses) in the consolidated statements of operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy loans are reported at unpaid principal.

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $42.4 million and $35.2 million at December 31, 2008 and 2007, respectively. During 2008, 2007, and 2006, the Company included $4.3 million, $2.0 million, and $4.8 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs in the consolidated balance sheet. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for 2009, 11.5% for the years 2010 through 2012, and 8.5% thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED SELLING COMMISSIONS

The Company defers certain costs, principally sales commissions, paid to broker/dealers in connection with the sale of certain shares of affiliated mutual funds and variable annuity products with distribution fees and contingent deferred sales charges or redemptions fees. These deferred costs are amortized based on the revenue stream of contingent deferred sales charges or redemption fees and distribution fees and are included in deferred policy acquisition costs in the consolidated balance sheets.

GOODWILL AND OTHER INTANGIBLE ASSETS

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, intangible assets meeting certain criteria are recognized apart from goodwill. SFAS No. 142 prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                                      2008              2007
                                                  ------------------------------
                                                          (In Thousands)

Land                                              $        450      $        450
Land improvements                                          539               539
Data processing equipment                                  417               515
Computer software                                       18,912            19,607
Other                                                      617               540
Building                                                53,455            54,978
Furniture                                                7,450             7,394
                                                  ------------------------------
                                                        81,840            84,023
Less accumulated depreciation                           28,246            24,575
                                                  ------------------------------
                                                  $     53,594      $     59,448
                                                  ==============================

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from the FHLB at December 31, 2008, related to the noncancelable portion of the lease are $955,000 annually for years 2009 through 2013 and $3,264,000 thereafter.

BUSINESS OWNED LIFE INSURANCE

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $26,500,000 and $78,350,000 at December 31, 2008 and 2007, respectively, with the change in value of $4,083,000, $4,261,000, and $3,390,000 for 2008, 2007, and 2006, respectively, recorded in other revenues. In June 2008, a $56,000,000 loan was taken out against the policy with an outstanding principal loan amount as of December 31, 2008 of $55,819,000. Interest expense of $1,947,000 related to the policy loan was paid in 2008. The

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

loan has a variable interest rate that is reset annually at the policy anniversary date of November 21, which was 6.42% as of November 21, 2008. The Company has discretion as to whether or not to make interest and principal payments as long as earnings from the net policy value are sufficient to pay policy loan interest and cost of insurance charges under the policy.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2% to 10% during 2008, from 2.8% to 10% during 2007, and from 2.75% to 15% during 2006.

Policy reserves and annuity account values also include funding agreements of $1,345,486,466 and $1,523,333,096 at December 31, 2008 and 2007, respectively, classified as life-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions exist.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of operations as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Commissions, support, and distribution fees include point-of-sale fees (e.g., front-load mutual fund or variable annuity fees) and asset-based fees (e.g., 12b-1 fees) that are generally based on a contractual fee as a percentage of assets and recognized when earned, which is generally upon receipt. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue sharing fees represent amounts accrued under agreements with both affiliated and unaffiliated mutual funds.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company provides transfer agency, portfolio accounting, and other services to affiliated mutual funds. The Company receives fees for these services based on an annual percentage of average daily net assets of these funds. These revenues are recognized as services are provided.

Revenue from third-party administration of financial services products is recorded as services are performed. Revenue on conversion contracts, which are short term in nature, is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2008 or 2007.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

CORPORATE REORGANIZATION

The financial statements for the years ended December 31, 2007 and 2006, include the accounts and operations of SDI in accordance with SFAS No. 141, Business Combinations. SDI was contributed to SBL from SBC on December 31, 2008 (see Note
16). Under SFAS No. 141, the receiving entity of the transferred equity interest, in an exchange between entities under common control, should report results of operations as if the transfer occurred at the beginning of the period presented and prior years should be restated to furnish comparative information. In accordance with this guidance, SDI has been included in the consolidated financial statements of the Company for all periods presented. The effect of this change on 2006 net income and stockholder's equity was a decrease of $17,000 and an increase of $17,782,000, respectively. The effect of this change on 2007 net income and stockholder's equity was an increase of $83,000 and $18,865,000, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2008 and 2007, is as follows:

                                                         DECEMBER 31, 2008
                                   ---------------------------------------------------------------
                                                         GROSS           GROSS
                                      AMORTIZED        UNREALIZED      UNREALIZED       FAIR
                                        COST             GAINS           LOSSES         VALUE
                                   ---------------------------------------------------------------
                                                           (In Thousands)
AVAILABLE-FOR-SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                  $       24,097    $       1,692    $        32  $       25,757
   Corporate securities                 1,264,682            7,525        161,551       1,110,656
   Mortgage-backed securities           1,537,097           28,606         43,877       1,521,826
   Asset-backed securities                429,623               75        186,130         243,568
                                   ---------------------------------------------------------------
Total bonds                        $    3,255,499    $      37,898    $   391,590  $    2,901,807
                                   ===============================================================

Equity securities                  $       92,028    $           5    $     9,781  $       82,252
                                   ===============================================================

HELD-TO-MATURITY
Bonds:
   Corporate securities            $       26,108    $       1,772    $     2,561  $       25,319
                                   ===============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                         DECEMBER 31, 2007
                                   ---------------------------------------------------------------
                                                         GROSS           GROSS
                                      AMORTIZED        UNREALIZED      UNREALIZED       FAIR
                                        COST             GAINS           LOSSES         VALUE
                                   ---------------------------------------------------------------
                                                           (In Thousands)
AVAILABLE-FOR-SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                  $      138,702    $         714    $       404  $      139,012
   Corporate securities                 2,191,264           19,017        225,425       1,984,856
   Mortgage-backed securities           1,665,952            7,190         15,984       1,657,158
   Asset-backed securities                147,767              640         26,557         121,850
                                   ---------------------------------------------------------------
Total bonds                        $    4,143,685    $      27,561    $   268,370  $    3,902,876
                                   ===============================================================

Equity securities                  $      100,840    $         591    $     3,052  $       98,379
                                   ===============================================================

HELD-TO-MATURITY
Bonds:
   Obligations of states and
     political subdivisions        $        1,273    $           -    $        22  $        1,251
   Corporate securities                    29,188            1,942            139          30,991
                                   ---------------------------------------------------------------
Total bonds                        $       30,461    $       1,942    $       161  $       32,242
                                   ===============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                          ----------------------------------------------------------
                                            AMORTIZED          FAIR        AMORTIZED        FAIR
                                              COST            VALUE          COST          VALUE
                                          ----------------------------------------------------------
                                                               (In Thousands)
Due in one year or less                   $      43,284   $      39,463   $     2,393   $     2,394
Due after one year through five years           613,079         572,792         9,000         6,746
Due after 5 years through 10 years              259,261         231,104        14,715        16,179
Due after 10 years                              373,155         293,054             -             -
Mortgage-backed securities                    1,537,097       1,521,826             -             -
Asset-backed securities                         429,623         243,568             -             -
                                          ----------------------------------------------------------
                                          $   3,255,499   $   2,901,807   $    26,108   $    25,319
                                          ==========================================================

For fixed maturities and equity securities with unrealized losses as of December 31, 2008 and 2007, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                 DECEMBER 31, 2008
                                   ------------------------------------------------------------------------------
                                                              GREATER THAN OR EQUAL
                                     LESS THAN 12 MONTHS           TO 12 MONTHS
                                   -------------------------------------------------
                                                   GROSS                     GROSS        TOTAL      TOTAL GROSS
                                    CARRYING    UNREALIZED    CARRYING    UNREALIZED     CARRYING     UNREALIZED
                                     AMOUNT       LOSSES       AMOUNT       LOSSES        AMOUNT        LOSSES
                                   ------------------------------------------------------------------------------
                                                                   (In Thousands)
Fixed maturities,
   available-for-sale:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                      $    4,759   $       32   $        -   $        -   $     4,759   $       32
   Corporate securities               421,630       43,736      460,265      117,815       881,895      161,551
   Mortgage-backed securities         191,301       23,987       82,367       19,890       273,668       43,877
   Asset-backed securities             22,662        2,663      377,054      183,467       399,716      186,130
                                   ------------------------------------------------------------------------------
Total fixed maturities,
   available-for-sale              $  640,352   $   70,418   $  919,686   $  321,172   $ 1,560,038   $  391,590
                                   ==============================================================================

Total equity securities,
   available-for-sale              $        -   $        -   $   23,123   $    9,781   $    23,123   $    9,781
                                   ==============================================================================

Fixed maturities,
   held-to-maturity                $   10,181   $    2,267   $    2,645   $      294   $    12,826   $    2,561
                                   ==============================================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                                 DECEMBER 31, 2007
                                   ------------------------------------------------------------------------------
                                                              GREATER THAN OR EQUAL
                                     LESS THAN 12 MONTHS           TO 12 MONTHS
                                   -------------------------------------------------
                                                   GROSS                     GROSS         TOTAL     TOTAL GROSS
                                    CARRYING    UNREALIZED    CARRYING    UNREALIZED     CARRYING     UNREALIZED
                                     AMOUNT       LOSSES       AMOUNT       LOSSES        AMOUNT        LOSSES
                                   ------------------------------------------------------------------------------
                                                                   (In Thousands)
Fixed maturities,
  available-for-sale:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                      $        -   $        -   $   74,995   $      404   $    74,995   $       404
   Corporate securities               843,820      172,620      613,805       52,805     1,457,625       225,425
   Mortgage-backed securities         295,137        4,692      778,624       11,292     1,073,761        15,984
   Asset-backed securities             64,159       16,763       56,038        9,795       120,197        26,558
                                   ------------------------------------------------------------------------------
Total fixed maturities,
   available-for-sale              $1,203,116   $  194,075   $1,523,462   $   74,296   $ 2,726,578   $   268,371
                                   ==============================================================================

Total equity securities,
   available-for-sale              $        -   $        -   $   22,302   $    3,052   $    22,302   $     3,052
                                   ==============================================================================

Fixed maturities,
   held-to-maturity                $   11,105   $      139   $    1,260   $       22   $    12,365   $       161
                                   ==============================================================================

As of December 31, 2008, the Company held $1,560.0 million in available-for-sale fixed maturity securities with unrealized losses of $391.6 million. The Company's portfolio consists of fixed maturity securities where 82% are investment grade (rated AAA through BBB-) with an average price of $81 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 135 securities with a carrying value of $640.4 million and unrealized losses of $70.4 million reflecting an average price of $90. Of this portfolio, 80% were investment grade (rated AAA through BBB-) at December 31, 2008. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believes these losses to be temporary.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 225 securities with a carrying value of $919.7 million and unrealized losses of $321.2 million. Of this portfolio, 83% were investment grade (rated AAA through BBB-) at December 31, 2008.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

At December 31, 2008, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                                DECEMBER 31, 2008
                                     ----------------------------------------
                                      AMORTIZED     UNREALIZED    ESTIMATED
                                         COST          LOSS       FAIR VALUE
                                     ----------------------------------------
                                                 (In Thousands)
Less than 12 months:
   Corporate securities              $    13,512   $     4,585   $     8,927
   Asset-backed securities                67,844        12,472        55,372
   Equities                                  300             -           300
                                     ----------------------------------------
                                          81,656        17,057        64,599

Greater than 12 months:
   Corporate securities                    2,499         1,587           912
   Asset-backed securities                 1,630           528         1,102
                                     ----------------------------------------
                                           4,129         2,115         2,014
                                     ----------------------------------------
Total                                $    85,785   $    19,172   $    66,613
                                     ========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The watch list includes 62 securities, of which 3 have been on the list for over 12 months. The combined fair value of the watch list securities was 78% of book value. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if other-then-temporary impairment charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

Major categories of net investment income for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                         2008            2007          2006
                                     -------------------------------------------
                                                     (In Thousands)
Interest on bonds                    $    196,538   $    254,298   $    259,507
Dividends on equity securities              3,875          5,550          4,648
Dividends on mutual funds                     161          2,038          3,387
Interest on policy loans                    6,104          6,215          6,053
Interest on short-term investments          6,263         10,607          4,133
Other                                      54,896         12,014         (1,006)
                                     -------------------------------------------
Total investment income                   267,837        290,722        276,722

Less investment expenses                    8,401          8,387          7,761
                                     -------------------------------------------
Net investment income                $    259,436   $    282,335   $    268,961
                                     ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Proceeds from sales of bonds and equity securities available-for-sale and realized gains and losses on bonds for the years ended December 31, 2008, 2007, 2006, are as follows:

                                                           2008           2007           2006
                                                       -------------------------------------------
                                                                     (In Thousands)
Proceeds from sales                                    $    256,385   $    726,782   $    285,955
Gross realized gains                                          2,524          7,536          3,604
Gross realized losses                                         7,917          3,996          2,030

Net realized/unrealized gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2008, 2007, and 2006, consist of the following:

                                                           2008           2007           2006
                                                       -------------------------------------------
                                                                      (In Thousands)
Realized gains (losses):
   Bonds                                               $     (5,393)  $      3,540   $      1,574
   Mutual funds - trading                                       552              -              -
   Other invested assets                                       (473)             -              -
   Other                                                        (19)             -              3
                                                       -------------------------------------------
Total realized gains (losses)                                (5,333)         3,540          1,577

Impairments:
   Other-than-temporary impairment of
     available-for-sale bonds                              (387,958)       (20,345)             -
   Other-than-temporary impairment of
     available-for-sale equities                             (7,893)             -              -
   Rydex trade name impairment                               (7,300)             -              -
                                                       -------------------------------------------
Total impairments                                          (403,151)       (20,345)             -

Holding gains (losses):
   Mutual funds - other than trading                        (11,198)         2,240          1,883
                                                       -------------------------------------------
Total holding gains (losses)                                (11,198)         2,240          1,883
                                                       -------------------------------------------
                                                           (419,682)       (14,565)         3,460
Related impact on deferred policy acquisition costs           8,213            215           (918)
                                                       -------------------------------------------
Net realized/unrealized capital gains (losses)         $   (411,469)  $    (14,350)  $      2,542
                                                       ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

There were no outstanding agreements to sell securities at December 31, 2008 or 2007.

At December 31, 2008, the Company had securities pledged with market value of approximately $1.4 billion (unrealized losses of approximately $8.6 million) as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 14), and the home office building (see Note 15).

At December 31, 2008, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has interest rate swap agreements, which effectively modify fixed rate bonds into floating rate investments based on LIBOR. The notional amounts of these swaps are $75 million and $112 million at December 31, 2008 and 2007, respectively.

During the years ended December 31, 2008, 2007, and 2006, the Company recognized a net loss of $1,202,000, net loss of $1,104,000, and net gain of $296,000, respectively, related to the ineffective portion of its fair value hedges that have been included in net investment income in the consolidated statements of operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2008, 2007, and 2006, the Company realized a gain of $38.5 million, a loss of $1.6 million, and a loss of $14.6 million, respectively, on these futures contracts that have been included in net investment income in the consolidated statements of operations. The Company held -0- and 817 futures contracts at December 31, 2008 and 2007, respectively. Effective October 2, 2008, the Company suspended the hedging program.

3. DEFERRED POLICY ACQUISITION COSTS

The following table summarizes the components of DAC for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Deferred policy acquisition costs                 $     405,203   $     380,236
Present value of future profits                          48,173          69,941
Unearned premium liability                              (82,230)       (103,335)
Selling commissions                                       6,215           7,850
                                                  ------------------------------
Balance at end of year                            $     377,361   $     354,692
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

An analysis of the DAC asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $     380,236   $     380,863
   Cost deferred during the year                         44,504          80,528
   Amortized to expense during the year                 (96,300)        (65,148)
   Effect of realized losses on amortization of
     deferred policy acquisition costs                    8,213             215
   Effect of unrealized (gains) losses                   70,193         (15,679)
   Other                                                 (1,643)           (543)
                                                  ------------------------------
Balance at end of year                            $     405,203   $     380,236
                                                  ==============================

Included in deferred policy acquisition costs in the consolidated balance sheets, the Present Value of Future Profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                      2008             2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $      69,941   $      82,744
   Imputed interest                                       4,569           5,378
   Amortization                                         (26,337)        (18,181)
                                                  ------------------------------
Balance at end of year                            $      48,173   $      69,941
                                                  ==============================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 13.5% and 16.2% of the December 31, 2008, deferred policy acquisition cost balance in each of the years 2009 through 2013. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of the reinsurance transaction entered into in 2007 (see Note 7), the Company recorded an unearned premium liability that is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned premium liability and associated amortization as of December 31, 2008, is presented as follows:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $    (103,335)  $           -
   Unearned premium liability                                 -        (108,113)
   Amortization                                          21,105           4,778
                                                  ------------------------------
Balance at end of year                            $     (82,230)  $    (103,335)
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker/dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $       7,850   $       9,302
   Costs deferred during the year                         1,206           1,687
   Amortization                                          (2,841)         (3,139)
                                                  ------------------------------
Balance at end of year                            $       6,215   $       7,850
                                                  ==============================

4. DEFERRED SALES INDUCEMENTS

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $     118,887   $     103,094
   Acquisition                                            5,070          32,978
   Amortization                                         (26,179)        (17,185)
                                                  ------------------------------
Balance at end of year                            $      97,778   $     118,887
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:

                                                              UNREALIZED
                                                            GAINS (LOSSES)    DERIVATIVE
                                                            ON AVAILABLE-    INSTRUMENTS
                                                               FOR-SALE         GAINS
                                                              SECURITIES       (LOSSES)        TOTAL
                                                            --------------------------------------------
                                                                           (In Thousands)
Accumulated other comprehensive loss at
   January 1, 2006                                          $      (2,549)   $      (414)  $     (2,963)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities         (27,851)             -        (27,851)
       Gains reclassified into earnings from other
         comprehensive loss                                        (3,460)             -         (3,460)
       Effect on deferred policy acquisition costs                 10,836              -         10,836
       Change in deferred income taxes                              1,507              -          1,507
                                                            --------------------------------------------
     Total other comprehensive loss                               (18,968)             -        (18,968)
                                                            --------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2006                                              (21,517)          (414)       (21,931)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities        (216,163)             -       (216,163)
       Losses reclassified into earnings from other
         comprehensive loss                                        14,565              -         14,565
       Effect on deferred policy acquisition costs                (15,679)             -        (15,679)
       Change in deferred income taxes                             40,887              -         40,887
                                                            --------------------------------------------
     Total other comprehensive loss                              (176,390)             -       (176,390)
                                                            --------------------------------------------
Accumulated other comprehensive loss at
   December  31, 2007                                            (197,907)          (414)      (198,321)
     Other comprehensive income:
       Unrealized losses on available-for-sale securities        (532,561)             -       (532,561)
       Losses reclassified into earnings from other
         comprehensive loss                                       412,363            414        412,777
       Effect on deferred policy acquisition costs                 70,193              -         70,193
       Change in deferred income taxes                             58,321              -         58,321
                                                            --------------------------------------------
     Total other comprehensive income                               8,316            414          8,730
                                                            --------------------------------------------
Accumulated other comprehensive loss at
  December 31, 2008                                         $    (189,591)   $         -   $   (189,591)
                                                            ============================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of 5 consecutive years during the last 10 years of service.

Effective July 31, 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event has been accounted for as a plan curtailment by SBC. In addition, the Company provides a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Concurrent with the freezing of the defined-benefit pension plan, the definition of pay under the profit-sharing and savings plan was expanded to include bonuses (except for purposes of the profit-sharing contribution), and the Company match was increased to 100% of the first 5% of pay contributed by an employee. The RHLLC company match is 100% of the first 3% of pay. Company contributions to the profit-sharing and savings plan charged to operations were $7,046,000, $1,488,000, and $621,000 for 2008,
2007, and 2006, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

The Company participates in a number of annual discretionary incentive compensation plans and sales commissions for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS (CONTINUED)

Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. The Company also has a long-term incentive plan for certain employees, which provides for vesting over a three-year period. Incentive compensation expense amounted to $29,351,000, $8,246,000, and $8,104,000 for 2008, 2007, and 2006, respectively, and is included in the consolidated statements of operations in commissions and other operating expenses.

7. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                         2008          2007           2006
                                    -------------------------------------------
                                                  (In Thousands)
Reinsurance assumed:
   Premiums received                $     35,612   $     41,164   $     48,068
                                    ===========================================
   Commissions paid                 $      3,335   $      3,412   $      3,769
                                    ===========================================
   Claims paid                      $      8,430   $      8,486   $      7,077
                                    ===========================================
   Surrenders paid                  $    141,146   $    210,590   $    232,485
                                    ===========================================

Principal reinsurance ceded transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows, impacted by the 2007 transfer of a block of deferred variable annuities business to another insurer:

                                        2008            2007          2006
                                    -------------------------------------------
                                                  (In Thousands)
Reinsurance ceded:
   Premiums paid                    $     50,444   $     75,378   $     35,317
                                    ===========================================
   Commissions received             $      5,449   $      3,272   $      3,028
                                    ===========================================
   Claim recoveries                 $     38,139   $     20,629   $     21,725
                                    ===========================================
   Surrenders recovered             $    181,701   $     58,888   $     13,283
                                    ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. REINSURANCE (CONTINUED)

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

At December 31, 2008 and 2007, the Company has receivables totaling $519,746,000 and $494,414,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2008 and 2007, was $3.6 billion and $3.9 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million and a separate account accrued expense allowance of $78.9 million, reduced by other related items of $6.1 million, for a total unearned premium liability of $108.1 million. This liability has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $20.7 million and $3.5 million for general account liabilities reinsured at December 31, 2008 and 2007, respectively, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $47.6 million and $10.3 million at December 31, 2008 and 2007, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

      o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

      o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

      o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

      o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

      o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                      2008                                      2007
                    ----------------------------------------------------------------------------------
                                                  WEIGHTED                                 WEIGHTED
                      ACCOUNT      NET AMOUNT     AVERAGE        ACCOUNT    NET AMOUNT     AVERAGE
                       VALUE        AT RISK     ATTAINED AGE      VALUE       AT RISK    ATTAINED AGE
                    ----------------------------------------------------------------------------------
                                                  (Dollars in Millions)
Return of premium   $     1,824   $       355        62        $    2,490   $        6        61
Reset                       111            31        54               176            1        53
Roll-up                     458           203        60               667           13        59
Step-up                   3,023           656        63             4,400           64        62
Combo                       164            85        66               249           14        66
                    -------------------------                  -----------------------
Subtotal                  5,580         1,330        62             7,982           98        61

Enhanced                      -            28        66                 -            7        66
                    -------------------------                  -----------------------
Total GMDB          $     5,580   $     1,358        61        $    7,982   $      105        61
                    =========================                  =======================

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $20,802,000 and $5,019,000,
respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $2,802,000 and $370,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2008:

      o Data used was based on a combination of historical numbers and future projections involving five hundred stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 8.5%.

      o     Long-term equity volatility of 18%.

      o     Long-term bond volatility of 5%.

      o     Mortality is 100% of Annuity 200 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less asset fees (varies by product).

      o     Lapse rates vary by product and duration.

      o     FAS 157 adjustments to above:

            - Current level volatility surface (3 months - 5 years) of 38% in year 1 graded to 22% at year 30 and graded to long-term average of 18% at end of projection (year 60).

            - Discount rate used is option adjusted swap spread of a risk adjusted Merrill Lynch Insurance Index added to current swap curve.

            -     Policyholder lapse rates set to 90% of the above rates.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

The Company adopted the provisions of FIN 48 on January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance at January 1, 2008                                    $        5,477
   Additions based on tax positions related to current year          264,458
   Additions based upon prior year changes                             2,431
   Reductions as a result of a lapse of the applicable
     statute of limitations                                                -
                                                              --------------
Balance at December 31, 2008                                  $      272,366
                                                              ==============

As of December 31, 2008, the Company has $272.4 million of gross unrecognized tax benefits. If recognized, approximately $1.6 million would increase the Company's effective income tax rate. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest of $165,000 for the year ended December 31, 2008, and recorded a liability at December 31, 2008, of $327,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Income tax expense (benefit) consists of the following for the years ended December 31, 2008, 2007, and 2006:

                                                     2008          2007          2006
                                                 ----------------------------------------
                                                                (In Thousands)
Current                                          $    (2,176)  $     4,603   $    (3,087)
Deferred                                             (11,864)      (10,339)       13,761
                                                 ----------------------------------------
                                                 $   (14,040)  $    (5,736)  $    10,674
                                                 ========================================

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense are as follows:

                                                     2008          2007          2006
                                                 ----------------------------------------
                                                                 (In Thousands)
Federal income tax expense computed at
   statutory rate                                $  (149,889)  $    11,775   $    20,150
Increases (decreases) in taxes resulting from:
     Valuation allowance                             143,165             -             -
     Dividends received deduction                     (6,061)      (12,019)       (5,877)
     Credits                                          (1,126)       (1,959)       (2,915)
     Other                                              (129)       (3,533)         (684)
                                                 ----------------------------------------
                                                 $   (14,040)  $    (5,736)  $    10,674
                                                 ========================================

Credits primarily result from low-income housing tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:

                                                             DECEMBER 31
                                                          2008          2007
                                                      --------------------------
                                                             (In Thousands)
Deferred income tax assets:
   Future policy benefits                             $    35,102   $    50,355
   Net operating loss                                      14,584             -
   Deferred loss on investments                           143,542         1,504
   Deferred gain on life coinsurance agreement              1,972         2,457
   Net unrealized capital loss on investments             124,329        90,011
   Other                                                    7,266         4,709
                                                      --------------------------
Total deferred income tax assets                          326,795       149,036
Valuation allowance                                      (143,165)      (40,819)
                                                      --------------------------
Net deferred income tax assets                            183,630       108,217

Deferred income tax liabilities:
   Deferred policy acquisition costs                      149,359       144,399
   Depreciation                                             1,994         2,540
   Deferred gain on investments                             4,381             -
   Other                                                   11,817        12,211
                                                      --------------------------
Total deferred income tax liabilities                     167,551       159,150
                                                      --------------------------
Net deferred income tax asset (liability)             $    16,079   $   (50,933)
                                                      ==========================

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2008, the Company recorded a $143.2 million valuation allowance on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. At December 31, 2007, the Company recorded a $40.8 million valuation allowance on unrealized capital losses. The Company believes a valuation allowance is no longer required on unrealized losses. The net operating loss will expire in 2023. Based on the review of all available evidence, the Company believes that the deferred tax asset associated with this net operating loss will be utilized.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that is likely that any such regulations would apply prospectively only. For the year ended December 31, 2008, the Company recorded a benefit of approximately $6.1 million related to the current year's separate account DRD.

10. BUSINESS COMBINATIONS

On June 15, 2007, the Company's subsidiary SGI, acquired Avera Global Partners, an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method, and 100% of the results since June 15, 2007, have been included in the consolidated financial statements. The acquisition provided the Company global asset management capabilities. The aggregate purchase price was $3.5 million. During 2008, additional acquisition costs were incurred increasing the original allocation of goodwill by $444,000 to $3.3 million at December 31, 2008. SGI was subsequently sold to SBC on December 30, 2008 (see Note 16).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                              $        1,314
Fixed and other assets                                                  38
Intangible assets subject to amortization:
   Noncompetition agreements                                           280
Goodwill not subject to amortization                                 3,341
                                                            --------------
                                                                     4,973
Current liabilities                                                  1,508
                                                            --------------
Net assets acquired                                         $        3,465
                                                            ==============

The intangible asset subject to amortization is being amortized straight line over seven years. Goodwill and intangible assets are deductible for income tax purposes.

On January 17, 2008, the Company and its parent SBC, acquired 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex) and Investment Capital Technologies, LLC (Investment Capital). Rydex and Investment Capital were merged into Avon Holdings, LLC, which was renamed Rydex Holdings, LLC upon completion of the merger. The Company held a 60.5% ownership interest in RHLLC and SBC owned 39.5%. Effective December 30, 2008, the Company sold its entire interest in RHLLC to SBC (see Note 16).

RHLLC is a holding company whose subsidiaries principally sponsor, advise, and manage non-traditional, quantitative-oriented open-end mutual funds and exchange traded funds (Rydex Funds) that cover a wide range of traditional and alternative asset classes. Shares of the Rydex Funds are sold through registered investment advisors and broker/dealers, other institutional financial intermediaries, including insurance companies, and directly to retail investors. RHLLC also offers its registered investment advisor clients turnkey brokerage, custody, and back office products and services. In addition, RHLLC offers its investment clients the ability to engage in intraday trading within the Rydex Funds. This feature is made possible by proprietary trading techniques that allow RHLLC to actively and efficiently manage cash inflows and outflows within the funds on a real-time basis. As a result of the systems' capabilities, the process has become automated, scaleable, and cost-effective, with only negligible marginal costs incurred with increased trading volume. The businesses of the Company and RHLLC are closely related and afford the combined companies benefits associated with marketing and managing products and scale of operations. The value of RHLLC was determined based upon an independent

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATION (CONTINUED)

appraisal that considered market multiples for similar entities, similar recent transactions, and other relevant factors. The aggregate purchase price was $751.6 million with acquisition costs totaling $12.1 million (net assets acquired of $763.7 million). SBL's portion totaled $461.7 million.

The following table summarizes the allocation of the estimated fair values of assets acquired and liabilities assumed by the Company and SBC at the date of acquisition (in thousands):

Cash and cash equivalents                                   $       33,527
Other current assets                                                12,122
Fixed and other assets                                               6,169
Intangible assets not subject to amortization:
   Management contracts                                            328,000
   Trade name                                                      205,500
Intangible assets subject to amortization:
   Processes and technology                                         39,800
   Noncompetition agreements                                        19,600
Goodwill not subject to amortization                               139,663
                                                            --------------
                                                                   784,381
Current liabilities                                                 20,713
                                                            --------------
Net assets acquired                                         $      763,668
                                                            ==============

The weighted average amortization period is 8.4 years for the intangible assets subject to amortization. The goodwill and intangible assets amortization are deductible for income tax purposes.

On January 7, 2008, the Company's subsidiary, SI, acquired through an asset purchase an asset management business primarily involved in the management of large-cap and mid-cap growth assets. At the time of acquisition, the team managed approximately $475 million in assets for institutional and retail clients. The acquisition was completed to enhance the Company's asset management expertise in the area of large-cap and mid-cap growth assets. The aggregate purchase price was $500,000, and the acquisition was accounted for using the purchase method. SI was subsequently sold to SBC at December 30, 2008 (see Note
16).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATION (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):

Intangible assets subject to amortization:
   Noncompetition agreements                                $          228
Goodwill not subject to amortization                                 1,209
                                                            --------------
                                                                     1,437
Current liabilities                                                    937
                                                            --------------
Net assets acquired                                         $          500
                                                            ==============

The intangible asset subject to amortization is being amortized straight line over five years. The goodwill and intangible assets are deductible for income tax purposes.

11. GOODWILL AND OTHER INTANGIBLE ASSETS

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                      OTHER
                                                    INTANGIBLE
                                      GOODWILL        ASSETS          TOTAL
                                    -------------------------------------------
                                                  (In Thousands)

Balance at January 1, 2007          $          -   $          -   $          -
   Acquisition                             2,896            280          3,176
   Amortization                                -            (20)           (20)
                                    -------------------------------------------
Balance at December 31, 2007               2,896            260          3,156
   Acquisitions                          141,317        593,128        734,445
   Amortization                                -         (7,625)        (7,625)
   Impairment                                  -         (7,300)        (7,300)
   Sale of subsidiaries to SBC          (144,213)      (578,463)      (722,676)
                                    -------------------------------------------
Balance at December 31, 2008        $          -   $          -   $          -
                                    ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. GOODWILL AND OTHER INTANGIBLE ASSETS (CONTINUED)

Impairment of goodwill and intangibles is evaluated annually. During 2008, an impairment of $7.3 million was recognized for the trade name intangible acquired as part of the RHLLC acquisition. The fair value of the trade name was determined based on discounted future cash flows.

12. CONDENSED FAIR VALUE INFORMATION

FAIR VALUES HIERARCHY

In accordance with SFAS No. 157, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. The levels are as follows:

LEVEL 1 - Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Our Level 1 assets include cash and cash equivalents and separate account assets.

LEVEL 2 - Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Our Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

LEVEL 3 - Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Our Level 3 assets include private placements, structured products and certain debt securities and asset-backed securities priced using broker quotes or other methods that utilized unobservable inputs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

DETERMINATION OF FAIR VALUE

Under SFAS No. 157, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in SFAS No. 157.

The following table presents categories reported at fair value on a recurring basis for the period ending December 31.

                                                            2008
                                 ------------------------------------------------------------
                                                         FAIR VALUE HIERARCHY LEVEL
                                                 --------------------------------------------
                                   FAIR VALUE       LEVEL 1         LEVEL 2        LEVEL 3
                                 ------------------------------------------------------------
                                                        (In Thousands)
Assets:
   Cash and cash equivalents     $     211,333   $     211,333   $          -   $          -
   Bonds                             2,901,807               -      2,499,827        401,980
   Equity securities
     available-for-sale                 82,252               -         14,121         68,131
   Separate account assets           4,507,767       4,507,767              -              -
                                 ------------------------------------------------------------
Total                            $   7,703,159   $   4,719,100   $  2,513,948   $    470,111
                                 ============================================================

Liabilities:
   Interest rate swaps           $       5,796   $           -   $          -   $      5,796
                                 ------------------------------------------------------------
Total                            $       5,796   $           -   $          -   $      5,796
                                 ============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2008, are as follows:

                                         TOTAL REALIZED/UNREALIZED                                                CHANGE IN
                                             GAINS AND LOSSES                                                     UNREALIZED
                                        ---------------------------                                                 GAINS
                                                       INCLUDED IN     PURCHASES,                                (LOSSES) IN
                            BALANCE,      INCLUDED        OTHER        ISSUANCES,                  BALANCE,        NET LOSS
                           JANUARY 1,        IN       COMPREHENSIVE    SALES, AND                DECEMBER 31,   FOR POSITIONS
                              2008        NET LOSS       INCOME       SETTLEMENTS    TRANSFERS       2008         STILL HELD
                           ---------------------------------------------------------------------------------------------------
                                                                     (In Thousands)
Assets:
   Bonds                   $  880,800   $  (377,867)  $       9,552   $  (115,760)  $    5,255   $    401,980   $    (206,835)
   Equities                    84,888        (5,400)         (4,256)       (7,101)           -         68,131          (4,127)
   Mutual funds                12,912             -               -             -      (12,912)             -               -
                           ---------------------------------------------------------------------------------------------------
Total assets               $  978,600   $  (383,267)  $       5,296   $  (122,861)  $   (7,657)  $    470,111   $    (210,962)
                           ===================================================================================================

Liabilities:
   Interest rate swaps     $    2,561   $     1,202   $           -   $     2,033   $        -   $      5,796   $           -
                           ===================================================================================================

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business owned life insurance and mortgage loans: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

     Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

     Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Investment-type insurance contracts: Fair values for the Company's liabilities for investment-type contracts are estimated using the actuarial appraisal method such that the fair value is the present value of future statutory profits the assuming company is expected to realize from the business. The profits are discounted at a rate reflecting the risk free rate and nonperformance risk.

     Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  ----------------------------------------------------------------
                                     CARRYING          FAIR           CARRYING          FAIR
                                      AMOUNT           VALUE           AMOUNT           VALUE
                                  ----------------------------------------------------------------
                                                          (In Thousands)
Cash and cash equivalents         $      211,333   $     211,333   $      99,915   $       99,915
Bonds (Note 2)                         2,927,915       2,927,126       3,933,337        3,935,118
Equity securities (Note 2)                82,252          82,252          98,379           98,379
Notes receivable from affiliate          740,239         756,100          40,000           40,000
Mutual funds                                   -               -          12,912           12,912
Mortgage loans                            12,642          12,642               -                -
Policy loans                             121,838         122,372         124,794          125,363
Business owned life insurance             26,500          26,500          78,350           78,350
Separate account assets                4,507,767       4,507,767       6,939,072        6,939,072
Supplementary contracts
   without life contingencies            (11,681)        (13,273)        (15,064)         (17,591)
Individual and group annuities        (4,206,905)     (4,075,868)     (4,546,544)      (4,333,465)
Long-term debt                          (150,000)        (51,412)       (150,000)        (160,211)
Mortgage debt                            (40,549)        (47,403)        (42,334)         (44,930)
Interest rate swaps                       (5,796)         (5,796)         (2,561)          (2,561)
Separate account liabilities          (4,507,767)     (4,507,767)     (6,939,072)      (6,939,072)

13. COMMITMENTS AND CONTINGENCIES

The Company leases office space under several operating lease agreements. The leases contain escalation clauses that vary, but average at a rate of 2%. Total expense for all operating leases amounted to $3,439,000 during 2008.

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $15.0 million and $13.5 million at December 31, 2008 and 2007, respectively, over the next few years as required by the general partner.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2008 and 2007, the Company has reserved $1,982,000 and $1,800,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

ERISA Matters: The Company has been named, among several others, as defendants in a putative class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to NEA's Member Benefits Corporation under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company, unaffiliated companies, and individuals. The plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The plaintiffs seek unspecified damages and injunctive relief. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The court granted defendants' motions to dismiss on May 23, 2008, and all claims against the Company and the other defendants were dismissed. The plaintiffs have appealed this decision to the Ninth Circuit Court of Appeals. The Company does not believe that the class action claims have merit and intends to defend against the claims vigorously.

State of Alabama Matters: The staff of the Alabama Securities Commission has investigated whether SDI transacted business in Alabama as a broker/dealer or broker/dealer agent for securities without benefit of registration or exemption from registration in violation of the Alabama Securities Act (the Act) and unlawfully effected securities transactions with residents of the state of Alabama from October 11, 2002 to November 21, 2006, in violation of the Act. The staff of the Alabama Securities Commission has presented for the Company's review a consent order under which the Company, SDI, Educator Benefits Corporation (EBC), and the Alabama Education Association (AEA) would agree to disgorge $1,650,000 to participants in products sponsored by the AEA. This amount represents the administrative, advertising, and conference fees that were paid to AEA and EBC from 2000 to 2007 by SDI and another unaffiliated life insurance company. The proposed consent order also seeks from the Company and SDI jointly $75,000 for an administrative assessment and $75,000 to reimburse the commission for the cost of its investigation. The Company intends to respond vigorously to the staff's allegations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. LONG-TERM DEBT

At December 31, 2008, the Company has access to a $115 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (0.25% at December 31, 2008). The Company had no borrowings under this line of credit at December 31, 2008. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2008.

The Company has outstanding surplus notes of $150 million at December 31, 2008 and 2007. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

15. MORTGAGE DEBT

The primary mortgage financing for the Company's home office property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that it presently occupies (see Note 1).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. MORTGAGE DEBT (CONTINUED)

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to the FHLB. The financing is collateralized by a first mortgage on the premises and $24 million of other marketable securities. At December 31, 2008, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2009                                                               $      1,909
2010                                                                      2,042
2011                                                                      2,184
2012                                                                      2,335
2013                                                                      2,497
Thereafter                                                               29,582
                                                                   ------------
                                                                   $     40,549
                                                                   ============

16. RELATED-PARTY TRANSACTIONS

The Company owned shares of affiliated mutual funds managed by SI with net asset values of $10,759,000 at December 31, 2007. There was no similar investment at December 31, 2008.

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2008, was $40,000,000.

On April 7, 2008, the Company entered into an intercompany promissory note due from SBC totaling $250,000,000 payable in full at maturity on May 20, 2018. Interest on the principal amount of the note is due and payable at an annual rate of 6.96% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2008, was $250,000,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. RELATED-PARTY TRANSACTIONS (CONTINUED)

On December 30, 2008, the Company sold its interest in RHLLC, SGI, and SI to SBC in exchange for an intercompany promissory note equal to the aggregate GAAP book value of its membership interest in the aforementioned entities, which totaled $450,239,000. The note is payable in full at maturity on December 31, 2023. Interest on the principal amount of the note is due and payable calendar-quarterly in arrears commencing on March 31, 2009. Interest on the note is payable in an amount equal to 100% of the GAAP net income associated with 60.5% of the membership interest of RHLLC adjusted for purchase price amortization, 90% of the membership interest of SI, and 100% of the profits class membership interest in SGI. The note has been collateralized by 60.5% of the membership interest in RHLLC, 90% of the membership interest in SI, and 100% of the membership interest in SGI. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. In the event SBC prepays any of the principal, a proportionate amount of the membership interests pledged will also be released. The principal balance at December 31, 2008, was $450,239,000.

On December 31, 2008, SBC contributed mortgage loans due from officers in the amount of $12,642,000 and accrued interest on such loans in the amount of $49,000 to SBL. Such loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 5%.

On December 31, 2008, SBC contributed all of the outstanding common stock in SDI to SBL.

The Company paid $39,124,000 and $53,878,000 in 2008 and 2007, respectively, to affiliates for providing management, investment, and administrative services. The Company has a receivable from its affiliates of $13,303,000 and a payable to its affiliates of $140,620 for the years ended December 31, 2008 and 2007, respectively.

The Company paid $22,800,000, $46,700,000, and $40,000,000 in dividends to SBC in 2008, 2007, and 2006, respectively.

The Company writes conversion and third-party administration contracts on behalf of se(2), inc. (se(2)), an affiliate. All of the revenue associated with these contracts is collected by the Company. The Company paid $17,456,000 and $19,281,000 to se(2) during 2008 and 2007, respectively, for administrative services related to these contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for these contracts.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

The Company was granted a permitted practice for the year 2008. Currently the NAIC's Accounting Practices and Procedures Manual, SSAP No. 10, Income Taxes, specifies that the maximum admitted deferred tax asset (DTA) is the lesser of the amount of DTA expected to be realized within one year of the balance sheet date or 10% of statutory capital and surplus. The State of Kansas has granted their approval of a permitted accounting practice that differs from NAIC statutory accounting practices and principles that allows the Company to record a maximum DTA of the lesser of the amount of DTA expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus. As a result of this permitted practice, the Company's statutory deferred tax asset and its statutory capital and surplus were increased by $13,325,000 at December 31, 2008, but its statutory net income was not impacted. The Company's use of this permitted practice did not prevent any trigger of a regulatory control event.

Statutory capital and surplus of the insurance operations were $300,551,000 and $604,938,000 at December 31, 2008 and 2007, respectively. Statutory net income of the insurance operations was a loss of $317,408,000 and income of $19,138,000 and $38,890,000 for the years ended December 31, 2008, 2007, and 2006, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company's capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company's adjusted capital falls below certain levels, including the company action level RBC and the authorized control level RBC.

At December 31, 2008, the Company's statutory adjusted capital per the RBC calculation is $325,406,000 as compared to their company action level RBC of $109,691,000 and their authorized control level RBC of $54,845,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS (CONTINUED)

On April 17, 2009, the NAIC adopted new statutory accounting regarding the recognition of impairment losses on structured investment securities. The effective date is for periods ending on or after September 30, 2009. As proposed, the Company currently estimates this accounting change would reduce statutory capital and surplus by approximately $89 million. The Company has discussed a permitted practice with the Kansas Insurance Commissioner to defer the implementation of this guidance.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2008, SDI had net capital of $9,674,000, which was $8,745,000 in excess of its required net capital of $929,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to the subparagraph (k)(1) thereof. SDI's ratio of aggregate indebtedness to net capital was 1.44 to 1 at December 31, 2008.

                                     PART C

                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits
--------      ---------------------------------

              (a)  Financial Statements

                   The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008; and (2) the audited financial statements of Variable Annuity Account VIII at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements.

              (b)  Exhibits

                     (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company ("SBL") authorizing establishment of the Separate Account(a)

                     (2)   Not Applicable

                     (3)   (a)  Facilities Agreement(w)
                           (b) SBL Variable Products Schedule of Commissions(g)
                           (c) Marketing Organization Agreement(t)
                           (d) SBL Variable Products Sales Agreement(h)
                           (e) Schedule of Asset Based Commissions(c)
                           (f) Amendment to Marketing Organization, SBL Variable
                                Products Broker/Dealer Sales, and SBL Variable Product Sales Agreement(j)
                           (g) Distribution Agreement(t)

                     (4)   (a) Individual Contract (Form V6022  10-94)(g)
                           (b) Individual Contract - Unisex (Form V6022
                                10-94)U(a)
                           (c) Loan Endorsement (Form V6066  10-00)(e)
                           (d) SIMPLE IRA Endorsement (Form 4453C-5S  R9-03)(i)
                           (e) Tax-Sheltered Annuity Endorsement (Form V6101
                                (9-05))(l)
                           (f) Individual Retirement Annuity Endorsement
                                (Form 6849A  R9-03)(i)
                           (g) Roth IRA Endorsement (Form V6851A  R9-03)(i)
                           (h) 457 Plan Endorsement (Form V6054  R1-98)(a)
                           (i) 403a Endorsement (Form V6057  10-98)(b)
                           (j) Method for Deductions Endorsement (Form V6071
                                3-01)(f)
                           (k) Texas Optional Retirement Plan Rider (Form V6932G
                                7-00)(f)

                     (5)   Application (Form V6845 R5-97)(d)

                     (6)   (a) Composite of Articles of Incorporation of SBL(k)
                           (b) Bylaws of SBL(t)

                     (7)   Not Applicable

                     (8)   (a) Participation Agreement - AIM(m)
                               (i)   Amendment Number 1(m)
                               (ii)  Amendment Number 2(m)
                               (iii) Amendment Number 3(p)
                           (b) Participation Agreement - American Century(s)
                           (c) Participation Agreement - Dreyfus(m)
                           (d) Participation Agreement - Legg Mason (Citigroup
                                Global Markets, Inc)(s)
                           (e) Participation Agreement - MFS(R)(n)
                           (f) Participation Agreement - Neuberger Berman - AMT
                                Funds(u)
                           (g) Participation Agreement - Oppenheimer(s)
                           (h) Participation Agreement - PIMCO(u)
                           (i) Participation Agreement - Royce(m)
                           (j) Participation Agreement - Rydex(o)
                               (i)   Amendment Number 1(o)
                               (ii)  Amendment Number 2(o)
                               (iii) Amendment Number 3(o)
                               (iv)  Amendment Number 4(o)
                               (v)   Amendment Number 5(o)
                               (vi)  Amendment Number 6(p)
                           (k) Participation Agreement - Van Kampen LIT(m)
                               (i)  Amendment Number 1(p)
                           (l) Participation Agreement - Van Kampen UIF (Morgan
                                Stanley)(n)
                           (m) Information Sharing Agreement - AIM(r)
                           (n) Information Sharing Agreement - American
                                Century(r)
                           (o) Information Sharing Agreement - Dreyfus(r)
                           (p) Information Sharing Agreement - Legg Mason(v)
                           (q) Information Sharing Agreement -MFS(r)
                           (r) Information Sharing Agreement - Neuberger
                                Berman(r)
                           (s) Information Sharing Agreement - Oppenheimer(r)
                           (t) Information Sharing Agreement - PIMCO(r)
                           (u) Information Sharing Agreement - Royce(r)
                           (v) Information Sharing Agreement - Rydex(r)
                           (w) Information Sharing Agreement - Van Kampen(r)
                           (x) Information Sharing Agreement - Security Funds(q)

                     (9)   Opinion of Counsel(g)

                    (10)   (a) Consent of Independent Registered Public
                                Accounting Firm
                           (b) Consent of Counsel

                    (11)   Not Applicable

                    (12)   Not Applicable

                    (13)   Not Applicable


(a) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-23723 (filed March 1, 1999).

(b) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(c) Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2000).

(d) Incorporated herein by reference to Exhibits filed with Registration Statement No. 033-85592 (filed May 1, 2000).

(e) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2001).

(f) Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 11, 2001).

(g) Incorporated herein by reference to Exhibits filed with Registration Statement No. 033-85592 (filed April 11, 2001).

(h) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(i) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(j) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(k) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005).

(l) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(m) Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(n) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-124509 (filed April 28, 2006).

(o) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(p) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(q) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(r) Incorporated herein by reference to Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).

(s) Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2008).

(t) Incorporated herein by reference to Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(u) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).

(v) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009).

(w) Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).

Item 25.      Directors and Officers of the Depositor
--------      ---------------------------------------

              --------------------------------------------------------------------------------------------
              NAME AND PRINCIPAL
              BUSINESS ADDRESS                             POSITIONS AND OFFICES WITH DEPOSITOR
              -------------------------------------------- -----------------------------------------------
              Kris A. Robbins*                             President, Chief Executive Officer and Director
              -------------------------------------------- -----------------------------------------------
              Kalman Bakk, Jr.*                            Senior Vice President and Director
              -------------------------------------------- -----------------------------------------------
              John F. Frye*                                Senior Vice President, Chief
                                                            Financial Officer and Director
              -------------------------------------------- -----------------------------------------------
              John F. Guyot*                               Senior Vice President, General
                                                            Counsel, Secretary and Director
              -------------------------------------------- -----------------------------------------------
              David J. Keith*                              Senior Vice President
              -------------------------------------------- -----------------------------------------------
              Amy J. Lee*                                  Vice President, Associate General
                                                            Counsel, and Assistant Secretary
              -------------------------------------------- -----------------------------------------------
              Thomas R. Kaehr*                             Vice President, Controller and Treasurer
              -------------------------------------------- -----------------------------------------------
              Carmen R. Hill*                              Assistant Vice President and
                                                            Chief Compliance Officer
              -------------------------------------------- -----------------------------------------------
              *Located at One Security Benefit Place, Topeka, Kansas 66636-0001.
              --------------------------------------------------------------------------------------------

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant
--------      ------------------------------------------------------------------

              The Depositor, Security Benefit Life Insurance Company ("SBL"), is owned by Security Benefit Corporation through the ownership of all of the issued and outstanding shares of common stock of SBL. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company (SBMHC), which in turn is controlled by SBL policyholders. As of December 31, 2008, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

              The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account VIII or SBL:

             ------------------------------------------------------------------------------------------------------
                                                                                              PERCENT OF VOTING
                                                                                               SECURITIES OWNED
                                                                      JURISDICTION OF              BY SBMHC
                                      NAME                             INCORPORATION       (DIRECTLY OR INDIRECTLY)
             -------------------------------------------------------- ----------------- ---------------------------
             Security Benefit Mutual Holding Company                       Kansas                    ---
             (Holding Company)
             -------------------------------------------------------- ----------------- ---------------------------
             Security Benefit Corporation (Holding Company)                Kansas                    100%
             -------------------------------------------------------- ----------------- ---------------------------
             Security Benefit Life Insurance Company (Stock Life           Kansas                    100%
             Insurance Company)
             -------------------------------------------------------- ----------------- ---------------------------
             Security Investors, LLC (Investment Adviser)                  Kansas                    100%
             -------------------------------------------------------- ----------------- ---------------------------

             ------------------------------------------------------------------------------------------------------
                                                                                              PERCENT OF VOTING
                                                                                               SECURITIES OWNED
                                                                      JURISDICTION OF              BY SBMHC
                                      NAME                             INCORPORATION       (DIRECTLY OR INDIRECTLY)
             -------------------------------------------------------- ----------------- ---------------------------
             -------------------------------------------------------- ----------------- ---------------------------
             Security Global Investors, LLC (Investment Adviser)           Kansas                    100%
             -------------------------------------------------------- ----------------- ---------------------------
             Security Distributors, Inc. (Broker/Dealer, Principal         Kansas                    100%
             Underwriter of Mutual Funds)
             -------------------------------------------------------- ----------------- ---------------------------
             se(2), inc. (Third Party Administrator)                       Kansas                    100%
             -------------------------------------------------------- ----------------- ---------------------------
             Security Benefit Academy, Inc. (Daycare Company)              Kansas                    100%
             -------------------------------------------------------- ----------------- ---------------------------
             Security Financial Resources, Inc.                            Kansas                    100%
             (Financial Services)
             -------------------------------------------------------- ----------------- ---------------------------
             First Security Benefit Life Insurance and Annuity            New York                   100%
             Company of New York
             (Stock Life Insurance Company)
             -------------------------------------------------------- ----------------- ---------------------------
             Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                    100%
             -------------------------------------------------------- ----------------- ---------------------------
             Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                   100%
             -------------------------------------------------------- ----------------- ---------------------------
             Padco Advisors, Inc. (Investment Adviser)                    Maryland                   100%
             -------------------------------------------------------- ----------------- ---------------------------
             Padco Advisor II, Inc. (Investment Adviser)                  Maryland                   100%
             -------------------------------------------------------- ----------------- ---------------------------
             Rydex Fund Services, Inc.                                    Maryland                   100%
             -------------------------------------------------------- ----------------- ---------------------------
             Advisor Research Center, Inc.                                Maryland                   100%
             -------------------------------------------------------- ----------------- ---------------------------
             Rydex Advisory Services, LLC                                 Maryland                   100%
             -------------------------------------------------------- ----------------- ---------------------------
             Rydex Specialized Products, LLC                              Delaware                   100%
             -------------------------------------------------------- ----------------- ---------------------------

              SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV and XI, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account (Varilife and Security Elite Benefit), Variflex Separate Account (Variflex and Variflex ES), SBL Variable Annuity Account VIII (Variflex Extra Credit and Variflex Signature), SBL Variable Annuity Account XIV (AdvanceDesigns, AdvisorDesigns, AEA Valuebuilder, EliteDesigns, NEA Valuebuilder, NEA Valuebuilder Retirement Income Director, SecureDesigns and Security Benefit Advisor), SBL Variable Annuity Account XVII (ClassicStrategies and ThirdFed), T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account. As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment advisor to SBL Fund. The purchasers of SBL's variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters. Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27.      Number of Contract Owners
--------      -------------------------

              As of February 28, 2009 there were 3,197 owners of the Qualified Contracts and 2,516 owners of the Non-Qualified Contracts issued under SBL Variable Annuity Account VIII.

Item 28.      Indemnification
--------      ---------------

              The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                         (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his of her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                         (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter
--------      ---------------------

              (a)(1) Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as principal underwriter for:

                       SBL Variable Annuity Account I
                       SBL Variable Annuity Account III
                       SBL Variable Annuity Account IV
                       Security Varilife Separate Account (Security Elite
                        Benefit)
                       Security Varilife Separate Account (Security Varilife) SBL Variable Life Insurance Account (Varilife)
                       Variable Annuity Account IX
                       Account XVI
                       Parkstone Advantage Variable Annuity
                       Variflex Separate Account (Variflex)
                       Variflex Separate Account (Variflex ES)
                       Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                       Variable Annuity Account VIII (Variflex Signature) Variable Annuity Account XI (Scarborough Advantage
                        Variable Annuity)
                       SBL Variable Annuity Account XIV (AdvanceDesigns
                        Variable Annuity)
                       SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                        Annuity)
                       SBL Variable Annuity Account XIV (AEA Variable Annuity) SBL Variable Annuity Account XIV (EliteDesigns Variable
                        Annuity)
                       SBL Variable Annuity Account XIV (NEA Valuebuilder)
                       SBL Variable Annuity Account XIV (NEA Valuebuilder
                        Retirement Income Director Variable Annuity)
                       SBL Variable Annuity Account XIV (SecureDesigns Variable
                        Annuity)
                       SBL Variable Annuity Account XIV (Security Benefit
                        Advisor Variable Annuity)
                       SBL Variable Annuity Account XVII (Classic Strategies
                        Variable Annuity)
                       SBL Variable Annuity Account XVII (ThirdFed Variable
                        Annuity)

              (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                       Variable Annuity Account A (AdvisorDesigns Variable
                        Annuity)
                       Variable Annuity Account A (EliteDesigns Variable
                        Annuity)
                       Variable Annuity Account B (SecureDesigns Variable
                        Annuity)
                       Variable Annuity Account B (AdvanceDesigns Variable
                        Annuity)

              (a)(3) SDI acts as principal underwriter for the following funds:

                       Security Equity Fund
                       Security Income Fund
                       Security Large Cap Value Fund
                       Security Mid Cap Growth Fund
                       SBL Fund

              (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                       Nationwide Multi-Flex Variable Account
                       Nationwide Variable Account 9

                       ------------------------------------------------------------------------------
              (b)       NAME AND PRINCIPAL                     POSITION AND OFFICES
                        BUSINESS ADDRESS*                        WITH UNDERWRITER
                       --------------------------------------- --------------------------------------
                        Mark J. Carr                           President and Director
                       --------------------------------------- --------------------------------------
                        Thomas R. Kaehr                        Treasurer
                       --------------------------------------- --------------------------------------
                        Brenda M. Harwood                      Vice President, Assistant Treasurer
                                                                and Director
                       --------------------------------------- --------------------------------------
                        James R. Schmank                       Vice President and Director
                       --------------------------------------- --------------------------------------
                        Richard M. Goldman                     Director
                        Connecticut Business Center
                        6 Landmark Square #471
                        Stamford, CT 06901-2704
                       --------------------------------------- --------------------------------------
                        Dale W. Martin, Jr.                    Director
                       --------------------------------------- --------------------------------------
                        Amy J. Lee                             Secretary and Chief Compliance Officer
                       --------------------------------------- --------------------------------------
                        Christopher D. Swickard                Assistant Secretary
                       --------------------------------------- --------------------------------------
                        Carmen R. Hill                         Assistant Vice President
                       ------------------------------------------------------------------------------
                        *For all persons listed, except as indicated above, the
                         principal business address is One Security Benefit
                         Place, Topeka, Kansas 66636-0001.
                       ------------------------------------------------------------------------------
                       --------------------------------------------------------------------------------------------
              (c)                    (1)                        (2)                    (3)                 (4)
                                   NAME OF                NET UNDERWRITING
                                  PRINCIPAL                DISCOUNTS AND          COMPENSATION          BROKERAGE
                                 UNDERWRITER                COMMISSIONS           ON REDEMPTION        COMMISSIONS
                       ----------------------------- ------------------------- ------------------- ----------------
                         Security Distributors, Inc.       316,719.85(1)           226,630.95              $0
                       --------------------------------------------------------------------------------------------
                        *SBL pays SDI an annual payment of 0.75% of all Purchase
                         Payments received under variable annuity contracts
                         issued by SBL to support SDI's ongoing operations

                        1   SBL pays commissions to selling broker-dealers
                            through SDI. This is the amount paid to SDI in
                            connection with all Contracts sold through the
                            Separate Account. SDI passes through to the selling
                            broker-dealers all such amounts.
                       --------------------------------------------------------------------------------------------

Item 30.      Location of Accounts and Records
--------      --------------------------------

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services
--------      -------------------

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings
--------      ------------

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

              (b) Registrant undertakes that it will include as part of the Variflex LS contract application a space that an applicant can check to request a Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

              (d) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account VIII, hereby represents that it is relying upon the American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) at paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

              (e) Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

              (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 24th day of April 2009.

                         Security Benefit Life Insurance Company (The Depositor) SBL Variable Annuity Account VIII (The Registrant)


                  By:    /s/ KRIS A. ROBBINS
                         -------------------------------------------------------
                         Kris A. Robbins, Chief Executive Officer


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2009.

                              SIGNATURES AND TITLES
                              ---------------------


By:    /s/ KRIS A. ROBBINS
       -----------------------------------------------------------
       Kris A. Robbins, Chief Executive Officer and Director


By:    /s/ JOHN F. FRYE
       -----------------------------------------------------------
       John F. Frye, Chief Financial Officer and Director


By:    /s/ KALMAN BAKK, JR.
       -----------------------------------------------------------
       Kalman Bakk, Jr., Director


By:    /s/ THOMAS R. KAEHR
       -----------------------------------------------------------
       Thomas R. Kaehr, Controller (chief accounting officer)

                                  EXHIBIT INDEX
                                  -------------


(1)  None

(2)  None

(3)  (a)    None
     (b)    None
     (c)    None
     (d)    None
     (e)    None
     (f)    None
     (g)    None

(4)  (a)    None
     (b)    None
     (c)    None
     (d)    None
     (e)    None
     (f)    None
     (g)    None
     (h)    None
     (i)    None
     (j)    None
     (k)    None

(5)  None

(6)  (a)    None
     (b)    None

(7)  None

(8)  (a)    None
            (i)   None
            (ii)  None
            (iii) None
     (b)    None
     (c)    None
            (i)   None
     (d)    None
     (e)    None
     (f)    None
            (i)   None
            (ii)  None
     (g)    None
            (i)   None
            (ii)  None
            (iii) None
     (h)    None

            (i)   None
            (ii)  None
            (iii) None
            (iv)  None
     (i)    None
     (j)    None
            (i)   None
            (ii)  None
            (iii) None
            (iv)  None
            (v)   None
            (vi)  None
     (k)    None
            (i)   None
     (l)    None
     (m)    None
     (n)    None
     (o)    None
     (p)    None
     (q)    None
     (r)    None
     (s)    None
     (t)    None
     (u)    None
     (v)    None
     (w)    None
     (x)    None

(9)  None

(10) (a)    Consent of Independent Registered Public Accounting Firm
     (b)    Consent of Counsel

(11) None

(12) None

(13) None